UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-8598

The Commerce Funds

(Exact name of Registrant as specified in charter)

922 Walnut St., Fourth Floor, Mail Code = TB4-1, Kansas City, Missouri 64106
(Address of principal executive offices) (Zip code)

Diana E. McCarthy

Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

(Name and address of agent for service)

Registrant’s telephone number, including area code:1-800-995-6365

Date of fiscal year end: 10/31

Date of reporting period: 10/31/17

ITEM 1.	REPORTS TO SHAREHOLDERS.

The Annual Report to Shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1) is filed herewith.

The Commerce Funds

Osage R.
Roscoe
Ft. Wayne
Ft. Gibson
Arkansas R.

commerce funds

Annual Report

October 31, 2017

commerce funds™

The Commerce Funds
Annual Report
October 31, 2017
commerce funds

For Your Life’s Direction
At The Commerce Funds, we’re committed to providing sound investment choices to help you realize your most important financial goals, no matter where life takes you.
We offer a full range of mutual funds managed by Commerce Investment Advisors, Inc., a subsidiary of Commerce Bank. With a choice of 8 portfolios — each targeting a specific investment goal — we make it easy for you to invest, not just today, but throughout all the stages of your life.
Behind each of our Funds is a carefully defined investment philosophy and a commitment to the highest investment standards. This means, whether you are building a nest egg for retirement, planning for your child’s education, or saving for a special need, you can find investment options at The Commerce Funds.
Risk/Reward
The Commerce Funds
MidCap Growth
Growth
Risk
Value
Kansas Tax-Free
Intermediate Bond
Missouri Tax-Free
Intermediate Bond
Potential Return
National Tax-Free
Intermediate Bond
Bond
Short-Term Government
In general, greater returns are associated with greater risks and increased risks create the potential for greater losses.
The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. The Commerce Investment Advisors, Inc. (the “Adviser” or “Commerce”) believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.
References to specific company’s securities should not be construed as a recommendation or investment advice and there can be no assurance that as of the date of publication of this report, the securities mentioned in each Fund’s portfolio are still held or that the securities sold have not been repurchased.

COMMERCE FUNDS

Please note:

The information in this annual report is as of October 31, 2017 and is audited, except where noted. The securities mentioned in this report may no longer be held by the Funds. To view more recent information about each Commerce Fund’s performance and portfolio or to obtain a prospectus, please visit our website at www.commercefunds.com. This report is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus, which contains more complete information about the Commerce Funds’ investment policies, management and expenses. Investors should read the prospectus carefully before investing.

You may also receive Commerce Funds information by calling toll free 1-800-995-6365 or by writing to P.O. Box 219525, Kansas City, Missouri, 64121-9525, or you may contact your investment professional. The Commerce Funds publish performance and portfolio information for each Commerce Fund at the end of every calendar quarter. Investors should read the prospectus carefully before investing or sending money.

COMMERCE GROWTH FUND

Growth Fund Overview

We present you with the annual report for the Commerce Growth Fund for the one-year period ended October 31, 2017.

A conversation with Joe Williams, Portfolio Manager of the Growth Fund.

Q: How did the Fund perform over the review period?

A: The Fund had an annual return of 26.67%, underperforming its benchmark, the Russell 1000 Growth Index, which returned 29.71%. The Russell 1000 Growth Index reached all-time highs during the period as large cap technology companies stocks surged on the back of attractive earnings growth rates.

Q: Were there any significant adjustments made to the Fund’s portfolio during the period?

A: The Fund increased its health services sector weight to 4.6% from 1.1%, establishing an overweight position relative to the benchmark. The Fund also decreased its retail trade sector weight to 7.6% from 10.7%, establishing an underweight position relative to the benchmark.

Q: Could you describe some specific strategies and holdings that enhanced the Fund’s returns during the period?

A: The Fund’s stock selection in producer manufacturing was the largest contributor to the Fund’s performance for the period. Investments in stocks such as Mettler-Toledo International and AMETEK Inc, up 69% and 54% respectively, were top performers within the sector. The Fund’s underweight relative to the benchmark in the retail trade sector, which struggled amid competition from online retailers such as Amazon, also helped the Fund’s performance.

Q: What were some examples of strategies and holdings that didn’t work well for the Fund during the period?

A: The Fund’s underweight in electronic technology as compared to the benchmark and no allocation to the sector’s semi-conductor stocks, such as NVIDIA which was up 192%, detracted from performance. Also, the Fund’s 4% overweight to the consumer non-durables sector (only up 6.5%) detracted from performance.

COMMERCE GROWTH FUND

Performance Summary

October 31, 2017 (Unaudited)

The following is performance information for the Commerce Growth Fund (“Growth Fund”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund is not subject to a sales charge, so a sales charge is not applied to its total returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Performance Review
November 1, 2016 - October 31, 2017	Fund Total Return(a)	Index Total Return(c)	Index
Growth Fund	26.67%	29.71%	Russell 1000® Growth(c)

Standardized Average Annual Total Return through September 30, 2017(b)

Standardized Average Annual Total Return through September 30, 2017(b)	One Year	Three Years	Five Years	Ten Years
Growth Fund(a)	18.82%	13.29%	14.78%	7.90%
Russell 1000® Growth Index(c)	21.94%	12.69%	15.26%	9.08%

Growth Fund Shares 10 Year Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 2007 through October 31, 2017.

Average Annual Total Return through October 31, 2017	One Year	Three Years	Five Years	Ten Years
Growth Fund(a)	26.67%	13.24%	16.22%	8.01%

Expense Ratios(d)
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Reimbursements)
Growth Fund	0.83%	0.83%

(a)	Returns reflect any fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at net asset value (“NAV”). Current performance may be lower or higher than the total return figures in the above charts. Returns reflect any fee waivers and expense reductions. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(c)

The Russell 1000® Growth Index, an unmanaged index, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect any deduction for fees, taxes or expenses.

(d)	The Fund’s expense ratios, both net (net of applicable fee waivers and/or expense reimbursements) and gross (before applicable fee waivers and/or expense reimbursements), set forth above are as of the most recent publicly available prospectus for the Fund (March 1, 2017) and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Adviser has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses, excluding interest, taxes, acquired fund fees and expenses and extraordinary expenses. This agreement will remain in place through March 1, 2018. After this date, the Adviser or the Fund may terminate the contractual arrangement. If this occurs, the expense ratios may change without shareholder approval.

COMMERCE GROWTH FUND

Schedule of Investments

October 31, 2017

Shares	Description	Value
Common Stocks – 98.8%
Commercial Services – 1.0%
18,800	CDK Global, Inc.	$ 1,194,928

Communications – 1.2%
29,300	Verizon Communications, Inc.	1,402,591

Consumer Durables – 2.2%
31,065	Newell Brands, Inc.	1,266,831
28,500	Toll Brothers, Inc.	1,312,140

		2,578,971

Consumer Non-Durables – 8.5%
18,500	Colgate-Palmolive Co.	1,303,325
12,100	Dr Pepper Snapple Group, Inc.	1,036,486
19,400	Kellogg Co.	1,213,082
11,100	Kimberly-Clark Corp.	1,248,861
11,700	PepsiCo, Inc.	1,289,691
11,400	Philip Morris International, Inc.	1,192,896
29,000	The Coca-Cola Co.	1,333,420
12,200	The Estee Lauder Cos., Inc. Class A	1,364,082

		9,981,843

Consumer Services – 7.8%
22,800	CBS Corp. Class B	1,279,536
34,700	Comcast Corp. Class A	1,250,241
8,600	McDonald’s Corp.	1,435,426
25,500	Rollins, Inc.	1,119,705
38,300	Service Corp. International	1,358,118
25,400	Starbucks Corp.	1,392,936
13,700	The Walt Disney Co.	1,339,997

		9,175,959

Electronic Technology – 15.1%
17,100	Agilent Technologies, Inc.	1,163,313
15,900	Amphenol Corp. Class A	1,383,300
40,400	Apple, Inc.	6,829,216
5,500	Broadcom, Ltd.	1,451,505
29,300	Cadence Design Systems, Inc.*	1,264,588
47,200	Corning, Inc.	1,477,832
4,400	Lockheed Martin Corp.	1,355,904
5,510	The Boeing Co.	1,421,470
6,900	Thermo Fisher Scientific, Inc.	1,337,427

		17,684,555

Finance – 9.9%
12,600	Crown Castle International Corp.	1,349,208
8,700	Digital Realty Trust, Inc.	1,030,428
8,900	Erie Indemnity Co. Class A	1,075,120
14,300	Fidelity National Information Services, Inc.	1,326,468
20,400	Intercontinental Exchange, Inc.	1,348,440
9,500	Mastercard, Inc. Class A	1,413,315
6,500	Public Storage	1,347,125
14,000	T. Rowe Price Group, Inc.	1,300,600
13,200	Visa, Inc. Class A	1,451,736

		11,642,440

Shares	Description	Value
Common Stocks – (continued)
Health Services – 4.6%
7,300	Anthem, Inc.	$ 1,527,233
15,600	Cerner Corp.*	1,053,312
16,900	HCA Healthcare, Inc.*	1,278,485
7,300	UnitedHealth Group, Inc.	1,534,606

		5,393,636

Health Technology – 7.8%
7,000	Amgen, Inc.	1,226,540
6,600	Becton Dickinson & Co.	1,377,222
9,600	Bio-Techne Corp.	1,257,792
9,900	Celgene Corp.*	999,603
10,100	Johnson & Johnson	1,408,041
9,300	Stryker Corp.	1,440,291
11,900	Zimmer Biomet Holdings, Inc.	1,447,278

		9,156,767

Industrial Services – 1.2%
17,100	Waste Management, Inc.	1,405,107

Process Industries – 4.5%
10,200	Ecolab, Inc.	1,332,732
10,300	Praxair, Inc.	1,505,036
22,800	RPM International, Inc.	1,215,924
12,100	The Scotts Miracle-Gro Co.	1,205,402

		5,259,094

Producer Manufacturing – 7.8%
16,600	AMETEK, Inc.	1,120,334
9,600	Honeywell International, Inc.	1,383,936
9,500	Illinois Tool Works, Inc.	1,486,940
6,400	Lennox International, Inc.	1,223,232
1,700	Mettler-Toledo International, Inc.*	1,160,471
10,200	Nordson Corp.	1,292,238
5,700	Roper Technologies, Inc.	1,471,569

		9,138,720

Retail Trade – 7.6%
2,900	Amazon.com, Inc.*	3,205,312
17,000	Lowe’s Cos., Inc.	1,359,150
22,100	Ross Stores, Inc.	1,403,129
8,300	The Home Depot, Inc.	1,375,974
3,800	The Sherwin-Williams Co.	1,501,570

		8,845,135

Technology Services – 18.4%
8,300	Adobe Systems, Inc.*	1,453,828
4,600	Alphabet, Inc. Class A*	4,751,984
12,400	Automatic Data Processing, Inc.	1,441,624
11,400	Euronet Worldwide, Inc.*	1,101,696
17,600	Facebook, Inc. Class A*	3,169,056
10,800	Fiserv, Inc.*	1,397,844
10,800	Jack Henry & Associates, Inc.	1,189,404
57,500	Microsoft Corp.	4,782,850
19,100	Paychex, Inc.	1,218,389
34,000	Symantec Corp.	1,105,000

		21,611,675

4	The accompanying notes are an integral part of these financial statements.

COMMERCE GROWTH FUND

Shares	Description	Value
Common Stocks – (continued)
Transportation – 1.2%
11,900	United Parcel Service, Inc. Class B	$ 1,398,607

TOTAL COMMON STOCKS
(Cost $84,090,029)		$115,870,028

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 1.2%
Repurchase Agreement – 1.2%
Fixed Income Clearing Corp.
$1,373,000	0.120%	11/01/17	$1,373,000
Maturity Value: $1,373,009
(Cost $1,373,000)

TOTAL INVESTMENTS – 100.0%
(Cost $85,463,029)			$117,243,028

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%			57,778

NET ASSETS – 100.0%			$117,300,806

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Repurchase agreement was entered into on October 31, 2017. This agreement was fully collateralized by $1,385,000 U.S. Treasury Note, 2.875%, due 11/15/46 with a market value of $1,401,929.

PORTFOLIO COMPOSITION

	AS OF 10/31/2017	AS OF 10/31/2016

Technology Services	18.4%	18.2%
Electronic Technology	15.1	11.6
Finance	9.9	11.9
Consumer Non-Durables	8.5	11.0
Consumer Services	7.8	7.9
Health Technology	7.8	7.3
Producer Manufacturing	7.8	7.4
Retail Trade	7.6	10.7
Health Services	4.6	1.1
Process Industries	4.5	3.3
Consumer Durables	2.2	1.1
Industrial Services	1.2	1.3
Communications	1.2	1.1
Transportation	1.2	1.2
Repurchase Agreement	1.2	1.7
Commercial Services	1.0	—
Distribution Services	—	1.9
Exchange Traded Fund	—	1.6

TOTAL INVESTMENTS	100.0%	100.3%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies, including exchange traded funds, held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	5

COMMERCE VALUE FUND

Value Fund Overview

We present you with the annual report for the Commerce Value Fund for the one-year period ended October 31, 2017.

A conversation with Matt Schmitt, Portfolio Manager of the Value Fund.

Q: How did the Fund perform over the review period?

A: The Fund underperformed its benchmark index by 2.49% with a return of 15.29% over the 12 month period ending October 31, 2017, while the Russell 1000 Value Index returned 17.78%. Allocations to and stock selection within electronic technology and consumer services had the greatest positive effect on Fund performance over the year. However, retail trade, commercial services, and technology services offset the positive performance for the 12 month period.

Q: Were there any significant adjustments made to the Fund’s portfolio during the period?

A: There were a few modest adjustments made to the Fund’s sector allocations during the 12 month period. The two largest sector increases were to health technology from 8.4% to 12.0% and finance from 22.5% to 26.3%. The two largest reductions were made to retail trade from 5.9% to 2.6% and technology services from 5.9% to 2.1%.

Q: Could you describe some specific strategies and holdings that enhanced the Fund’s returns during the period?

A: The Fund benefited from the security selection within electronic technology and producer manufacturing with overweight positions relative to the benchmark in Boeing Company, HP Inc., Caterpillar Inc., and Emerson Electric Co. returning 86.65%, 53.29%, 67.58%, and 31.44%, respectively. Further performance was captured by allocating to McDonald’s Corporation which returned 52.35% with a 2.01% allocation versus the index with a 0% allocation.

Q: What were some examples of strategies and holdings that didn’t work well for the Fund during the period?

A: The Fund’s security selection in the retail trade and commercial services sectors with Macy’s Inc, Target Corporation, and Omnicom Group Inc. proved to be a detractor to performance, down -45.67%, -18.53%, and -19.10% respectively. Poor stock selection within consumer durables sector detracted from performance with Tupperware Brands Corporation up 3.23% while the sector as a whole outperformed the benchmark returning 26.10%.

COMMERCE VALUE FUND

Performance Summary

October 31, 2017 (Unaudited)

The following is performance information for the Commerce Value Fund (“Value Fund”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund is not subject to a sales charge, so a sales charge is not applied to its total returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Performance Review
November 1, 2016 - October 31, 2017	Fund Total Return(a)	Index Total Return(c)	Index
Value Fund	15.29%	17.78%	Russell 1000® Value(c)

Standardized Average Annual Total Return through September 30, 2017(b)

Standardized Average Annual Total Return through September 30, 2017(b)	One Year	Three Years	Five Years	Ten Years
Value Fund(a)	13.90%	9.43%	12.59%	6.44%
Russell 1000® Value Index(c)	15.12%	8.53%	13.20%	5.92%

Value Fund Shares 10 Year Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 2007 through October 31, 2017.

Average Annual Total Return through October 31, 2017	One Year	Three Years	Five Years	Ten Years
Value Fund(a)	15.29%	8.77%	12.85%	6.50%

Expense Ratios(d)
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Reimbursements)
Value Fund	0.71%	0.75%

(a)	Returns reflect any fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. Current performance may be lower or higher than the total return figures in the above charts.

Returns reflect any fee waivers and expense reductions. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(c)

The Russell 1000 ® Value Index, an unmanaged index, measures the performance of the large-cap value segment of the U.S. equity universe. It includes Russell 1000 companies with lower price-to-book ratios and lower expected growth values. The Index figures do not reflect any deduction for fees, taxes or expenses.

(d)	The Fund’s expense ratios, both net (net of applicable fee waivers and/or expense reimbursements) and gross (before applicable fee waivers and/or expense reimbursements), set forth above are as of the most recent publicly available prospectus for the Fund (March 1, 2017) and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Adviser has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses, excluding interest, taxes, acquired fund fees and expenses and extraordinary expenses. This agreement will remain in place through March 1, 2018. After this date, the Adviser or the Fund may terminate the contractual arrangement. If this occurs, the expense ratios may change without shareholder approval.

COMMERCE VALUE FUND

Schedule of Investments

October 31, 2017

Shares	Description	Value
Common Stocks – 98.6%
Commercial Services – 1.8%
66,000	Omnicom Group, Inc.	$ 4,434,540

Communications – 5.5%
267,000	AT&T, Inc.	8,984,550
103,500	Verizon Communications, Inc.	4,954,545

		13,939,095

Consumer Durables – 1.9%
81,500	Tupperware Brands Corp.	4,788,125

Consumer Non-Durables – 8.4%
60,000	Kimberly-Clark Corp.	6,750,600
42,000	PepsiCo, Inc.	4,629,660
52,000	Procter & Gamble Co.	4,489,680
76,500	V. F. Corp.	5,328,225

		21,198,165

Consumer Services – 2.1%
31,000	McDonald’s Corp.	5,174,210

Electronic Technology – 8.2%
149,000	Cisco Systems, Inc.	5,088,350
248,500	HP, Inc.	5,355,175
16,000	Lockheed Martin Corp.	4,930,560
20,000	The Boeing Co.	5,159,600

		20,533,685

Energy Minerals – 9.6%
97,000	Chevron Corp.	11,241,330
91,000	Exxon Mobil Corp.	7,584,850
80,000	Occidental Petroleum Corp.	5,165,600

		23,991,780

Finance – 26.3%
35,000	Ameriprise Financial, Inc.	5,478,900
80,000	Arthur J. Gallagher & Co.	5,066,400
108,000	BB&T Corp.	5,317,920
37,000	CME Group, Inc.	5,075,290
106,000	JPMorgan Chase & Co.	10,664,660
181,000	Kimco Realty Corp.	3,286,960
286,000	People’s United Financial, Inc.	5,336,760
77,500	Principal Financial Group, Inc.	5,103,375
23,500	Public Storage	4,870,375
57,000	T. Rowe Price Group, Inc.	5,295,300
187,000	Wells Fargo & Co.	10,498,180

		65,994,120

Health Technology – 12.0%
38,000	Amgen, Inc.	6,658,360
64,000	Johnson & Johnson	8,922,240
111,000	Merck & Co., Inc.	6,114,990
239,500	Pfizer, Inc.	8,396,870

		30,092,460

Industrial Services – 1.9%
86,000	ONEOK, Inc.	4,667,220

Shares	Description	Value
Common Stocks – (continued)
Process Industries – 4.1%
32,500	Air Products & Chemicals, Inc.	$ 5,181,475
99,500	Sonoco Products Co.	5,153,105

		10,334,580

Producer Manufacturing – 4.2%
40,000	Caterpillar, Inc.	5,432,000
79,000	Emerson Electric Co.	5,092,340

		10,524,340

Retail Trade – 2.6%
83,500	Kohl’s Corp.	3,486,960
163,000	Macy’s, Inc.	3,057,880

		6,544,840

Technology Services – 2.1%
83,000	Paychex, Inc.	5,294,570

Utilities – 7.9%
62,000	Dominion Energy, Inc.	5,030,680
32,500	NextEra Energy, Inc.	5,039,775
124,000	PPL Corp.	4,657,440
97,000	The Southern Co.	5,063,400

		19,791,295

TOTAL COMMON STOCKS
(Cost $215,993,666)		$247,303,025

Exchange Traded Fund – 2.4%
50,000	iShares Russell 1000 Value Index Fund
(Cost $5,863,745)		$ 5,969,500

TOTAL INVESTMENTS – 101.0%
(Cost $221,857,411)		$253,272,525

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.0)%		(2,517,579)

NET ASSETS – 100.0%		$250,754,946

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

8	The accompanying notes are an integral part of these financial statements.

COMMERCE VALUE FUND

PORTFOLIO COMPOSITION

	AS OF 10/31/2017	AS OF 10/31/2016

Finance	26.3%	22.5%
Health Technology	12.0	8.4
Energy Minerals	9.6	9.7
Consumer Non-Durables	8.4	5.7
Electronic Technology	8.2	8.1
Utilities	7.9	7.8
Communications	5.5	5.5
Producer Manufacturing	4.2	7.3
Process Industries	4.1	3.7
Retail Trade	2.6	5.9
Exchange Traded Fund	2.4	1.5
Technology Services	2.1	5.9
Consumer Services	2.1	1.9
Consumer Durables	1.9	1.9
Industrial Services	1.9	2.0
Commercial Services	1.8	1.4
Repurchase Agreement	—	1.6

TOTAL INVESTMENTS	101.0%	100.8%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies, including exchange traded funds, held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	9

COMMERCE MIDCAP GROWTH FUND

MidCap Growth Fund Overview

We present you with the annual report for the Commerce MidCap Growth Fund for the one-year period ended October 31, 2017.

A conversation with Joe Williams, Portfolio Manager of the MidCap Growth Fund.

Q: How did the Fund perform over the review period?

A: The Fund has an annual return of 23.03%, underperforming its benchmark, the Russell Mid Cap Growth Index, which returned of 26.25%. The Russell Mid Cap Growth Index reached all-time highs during the period as technology companies stocks surged on the back of attractive earnings growth rates.

Q: Were there any significant adjustments made to the Fund’s portfolio during the period?

A: The Fund increased its weight in the electronic technology sector by 2.7% to 10.1%. During the period, electronic technology’s weight in the benchmark grew from 9.5% to 15%, despite the Fund’s 2.7% increase to the sector, it remains underweight to electronic technology. The Fund also reduced its retail trade sector weight by 3.4% to 2.6%. This maintained the Fund’s underweight to the sector’s declining weight in the benchmark, as retail trade’s benchmark weight fell from 9.0% to 5.3% during the period.

Q: Could you describe some specific strategies and holdings that enhanced the Fund’s returns during the period?

A: The Fund’s strong stock selection in retail trade and avoiding some of the sector’s weakest performers were the biggest contributors to the Fund’s performance for the period. Good stock selection and an overweight to the strong performing consumer services sector (up 24%) also boosted performance.

Q: What were some examples of strategies and holdings that didn’t work well for the Fund during the period?

A: The Fund’s underweight relative to the benchmark (10.1% vs. 15.0%) in the electronic technology sector (up 57%) and no allocation to the sector’s semi-conductor stocks, such as NVIDIA which was up 192%, detracted from performance.

COMMERCE MIDCAP GROWTH FUND

Performance Summary

October 31, 2017 (Unaudited)

The following is performance information for the Commerce MidCap Growth Fund (“MidCap Growth”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund is not subject to a sales charge, so a sales charge is not applied to its total returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Performance Review
November 1, 2016 - October 31, 2017	Fund Total Return(a)	Index Total Return(c)	Index
MidCap Growth	23.03%	26.25%	Russell Midcap® Growth(c)

Standardized Average Annual Total Return through September 30, 2017(b)

Standardized Average Annual Total Return through September 30, 2017(b)	One Year	Three Years	Five Years	Ten Years
MidCap Growth(a)	16.42%	11.69%	13.72%	7.79%
Russell MidCap® Growth Index(c)	17.82%	9.96%	14.18%	8.20%

MidCap Growth Fund Shares 10 Year Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 2007 through October 31, 2017.

Average Annual Total Return through October 31, 2017	One Year	Three Years	Five Years	Ten Years
MidCap Growth(a)	23.03%	11.13%	14.60%	7.84%

Expense Ratios(d)
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Reimbursements)
MidCap Growth	0.88%	0.88%

(a)	Returns reflect any fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. Current performance may be lower or higher than the total return figures in the above charts.

Returns reflect any fee waivers and expense reductions. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(c)

The Russell Midcap® Growth Index, an unmanaged index, measures the performance of the mid-cap growth segment at the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect any deduction for fees, taxes, or expenses.

(d)	The Fund’s expense ratios, both net (net of applicable fee waivers and/or expense limitations) and gross (before applicable fee waivers and/or expense limitations), set forth above are as of the most recent publicly available prospectus for the Fund (March 1, 2017) and may differ from the expense ratios disclosed in the Financial Highlights in this report. Applicable waivers and expense limitations are voluntary and may be modified or terminated at any time by the Adviser. If this occurs, the expense ratios may change without shareholder approval.

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments

October 31, 2017

Shares	Description	Value
Common Stocks – 96.7%
Commercial Services – 8.6%
22,200	Bright Horizons Family Solutions, Inc.*	$ 1,915,860
11,100	FactSet Research Systems, Inc.	2,107,557
14,000	Gartner, Inc.*	1,754,340
38,100	KAR Auction Services, Inc.	1,803,273
14,900	MSCI, Inc.	1,748,664
24,000	Omnicom Group, Inc.	1,612,560
16,200	WEX, Inc.*	2,002,158

		12,944,412

Consumer Durables – 7.1%
38,300	Leggett & Platt, Inc.	1,810,058
6,700	Mohawk Industries, Inc.*	1,753,792
38,536	Newell Brands, Inc.	1,571,498
28,500	The Toro Co.	1,791,225
43,700	Toll Brothers, Inc.	2,011,948
30,100	Tupperware Brands Corp.	1,768,375

		10,706,896

Consumer Non-Durables – 9.3%
66,300	Blue Buffalo Pet Products, Inc.*	1,918,059
31,900	Brown-Forman Corp. Class B	1,818,938
19,700	Carter’s, Inc.	1,905,581
35,200	Church & Dwight Co., Inc.	1,589,984
19,100	Dr Pepper Snapple Group, Inc.	1,636,106
16,800	McCormick & Co., Inc.	1,672,104
42,700	Tapestry, Inc.	1,748,565
16,000	The Hershey Co.	1,698,880

		13,988,217

Consumer Services – 6.1%
38,350	Rollins, Inc.	1,683,948
49,400	Service Corp. International	1,751,724
32,700	Six Flags Entertainment Corp.	2,053,233
120,600	The Wendy’s Co.	1,834,326
17,500	Wyndham Worldwide Corp.	1,869,875

		9,193,106

Electronic Technology – 10.1%
21,400	Amphenol Corp. Class A	1,861,800
32,200	BWX Technologies, Inc.	1,929,424
44,900	Cadence Design Systems, Inc.*	1,937,884
20,300	HEICO Corp.	1,840,804
37,800	Maxim Integrated Products, Inc.	1,986,012
20,500	Motorola Solutions, Inc.	1,856,070
44,900	NetApp, Inc.	1,994,458
44,600	Trimble, Inc.*	1,823,248

		15,229,700

Energy Minerals – 1.4%
17,400	Cimarex Energy Co.	2,034,582

Finance – 12.0%
136,300	BGC Partners, Inc. Class A	2,067,671
14,500	Boston Properties, Inc.	1,757,110
16,400	CBOE Holdings, Inc.	1,854,184

Shares	Description	Value
Common Stocks – (continued)
Finance – (continued)
14,300	Erie Indemnity Co. Class A	$ 1,727,440
21,300	Extra Space Storage, Inc.	1,737,867
13,600	Federal Realty Investment Trust	1,639,072
44,400	Gaming and Leisure Properties, Inc.	1,622,376
21,800	Morningstar, Inc.	1,857,578
11,500	SBA Communications Corp.*	1,807,570
21,000	T. Rowe Price Group, Inc.	1,950,900

		18,021,768

Health Services* – 3.4%
24,600	Cerner Corp.	1,660,992
31,000	LifePoint Health, Inc.	1,492,650
17,900	Quintiles IMS Holdings, Inc.	1,934,990

		5,088,632

Health Technology – 9.5%
14,600	Bio-Techne Corp.	1,912,892
44,500	Hologic, Inc.*	1,684,325
11,000	IDEXX Laboratories, Inc.*	1,827,870
53,900	QIAGEN NV*	1,825,054
6,800	The Cooper Cos., Inc.	1,633,768
18,700	West Pharmaceutical Services, Inc.	1,896,180
14,900	Zimmer Biomet Holdings, Inc.	1,812,138
26,700	Zoetis, Inc.	1,703,994

		14,296,221

Process Industries – 4.8%
29,500	Crown Holdings, Inc.*	1,775,015
35,000	RPM International, Inc.	1,866,550
40,300	Sealed Air Corp.	1,782,469
18,300	The Scotts Miracle-Gro Co.	1,823,046

		7,247,080

Producer Manufacturing – 10.0%
27,700	AMETEK, Inc.	1,869,473
26,500	Fortive Corp.	1,914,890
14,700	Graco, Inc.	1,937,313
14,300	IDEX Corp.	1,833,403
2,700	Mettler-Toledo International, Inc.*	1,843,101
15,800	Nordson Corp.	2,001,702
7,300	Roper Technologies, Inc.	1,884,641
16,700	Spectrum Brands Holdings, Inc.	1,835,664

		15,120,187

Retail Trade – 2.6%
33,700	Dunkin’ Brands Group, Inc.	1,990,659
29,300	Ross Stores, Inc.	1,860,257

		3,850,916

Technology Services – 9.6%
13,400	ANSYS, Inc.*	1,831,914
14,100	Fiserv, Inc.*	1,824,963
16,800	Jack Henry & Associates, Inc.	1,850,184
30,400	Paychex, Inc.	1,939,216
54,600	Symantec Corp.	1,774,500

12	The accompanying notes are an integral part of these financial statements.

COMMERCE MIDCAP GROWTH FUND

Shares	Description	Value
Common Stocks – (continued)
Technology Services – (continued)
24,700	Total System Services, Inc.	$ 1,779,635
23,900	Vantiv, Inc. Class A*	1,673,000
16,800	VeriSign, Inc.*	1,806,336

		14,479,748

Transportation – 2.2%
23,600	Alaska Air Group, Inc.	1,558,308
18,400	Landstar System, Inc.	1,817,000

		3,375,308

TOTAL COMMON STOCKS
(Cost $118,808,749)		$145,576,773

Exchange Traded Fund – 1.8%
23,130	iShares Russell Midcap Growth Index Fund
(Cost $2,597,977)		$ 2,692,101

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 1.5%
Repurchase Agreement – 1.5%
Fixed Income Clearing Corp.
$2,344,000	0.120%	11/01/17	$2,344,000
Maturity Value: $2,344,016
(Cost $2,344,000)

TOTAL INVESTMENTS – 100.0%
(Cost $123,750,726)			$150,612,874

LIABILITIES IN EXCESS OF OTHER ASSETS – 0.0%			(74,032)

NET ASSETS – 100.0%			$150,538,842

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Repurchase agreement was entered into on October 31, 2017. This agreement was fully collateralized by $2,365,000 U.S. Treasury Note, 2.875%, due 11/15/46 with a market value of $2,393,907.

PORTFOLIO COMPOSITION

	AS OF 10/31/2017	AS OF 10/31/2016

Finance	12.0%	10.3%
Electronic Technology	10.1	7.4
Producer Manufacturing	10.0	9.7
Technology Services	9.6	12.4
Health Technology	9.5	6.6
Consumer Non-Durables	9.3	7.3
Commercial Services	8.6	9.3
Consumer Durables	7.1	5.9
Consumer Services	6.1	8.7
Process Industries	4.8	3.6
Health Services	3.4	3.4
Retail Trade	2.6	6.0
Transportation	2.2	1.3
Exchange Traded Fund	1.8	2.1
Repurchase Agreement	1.5	2.1
Energy Minerals	1.4	—
Distribution Services	—	2.5
Communications	—	1.3

TOTAL INVESTMENTS	100.0%	99.9%

The percentage shown for each investment category reflects

the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies, including exchange traded funds, held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	13

COMMERCE BOND FUND

Bond Fund Overview

We present you with the annual report for the Commerce Bond Fund for the one-year period ended October 31, 2017.

A conversation with Scott Colbert, Portfolio Manager of the Bond Fund.

Q: How did the Fund perform over the review period?

A: Over the one-year period ended October 31, 2017, the Fund generated a cumulative total return of 2.44%. This return compares to the 0.90% cumulative total return of the Fund’s benchmark, the Bloomberg Barclays U.S. Aggregate Index.

Q: What were the material factors that affected the Fund’s performance relative to its benchmark during the reporting period?

A: Several factors helped the Fund’s performance exceed its benchmark during the reporting period. Most of the outperformance was attributed to the overweight position in corporate bonds. Performance was aided by spread tightening in this sector. A stable economy generated favorable credit conditions and led to a decline in the risk premium for corporate bonds. Greater exposure to lower rated investment grade credits relative to the Fund’s benchmark also assisted performance.

Q: Were there any significant adjustments made to the Fund’s portfolio during the period?

A: The Fund’s duration target relative to its benchmark was moved closer to neutral during the period. The Fund’s exposure to below investment grade rated holdings was decreased during the period. Also, exposure to mortgage-backed securities was increased.

Q: Could you describe some specific strategies and holdings that enhanced the Fund’s returns during the period?

A: Maintaining the Fund’s overweight in BBB rated holdings and an overweight in the corporate bond sector relative to its benchmark assisted performance. Excess return calculations show that BBB rated holdings performed the best on the investment grade credit rating spectrum.

Q: What were some examples of strategies and holdings that didn’t work well for the Fund during the period?

A: Moderate lowering of corporate bond exposure to raise mortgage-backed securities exposure had a negative impact on performance. Security selection within the municipal bond sector detracted from performance.

COMMERCE BOND FUND

Performance Summary

October 31, 2017 (Unaudited)

The following is performance information for the Commerce Bond Fund (“Bond Fund”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund is not subject to a sales charge, so a sales charge is not applied to its total returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Performance Review
November 1, 2016 - October 31, 2017	Fund Total Return(a)	Index Total Return(c)	Index
Bond Fund	2.44%	0.90%	Bloomberg Barclays U.S. Aggregate Bond(c)

Standardized Average Annual Total Return through September 30, 2017(b)

Standardized Average Annual Total Return through September 30, 2017(b)	One Year	Three Years	Five Years	Ten Years
Bond Fund(a)	1.69%	3.01%	2.79%	5.23%
Bloomberg Barclays U.S. Aggregate Bond Index(c)	0.07%	2.71%	2.06%	4.27%

Bond Fund 10 Year Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 2007 through October 31, 2017.

Average Annual Total Return through October 31, 2017	One Year	Three Years	Five Years	Ten Years
Bond Fund(a)	2.44%	2.90%	2.76%	5.19%

Expense Ratios(d)
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Reimbursements)
Bond Fund	0.67%	0.67%

(a)	Returns reflect any fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. Current performance may be lower or higher than the total return figures in the above charts.

Returns reflect any fee waivers and expense reductions. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(c)	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities, and commercial mortgage-backed securities. The Index figures do not reflect any deduction for fees, taxes or expenses.

(d)	The Fund’s expense ratios, both net (net of applicable fee waivers and/or expense reimbursements) and gross (before applicable fee waivers and/or expense reimbursements), set forth above are as of the most recent publicly available prospectus for the Fund (March 1, 2017) and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Adviser has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses, excluding interest, taxes, acquired fund fees and expenses and extraordinary expenses. This agreement will remain in place through March 1, 2018. After this date, the Adviser or the Fund may terminate the contractual arrangement. If this occurs, the expense ratios may change without shareholder approval.

COMMERCE BOND FUND

Schedule of Investments

October 31, 2017

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – 15.4%
Auto Floor Plan(a) – 0.4%
NextGear Floorplan Master Owner Trust Series 2016-2A, Class A2
$ 4,845,000	2.190%	09/15/21	$4,835,406

Automotive(a) – 2.0%
Avis Budget Rental Car Funding AESOP LLC Series 2015-2A, Class A
5,200,000	2.630	12/20/21	5,211,154
Ford Credit Auto Owner Trust Series 2016-REV1, Class A
7,000,000	2.310	08/15/27	7,022,429
Ford Credit Auto Owner Trust Series 2017-1, Class A
2,500,000	2.620	08/15/28	2,523,818
Hertz Vehicle Financing II LP Series 2015-2A, Class A
5,000,000	2.020	09/25/19	4,995,085
Oscar US Funding Trust Series 2014-1A, Class A3
1,303,750	1.720	04/15/19	1,301,983

			21,054,469

Credit Card – 0.5%
Cabela’s Credit Card Master Note Trust Series 2015-2, Class A1
5,680,000	2.250	07/17/23	5,691,598

Home Equity – 1.8%
Accredited Mortgage Loan Trust Series 2004-4, Class A1B(b)
(1M USD LIBOR + 0.780%)
1,231,270	2.017	01/25/35	1,224,885
Ameriquest Mortgage Securities, Inc. Series 2004-FR1W, Class A6(b)(g)
1,077,210	4.463	05/25/34	1,091,152
Equifirst Mortgage Loan Trust Series 2003-2, Class 2A2(c)
340,184	4.250	09/25/33	341,979
Irwin Home Equity Series 2005-A, Class A3(b)
(1M USD LIBOR + 0.760%)
731,555	1.997	02/25/34	723,016
Morgan Stanley ABS Capital I, Inc. Trust Series 2005-HE1, Class M1(b)
(1M USD LIBOR + 0.675%)
4,845,406	1.912	12/25/34	4,727,014
New Residential Mortgage Loan Trust Series 2017-6A, Class A1(a)(b)
7,522,329	4.000	08/27/57	7,809,585
Renaissance Home Equity Loan Trust Series 2005-3, Class AF3(c)
126,654	4.814	11/25/35	127,666
Renaissance Home Equity Loan Trust Series 2005-3, Class AF4(c)
1,125,000	5.140	11/25/35	1,167,123
Southern Pacific Secured Asset Corp. Series 1998-2, Class A7(c)
1,947,660	7.490	07/25/29	1,987,900

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Home Equity – (continued)
Terwin Mortgage Trust Series 2005-16HE, Class AF2(c)
$ 90,337	4.761%	09/25/36	$90,892

			19,291,212

Manufactured Housing – 0.1%
Green Tree Financial Corp. Series 1997-3, Class A6
3,126	7.320	03/15/28	3,155
Green Tree Financial Corp. Series 1998-3, Class A5
1,081,994	6.220	03/01/30	1,151,376
Green Tree Financial Corp. Series 1998-3, Class A6(b)(g)
135,144	6.760	03/01/30	143,454
Lehman Manufactured Housing Contract Series 2001-B, Class A3
52,522	4.350	04/15/40	53,080
Mid-State Trust Series 2011, Class A1
230,634	4.864	07/15/38	239,000

			1,590,065

Other – 7.8%
ARL Second LLC Series 2014-1A, Class A1(a)
1,944,696	2.920	06/15/44	1,929,134
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-3, Class 1A5(c)
1,924,896	5.907	06/25/32	1,886,107
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-1, Class 2A2(b)
(1M USD LIBOR + 0.460%)
4,310,762	1.697	12/25/33	4,214,177
Countrywide Asset-Backed Certificates Series 2007-QH1, Class A1(a)(b)
(1M USD LIBOR + 0.200%)
697,138	1.438	02/25/37	532,159
Cronos Containers Program Ltd. Series 2013-1A, Class A(a)
550,000	3.080	04/18/28	549,024
Cronos Containers Program Ltd. Series 2014-2A, Class A(a)
3,379,630	3.270	11/18/29	3,366,554
Domino’s Pizza Master Issuer LLC Series 2017-1A, Class A23(a)
6,483,750	4.118	07/25/47	6,663,350
Dong Fang Container Finance II SPV Ltd. Series 2014-1A, Class A1(a)
1,245,833	1.950	11/25/39	1,238,410
Equity One ABS, Inc. Series 2004-2, Class AF5(c)
450,000	5.699	07/25/34	446,613
FirstKey Lending Trust Series 2015-SFR1, Class A(a)
638,926	2.553	03/09/47	636,999
Global SC Finance IV Ltd. Series 2017-1A, Class A(a)
2,487,042	3.850	04/15/37	2,524,712
Global SC Finance SRL Series 2013-1A, Class A(a)
1,617,000	2.980	04/17/28	1,600,064

16	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Other – (continued)
GreatAmerica Leasing Receivables Funding LLC Series 2016-1, Class A3(a)
$ 3,500,000	1.730%	06/20/19	$3,498,236
Home Partners of America Trust Series 2016-1, Class A(a)(b)
(1M USD LIBOR + 1.650%)
4,038,999	2.887	03/17/33	4,071,706
Invitation Homes Trust Series 2015-SFR2, Class A(a)(b)
(1M USD LIBOR + 1.350%)
4,370,674	2.587	06/17/32	4,378,257
JPMorgan Mortgage Acquisition Corp. Series 2006-CH1, Class A5(b)
(1M USD LIBOR + 0.230%)
2,178,784	1.467	07/25/36	2,175,500
Long Beach Mortgage Loan Trust Series 2003-4, Class AV1(b)
(1M USD LIBOR + 0.620%)
227,322	1.857	08/25/33	222,302
Longtrain Leasing III LLC Series 2015-1A, Class A1(a)
4,302,373	2.980	01/15/45	4,302,610
NP SPE II LLC Series 2016-1A, Class A1(a)
3,492,803	4.164	04/20/46	3,596,682
Progress Residential Trust Series 2015-SFR3, Class A(a)
3,492,956	3.067	11/12/32	3,523,111
State of Hawaii Department of Business Economic Development & Tourism Series 2014-A, Class A2
8,000,000	3.242	01/01/31	8,075,920
Structured Asset Investment Loan Trust Series 2003-BC5, Class M1(b)
(1M USD LIBOR + 1.125%)
784,305	2.362	06/25/33	779,037
Structured Asset Securities Corp. Series 2005-9XS, Class 1A3A(c)
774,938	5.250	06/25/35	781,083
TAL Advantage V LLC Series 2014-3A, Class A(a)
3,541,667	3.270	11/21/39	3,514,267
Towd Point Mortgage Trust Series 2015-1, Class 1A2(a)(b)(g)
5,000,000	3.250	11/25/60	5,099,515
Towd Point Mortgage Trust Series 2015-4, Class A1B(a)(b)(g)
5,261,638	2.750	04/25/55	5,286,048
Towd Point Mortgage Trust Series 2016-2, Class A1(a)(b)(g)
1,388,334	3.000	08/25/55	1,401,160
Towd Point Mortgage Trust Series 2016-3, Class A1(a)(b)(g)
4,281,813	2.250	04/25/56	4,254,788
Towd Point Mortgage Trust Series 2017-3, Class A2(a)(b)(g)
1,850,000	3.000	06/25/57	1,834,825

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Other – (continued)
Wells Fargo Home Equity Trust Series 2006-2, Class A4(b)
(1M USD LIBOR + 0.250%)
$ 1,573,508	1.487%	07/25/36	$1,568,628

			83,950,978

Student Loan – 2.8%
DRB Prime Student Loan Trust Series 2016-B, Class A2(a)
2,922,371	2.890	06/25/40	2,930,419
DRB Prime Student Loan Trust Series 2017-A, Class A2B(a)
4,550,000	2.850	05/27/42	4,543,740
Navient Private Education Loan Trust Series 2015-AA, Class A2A(a)
7,349,550	2.650	12/15/28	7,382,335
Northstar Education Finance, Inc. Series 2005-1, Class A5(b)
(1M USD LIBOR + 0.750%)
595,761	2.064	10/30/45	590,487
SLM Student Loan Trust Series 2011-A, Class A2(a)
2,028,693	4.370	04/17/28	2,058,706
Sofi Professional Loan Program LLC Series 2016-B, Class A2B(a)
3,410,000	2.740	10/25/32	3,427,748
Sofi Professional Loan Program LLC Series 2016-E, Class A2B(a)
4,900,000	2.490	01/25/36	4,880,695
South Carolina Student Loan Corp. Series 2015-A, Class A(b)
(1M USD LIBOR + 1.500%)
3,850,992	2.737	01/25/36	3,870,171

			29,684,301

TOTAL ASSET-BACKED SECURITIES
(Cost $159,489,062)			$166,098,029

Municipal Bond Obligations – 6.5%
California(d) – 1.8%
Anaheim California Public Financing Authority Revenue Bonds Build America Bonds
$ 4,000,000	5.685%	10/01/40	$5,122,400
Beverly Hills CA Unified School District GO Bonds (Capital Appreciation) (Refunding) Series 2016(e)
5,000,000	0.000	08/01/38	2,389,800
Foothill-De Anza CA Community College District GO Bonds (Taxable — Election of 2006) Series E
1,730,000	3.223	08/01/38	1,636,908
Hillsborough School District GO Bonds Capital Appreciation Election 2002 C(e)(f)
22,010,000	0.000	09/01/21	4,588,357
Napa Valley Unified School District GO Bonds (Build America Bonds-Taxable) Series B
3,000,000	6.507	08/01/43	4,044,570

The accompanying notes are an integral part of these financial statements.	17

COMMERCE BOND FUND

Schedule of Investments (continued)

October 31, 2017

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
California(d) – (continued)
San Mateo Union High School District GO Bonds Refunding Taxable Series B
$ 2,055,000	2.520%	09/01/20	$2,081,818

			19,863,853

District of Columbia(d) – 0.5%
Metropolitan Washington D.C. Airport Authority System Revenue Bonds Series B
5,000,000	5.250	10/01/25	5,374,050

Florida – 0.2%
Inland Protection Financing Corp. Florida Revenue Bonds Build America Bonds Series 2010
2,000,000	4.700	07/01/19	2,073,980

Idaho(a)(d) – 0.4%
Idaho Housing & Finance Association Economic Development Revenue Bonds Taxable (Facilities Project) Series 2011
4,100,000	7.000	01/01/31	4,535,051

Illinois – 0.2%
Will County Community Consolidated School District No. 30-C GO Bonds Unrefunded Taxable Series C (AGM)(d)
485,000	5.650	10/01/18	486,693
Will County Forest Preservation District GO Bonds Build America Bonds Direct Payment Series 2009
1,000,000	5.700	12/15/27	1,162,900

			1,649,593

Kentucky(d) – 0.3%
River City, Inc. KY Parking Authority Revenue Bonds (Refunding) Series B
2,890,000	2.750	12/01/33	2,730,963

Maryland(d) – 0.1%
Baltimore County Maryland GO Bonds Build America Bonds Consolidated Public Improvement Series B
1,000,000	5.000	11/01/23	1,054,880

Michigan – 0.5%
Cedar Springs MI Public School District GO Bonds (Taxable-Refunding) Series B
1,800,000	2.035	05/01/21	1,770,156
Jenison MI Public Schools GO Bonds (Refunding) Series 2017
1,110,000	4.000	05/01/23	1,233,843
1,195,000	4.000	05/01/25	1,344,208
Utica Community Schools GO Bonds (Taxable-Qualified School Construction-Direct Payment)(d)
1,500,000	5.875	05/01/22	1,571,895

			5,920,102

Missouri – 0.7%
Curators University of Missouri System Facilities Revenue Bonds Build America Bonds(d)
2,500,000	5.792	11/01/41	3,334,050

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Highways & Transit Commission State Road Revenue Bonds Build America Bonds Series 2010(d)
$ 2,800,000	4.820%	05/01/23	$3,052,084
New Liberty Hospital District Revenue Bonds Build America Bonds Series B
1,345,000	5.704	12/01/19	1,410,703

			7,796,837

Nevada(d) – 0.3%
Clark County Nevada Sales & Excise Tax Revenue Bonds Build America Bonds Series C
2,525,000	5.100	07/01/21	2,723,086

New Jersey – 0.1%
New Jersey State Higher Education Student Assistance Authority Revenue Bonds Student Loan Series 1A (AMT)
1,250,000	4.000	12/01/19	1,306,675

New York – 0.6%
New York GO Build America Bonds Series 2010(d)
2,000,000	4.908	06/01/21	2,192,300
1,055,000	5.008	06/01/22	1,178,055
New York Housing Development Corporation Multi-Family Housing Revenue Bonds Taxable Series I
2,600,000	1.921	11/01/18	2,606,682

			5,977,037

Ohio(d) – 0.2%
Ohio State GO Build America Bonds Taxable Conservation Project Direct Payment Series C
1,960,000	4.471	03/01/19	2,037,381

Pennsylvania(d) – 0.3%
State Public School Building Authority Revenue Bonds (Qualified School Construction Bonds)
3,000,000	6.495	09/15/28	3,727,230

South Carolina(d) – 0.1%
South Carolina State Housing Finance & Development Authority Revenue Bonds Refunding Taxable PAC Series A-2 (FHA)
1,205,000	4.000	07/01/34	1,229,293

Washington(d) – 0.2%
Seattle Municipal Light & Power Revenue Bonds Taxable Clean Renewable Energy Bonds Series C
2,000,000	3.750	06/01/33	1,971,940

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $62,833,492)			$69,971,951

Mortgage-Backed Obligations – 25.5%
Collateralized Mortgage Obligations – 18.2%
Adjustable Rate Mortgage Trust Series 2004-5, Class 3A1(b)(g)
$ 721,765	3.678%	04/25/35	$727,449
Agate Bay Mortgage Loan Trust Series 2015-3, Class A8(a)(b)(g)
1,413,547	3.000	04/25/45	1,407,629

18	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Agate Bay Mortgage Loan Trust Series 2016-1, Class A5(a)(b)(g)
$ 3,534,327	3.500%	12/25/45	$3,614,125
Agate Bay Mortgage Loan Trust Series 2016-2, Class A3(a)(b)(g)
1,463,077	3.500	03/25/46	1,486,681
Agate Bay Mortgage Trust Series 2014-3, Class A2(a)(b)(g)
4,425,820	3.500	11/25/44	4,430,834
Banc of America Alternative Loan Trust Series 2005-10, Class 6A1
401,462	5.500	11/25/20	403,009
Banc of America Alternative Loan Trust Series 2006-3, Class 6A1
68,821	6.000	04/25/36	69,254
Bear Stearns Alt-A Trust Series 2004-8, Class 1A(b)
(1M USD LIBOR + 0.700%)
1,433,885	1.937	09/25/34	1,420,507
Bear Stearns Alt-A Trust Series 2005-9, Class 25A1(b)(g)
1,814,773	3.469	11/25/35	1,597,937
Bear Stearns Asset Backed Securities Trust Series 2003-AC7, Class A2(c)
324,766	5.750	01/25/34	329,682
Citicorp Mortgage Securities Trust, Inc. Series 2006-4, Class 3A1
16,694	5.500	08/25/21	16,837
Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2, Class 1CB2
820,686	6.750	08/25/34	867,037
Citigroup Mortgage Loan Trust, Inc. Series 2005-10, Class 1A5A(b)(g)
509,356	3.721	12/25/35	468,244
Citigroup Mortgage Loan Trust, Inc. Series 2007-AR5, Class 1A3A(b)(g)
222,580	3.391	04/25/37	209,413
Citigroup Mortgage Loan Trust, Inc. Series 2015-A, Class A1(a)(b)(g)
3,073,664	3.500	06/25/58	3,116,592
Citimortgage Alternative Loan Trust Series 2006-A3, Class 2A1
58,403	5.500	07/25/36	58,787
Countrywide Alternative Loan Trust Series 2004-18CB, Class 3A1
132,860	5.250	09/25/19	133,148
Countrywide Alternative Loan Trust Series 2005-J1, Class 3A1
54,992	6.500	08/25/32	56,855
Countrywide Alternative Loan Trust Series 2007-J2, Class 2A1
156,382	6.000	07/25/37	151,264
Countrywide Home Loans Trust Series 2004-J1, Class 2A4
38,913	4.750	01/25/19	38,902
Countrywide Home Loans Trust Series 2005-27, Class 2A1
848,023	5.500	12/25/35	738,591
Countrywide Home Loans Trust Series 2005-6, Class 2A1
225,028	5.500	04/25/35	217,941

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Countrywide Home Loans Trust Series 2005-7, Class 1A1(b)
(1M USD LIBOR + 0.540%)
$ 1,071,810	1.777%	03/25/35	$1,025,788
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A4
263,794	5.250	07/25/33	269,653
CS First Boston Mortgage Securities Corp. Series 2005-5, Class 2A9
3,124,931	5.500	07/25/35	3,165,093
CSMC Trust Series 2014-WIN2, Class A3(a)(b)(g)
4,023,319	3.500	10/25/44	4,018,370
CSMC Trust Series 2017-HL2, Class A1(a)(b)(g)
5,000,000	3.500	10/25/47	5,054,297
CSMC Trust Series 2017-HL2, Class A3(a)(b)(g)
4,800,000	3.500	10/25/47	4,872,000
EverBank Mortgage Loan Trust Series 2013-2, Class A(a)(b)(g)
2,804,061	3.000	06/25/43	2,792,976
FHLMC REMIC PAC Series 1579, Class PM
81,747	6.700	09/15/23	89,428
FHLMC REMIC PAC Series 2103, Class TE
72,876	6.000	12/15/28	82,795
FHLMC REMIC PAC Series 2110, Class PG
334,395	6.000	01/15/29	379,117
FHLMC REMIC Series 2391, Class Z
900,499	6.000	12/15/31	1,022,897
FHLMC REMIC Series 2603, Class C
334,105	5.500	04/15/23	353,880
FHLMC REMIC Series 2677, Class BC
25,928	4.000	09/15/18	26,043
FHLMC REMIC Series 2866, Class DH
224,565	4.000	09/15/34	228,856
FHLMC REMIC Series 4088, Class EP
4,411,246	2.750	09/15/41	4,411,820
FHLMC REMIC Series 4272, Class DG
1,491,703	3.000	04/15/43	1,502,115
FHLMC REMIC Series 4679, Class DY
264,429	3.500	07/15/42	274,240
First Horizon Alternative Mortgage Securities Series 2006-RE1, Class A1
1,479,308	5.500	05/25/35	1,382,502
FNMA REMIC FNIC PAC Series 2001-45, Class WG
96,885	6.500	09/25/31	107,406
FNMA REMIC PAC Series 2003-117, Class KB
3,000,000	6.000	12/25/33	3,400,297
FNMA REMIC PAC Series 2003-14, Class AP
63,904	4.000	03/25/33	66,131
FNMA REMIC PAC Series 2004-53, Class NC
449,697	5.500	07/25/24	479,909
FNMA REMIC Series 2002-73, Class OE
62	5.000	11/25/17	61

The accompanying notes are an integral part of these financial statements.	19

COMMERCE BOND FUND

Schedule of Investments (continued)

October 31, 2017

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FNMA REMIC Series 2002-82, Class XE
$ 2,660	5.000%	12/25/17	$2,656
FNMA REMIC Series 2003-83, Class PG
32,319	5.000	06/25/23	32,804
FNMA REMIC Series 2015-2, Class PA
5,095,862	2.250	03/25/44	5,026,915
FNMA REMIC Series 2015-30, Class JA
3,434,540	2.000	05/25/45	3,302,222
FNMA Series 2003-W6, Class 2A32
130,771	6.500	09/25/42	149,243
GNMA REMIC Series 2015-94, Class AT
1,447,987	2.250	07/16/45	1,416,435
GNMA REMIC Series 2016-129, Class W
1,265,000	2.500	07/20/46	1,227,745
GSR Mortgage Loan Trust Series 2004-12, Class 1A1(b)
(1M USD LIBOR + 0.340%)
647,356	1.577	12/25/34	592,147
GSR Mortgage Loan Trust Series 2004-7, Class 1A1(b)(g)
157,700	3.120	06/25/34	155,982
Homestar Mortgage Acceptance Corp. Series 2004-2, Class AV1(b)
(1M USD LIBOR + 0.700%)
123,891	1.937	06/25/34	124,501
Impac CMB Trust Series 2003-2F, Class A(c)
402,835	5.730	01/25/33	415,524
Impac CMB Trust Series 2004-4, Class 1A1(b)
(1M USD LIBOR + 0.640%)
1,204,798	1.877	09/25/34	1,191,864
Impac CMB Trust Series 2004-4, Class 2A2(c)
2,177,325	4.624	09/25/34	2,101,931
Impac Secured Assets Corp. Series 2004-2, Class A6(c)
45,403	4.383	08/25/34	45,879
JPMorgan Alternative Loan Trust Series 2006-S1, Class 1A16
1,324,046	6.000	03/25/36	1,149,357
JPMorgan Mortgage Trust Series 2007-A2, Class 4A2(b)(g)
391,003	3.473	04/25/37	382,188
JPMorgan Mortgage Trust Series 2013-3, Class A3(a)(b)(g)
2,133,696	3.412	07/25/43	2,137,447
JPMorgan Mortgage Trust Series 2014-2, Class 1A1(a)(b)(g)
2,496,320	3.000	06/25/29	2,526,745
JPMorgan Mortgage Trust Series 2015-6, Class A5(a)(b)(g)
3,030,747	3.500	10/25/45	3,095,387
JPMorgan Mortgage Trust Series 2017-3, Class 1A3(a)(b)(g)
12,208,703	3.500	08/25/47	12,390,405
JPMorgan Mortgage Trust Series 2017-4, Class A3(a)(b)(g)
3,500,000	3.500	11/25/47	3,551,940
JPMorgan Mortgage Trust Series 2017-4, Class A5(a)(b)(g)
2,925,000	3.500	11/25/47	2,981,213
Lehman XS Trust Series 2005-1, Class 1A4(b)
(1M USD LIBOR + 0.510%)
101,387	1.747	07/25/35	100,661

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 6A1(b)(g)
$ 472,891	3.617%	07/25/33	$471,212
Master Alternative Loans Trust Series 2004-4, Class 1A1
148,227	5.500	05/25/34	153,925
Master Alternative Loans Trust Series 2004-4, Class 8A1
888,368	6.500	05/25/34	929,255
Master Alternative Loans Trust Series 2004-9, Class A6(c)
189,300	5.143	08/25/34	196,111
Master Asset Securitization Trust Series 2004-3, Class 5A1
6,121	6.250	01/25/32	6,170
Morgan Stanley Dean Witter Capital I Series 2003-HYB1, Class A3(b)(g)
253,973	2.704	03/25/33	234,334
Morgan Stanley Mortgage Loan Trust Series 2005-7, Class 2A1(b)(g)
1,121,557	5.513	11/25/35	1,072,222
Morgan Stanley Mortgage Loan Trust Series 2007-12, Class 3A22
957,563	6.000	08/25/37	815,609
NRP Mortgage Trust Series 2013-1, Class A23(a)(b)(g)
2,435,740	3.250	07/25/43	2,469,421
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates Series 2005-1, Class M3(b)
(1M USD LIBOR + 0.855%)
417,713	2.092	02/25/35	417,568
PHHMC Mortgage Pass-Through Certificates Series 2008-CIM1, Class 11A1(b)
(1M USD LIBOR + 2.250%)
1,422,663	3.487	05/25/38	1,387,982
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 2A1(b)(g)
784,450	5.449	11/25/21	763,940
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 3A1(b)(g)
27,996	4.920	07/25/35	28,239
Residential Accredit Loans, Inc. Series 2005-QS11, Class A2(b)
(1M USD LIBOR + 0.500%)
260,894	1.737	07/25/35	222,464
Residential Asset Securitization Trust Series 2004-A6, Class A1
164,302	5.000	08/25/19	165,099
Residential Funding Mortgage Securities I, Inc. Series 2005-S7, Class A5
153,470	5.500	11/25/35	144,912
Residential Funding Mortgage Securities I, Inc. Series 2005-S9, Class A5
553,918	5.750	12/25/35	526,461
Residential Funding Mortgage Securities I, Inc. Series 2006-S12, Class 1A1
178,521	5.500	12/25/21	180,827

20	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Seasoned Credit Risk Transfer Trust Series 2017-3, Class MA
$ 5,000,000	3.000%	07/25/56	$5,047,067
Sequoia Mortgage Trust Series 2004-10, Class A1A(b)
(1M USD LIBOR + 0.620%)
461,769	1.856	11/20/34	458,063
Sequoia Mortgage Trust Series 2012-2, Class A3(b)(g)
1,511,006	3.500	04/25/42	1,526,819
Sequoia Mortgage Trust Series 2013-2, Class A1(b)(g)
2,903,894	1.874	02/25/43	2,746,563
Sequoia Mortgage Trust Series 2013-6, Class A1(b)(g)
5,014,010	2.500	05/25/43	4,886,907
Sequoia Mortgage Trust Series 2015-2, Class A10(a)(b)(g)
4,778,306	3.500	05/25/45	4,877,231
Sequoia Mortgage Trust Series 2015-3, Class A4(a)(b)(g)
4,159,138	3.500	07/25/45	4,245,244
Sequoia Mortgage Trust Series 2015-3, Class A5(a)(b)(g)
2,970,813	3.000	07/25/45	2,941,812
Sequoia Mortgage Trust Series 2015-4, Class A1(a)(b)(g)
2,690,864	3.000	11/25/30	2,730,560
Sequoia Mortgage Trust Series 2016-3, Class A1(a)(b)(g)
3,214,346	3.500	11/25/46	3,272,230
Sequoia Mortgage Trust Series 2017-1, Class A4(a)(b)(g)
6,414,802	3.500	02/25/47	6,543,599
Sequoia Mortgage Trust Series 2017-5, Class A1(a)(b)(g)
3,587,708	3.500	08/25/47	3,652,737
Sequoia Mortgage Trust Series 2017-6, Class A1(a)(b)(g)
10,309,122	3.500	09/25/47	10,486,058
Shellpoint Co-Originator Trust Series 2017-2, Class A1(a)(b)(g)
9,146,464	3.500	10/25/47	9,290,759
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 1A(b)(g)
983,048	3.504	10/25/34	989,888
Structured Adjustable Rate Mortgage Loan Trust Series 2004-4, Class 3A4(b)(g)
185,935	3.520	04/25/34	187,047
Structured Asset Securities Corp. Series 2003-29, Class 5A4
732,353	5.250	09/25/33	742,122
Structured Asset Securities Corp. Series 2003-31A, Class 2A7(b)(g)
365,318	3.392	10/25/33	370,684
Structured Asset Securities Corp. Series 2003-34A, Class 3A3(b)(g)
591,228	3.451	11/25/33	595,322
Structured Asset Securities Corp. Series 2003-34A, Class 6A(b)(g)
336,936	3.626	11/25/33	333,824
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2005-4, Class 4A1
359,054	5.500	06/25/20	344,769
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR15, Class 1A2(b)(g)
306,342	3.561	09/25/35	295,817

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Wells Fargo Mortgage Backed Securities Trust Series 2007-2, Class 3A5
$ 203,094	5.250%	03/25/37	$207,374
WinWater Mortgage Loan Trust Series 2015-5, Class A3(a)(b)(g)
10,290,862	3.500	08/20/45	10,437,591
WinWater Mortgage Loan Trust Series 2015-5, Class A5(a)(b)(g)
3,105,866	3.500	08/20/45	3,173,884
WinWater Mortgage Loan Trust Series 2016-1, Class 1A5(a)(b)(g)
5,288,845	3.500	01/20/46	5,357,642

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $192,517,303)			$196,594,947

Commercial Mortgage Obligations – 5.2%
Citigroup Commercial Mortgage Trust Series 2013-GC17, Class A2
$ 5,000,000	2.962%	11/10/46	$5,044,429
Citigroup Commercial Mortgage Trust Series 2015-GC29, Class A2
5,000,000	2.674	04/10/48	5,047,347
Commercial Mortgage Pass Through Certificates Series 2013-CR12, Class A2
2,520,000	2.904	10/10/46	2,540,723
Commercial Mortgage Pass-Through Certificates Series 2014-CR14, Class A2
3,020,000	3.147	02/10/47	3,056,478
Commercial Mortgage Trust Series 2012-CR4, Class A2
528,770	1.801	10/15/45	528,408
Commercial Mortgage Trust Series 2013-CR6, Class A2
940,925	2.122	03/10/46	940,517
Commercial Mortgage Trust Series 2014-CR15, Class A2
4,735,545	2.928	02/10/47	4,784,670
Commercial Mortgage Trust Series 2014-LC15, Class A2
700,000	2.840	04/10/47	707,893
JPMBB Commercial Mortgage Securities Trust Series 2014-C19, Class A2
1,500,000	3.046	04/15/47	1,521,242
JPMBB Commercial Mortgage Securities Trust Series 2015-C28, Class A2
1,915,000	2.773	10/15/48	1,941,231
LSTAR Commercial Mortgage Trust Series 2016-4, Class A2(a)
3,000,000	2.579	03/10/49	2,962,002
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A2
3,625,484	2.916	02/15/47	3,666,380
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C21, Class A2
7,830,000	2.933	03/15/48	7,967,058
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22, Class A2
5,000,000	2.739	04/15/48	5,061,197

The accompanying notes are an integral part of these financial statements.	21

COMMERCE BOND FUND

Schedule of Investments (continued)

October 31, 2017

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Commercial Mortgage Obligations – (continued)
TRU Trust Series 2016-1, Class A(a)(b)
(1M USD LIBOR + 2.250%)
$ 4,400,713	3.489%		11/15/30	$4,358,399
WF-RBS Commercial Mortgage Trust Series 2014-C19, Class A2
2,455,000	2.895		03/15/47	2,477,719
WF-RBS Commercial Mortgage Trust Series 2014-C20, Class A2
3,500,000	3.036		05/15/47	3,546,368

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS
(Cost $57,115,757)				$56,152,061

Federal Agencies – 2.0%
FHLMC
$ 3,196	8.500%		03/01/21	$3,222
189,163	7.000		05/01/26	208,384
29,299	7.500		12/01/30	35,178
41,391	7.500		01/01/31	47,174
73,448	7.000		08/01/31	83,447
952,717	5.000		05/01/33	1,052,246
(1Y US Treasury Yield Curve Rate + 2.229%)
192,491	3.018	(b)	05/01/34	202,409
(12M USD LIBOR + 1.824%)
203,666	3.375	(b)	01/01/36	216,443
1,444,653	4.000		06/01/42	1,534,340
1,945,923	3.000		06/01/45	1,939,260
(12M USD LIBOR + 1.600%)
3,463,408	2.757	(b)	07/01/45	3,508,457
FNMA
381	9.000		11/01/21	382
31,035	9.000		02/01/25	31,482
10,685	6.500		03/01/26	11,843
1,453,804	2.500		05/01/28	1,461,381
9,448	8.000		07/01/28	9,585
30,364	6.500		10/01/28	34,035
54,094	6.000		07/01/29	60,640
12,300	7.500		09/01/29	12,470
39,269	7.000		03/01/31	42,868
7,834	7.500		03/01/31	8,670
18,402	7.000		11/01/31	19,034
35,716	7.000		01/01/32	36,446
138,078	6.000		12/01/32	154,816
(6M USD LIBOR + 1.413%)
48,896	2.812	(b)	02/01/33	51,203
60,733	5.000		07/01/33	65,871
(12M USD LIBOR + 1.740%)
202,175	3.379	(b)	10/01/34	213,461
(12M USD LIBOR + 1.760%)
123,282	3.397	(b)	02/01/35	129,671
3,230,099	3.500		08/01/35	3,366,326
(12M USD LIBOR + 1.586%)
1,230,897	2.620	(b)	12/01/45	1,249,616

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Federal Agencies – (continued)
GNMA
$ 69,969	8.000%	02/15/22	$74,176
24,881	7.500	08/20/25	27,369
131,350	7.500	07/20/26	151,736
95,790	6.500	04/15/31	106,038
144,141	6.500	05/15/31	159,562
5,682,095	2.500	06/20/31	5,646,164

TOTAL FEDERAL AGENCIES
(Cost $22,023,392)			$21,955,405

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $271,656,452)			$274,702,413

Corporate Obligations – 44.7%
Aerospace/Defense – 0.5%
Goodrich Corp.
$ 1,000,000	4.875%	03/01/20	$1,059,362
Northrop Grumman Corp.(d)
2,355,000	2.930	01/15/25	2,361,021
United Technologies Corp.
2,000,000	5.700	04/15/40	2,506,391

			5,926,774

Auto Manufacturers – 1.1%
Ford Motor Co.(d)
2,000,000	4.346	12/08/26	2,084,108
Ford Motor Credit Co. LLC
1,000,000	2.979 (d)	08/03/22	1,002,931
2,500,000	4.134	08/04/25	2,576,677
General Motors Co.
2,000,000	5.000	04/01/35	2,070,367
General Motors Financial Co., Inc.(d)
2,000,000	3.950	04/13/24	2,061,421
2,000,000	4.350	01/17/27	2,057,287

			11,852,791

Banks – 8.3%
Bank of America Corp.
3,325,000	5.700	01/24/22	3,732,500
3,000,000	4.000	01/22/25	3,107,051
Bank One Corp.(c)
1,000,000	8.530	03/01/19	1,081,001
Citigroup, Inc.
3,000,000	5.500	09/13/25	3,385,988
3,500,000	4.450	09/29/27	3,693,422
Citizens Bank NA(d)
3,000,000	2.450	12/04/19	3,018,521
Cooperatieve Rabobank UA/NY
4,510,000	2.250	01/14/19	4,533,571
Credit Suisse New York
3,000,000	3.000	10/29/21	3,065,516

22	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
Deutsche Bank AG
$ 2,000,000	3.125%		01/13/21	$2,018,939
HSBC Holdings PLC
3,130,000	6.100		01/14/42	4,215,278
HSBC USA, Inc.
1,052,000	9.300		06/01/21	1,271,273
Huntington Bancshares, Inc.(d)
3,850,000	3.150		03/14/21	3,943,666
JPMorgan Chase & Co.
1,600,000	2.250	(d)	01/23/20	1,607,923
2,000,000	4.350		08/15/21	2,137,538
150,000	2.371	(b)(g)	04/26/23	148,955
2,500,000	7.900	(b)(d)(g)	04/30/99	2,563,750
KeyBank NA
4,000,000	3.400		05/20/26	3,983,996
Lloyds Bank PLC
1,640,000	6.375		01/21/21	1,837,590
Manufacturers & Traders Trust Co.(d)
5,840,000	2.250		07/25/19	5,865,103
Morgan Stanley & Co.
4,375,000	4.100		05/22/23	4,606,030
PNC Bank NA(d)
2,500,000	2.950		01/30/23	2,531,802
PNC Financial Services Group, Inc.(b)(d)
(3M USD LIBOR + 3.678%)
$2,500,000	6.750		07/29/49	2,812,500
Santander UK PLC
1,000,000	3.050		08/23/18	1,010,532
Sumitomo Mitsui Banking Corp.
3,000,000	1.966		01/11/19	3,001,041
The PNC Financial Services Group, Inc.(d)
3,750,000	3.150		05/19/27	3,747,929
The Toronto-Dominion Bank
2,765,000	1.800		07/13/21	2,716,930
U.S. Bancorp(d)
2,050,000	3.600		09/11/24	2,131,696
UBS Group Funding Switzerland AG(a)(b)(d)(g)
2,750,000	2.859		08/15/23	2,746,150
Wells Fargo & Co.
2,500,000	4.100		06/03/26	2,602,745
1,500,000	4.650		11/04/44	1,611,077
2,000,000	4.750		12/07/46	2,185,676
Wells Fargo Bank NA(h)
2,000,000	6.180		02/15/36	2,423,114

				89,338,803

Beverages – 0.9%
Anheuser-Busch InBev Worldwide, Inc.
500,000	7.750		01/15/19	534,283
6,000,000	4.439	(d)	10/06/48	6,348,904

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Beverages – (continued)
PepsiCo, Inc.(d)
$ 2,190,000	4.450%	04/14/46	$2,440,668

			9,323,855
Biotechnology – 0.2%
Amgen, Inc.
1,295,000	6.400	02/01/39	1,685,551

Chemicals(d) – 0.3%
Praxair, Inc.
2,740,000	3.200	01/30/26	2,802,851

Commercial Services – 1.0%
Gonzaga University
3,500,000	4.158	04/01/46	3,511,154
Henry J. Kaiser Family Foundation
6,250,000	3.356	12/01/25	6,111,788
Northwestern University
1,000,000	4.643	12/01/44	1,184,802

			10,807,744

Diversified Financial Services – 4.1%
Air Lease Corp.(d)
1,175,000	3.875	04/01/21	1,227,456
2,500,000	2.625	07/01/22	2,490,551
American Express Co.(d)
3,900,000	2.500	08/01/22	3,879,982
BlackRock, Inc.
5,000,000	4.250	05/24/21	5,336,360
Blackstone Holdings Finance Co. LLC(a)
3,000,000	5.875	03/15/21	3,326,940
Brookfield Asset Management, Inc.(d)
2,000,000	4.000	01/15/25	2,056,669
CDP Financial, Inc.(a)
1,000,000	3.150	07/24/24	1,026,501
Citicorp Lease Pass-Through Trust 1999-1(a)
1,860,870	8.040	12/15/19	2,070,705
CME Group, Inc.
1,685,000	3.000	09/15/22	1,723,621
Franklin Resources, Inc.
5,000,000	2.850	03/30/25	4,958,094
Invesco Finance PLC
6,509,000	3.125	11/30/22	6,631,098
Janus Capital Group, Inc.(d)
3,000,000	4.875	08/01/25	3,225,538
Legg Mason, Inc.
3,895,000	5.625	01/15/44	4,281,945
The Charles Schwab Corp.
2,500,000	3.225	09/01/22	2,554,814

			44,790,274

Electric – 3.8%
Arizona Public Service Co.
2,150,000	6.875	08/01/36	2,900,028

The accompanying notes are an integral part of these financial statements.	23

COMMERCE BOND FUND

Schedule of Investments (continued)

October 31, 2017

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Electric – (continued)
Consumers Energy Co.(d)
$ 3,290,000	3.950%		07/15/47	$3,486,268
Duke Energy Progress LLC(d)
2,000,000	2.800		05/15/22	2,031,881
Emerson Electric Co.
1,000,000	6.125		04/15/39	1,289,921
Engie SA(a)
4,000,000	2.875		10/10/22	4,044,554
Entergy Louisiana LLC(d)
3,000,000	3.780		04/01/25	3,128,451
Gulf Power Co.(d)
1,250,000	4.550		10/01/44	1,333,544
Louisville Gas & Electric Co.(d)
1,850,000	4.650		11/15/43	2,091,906
Ohio Power Co.
2,870,000	5.850		10/01/35	3,534,620
Pacific Gas & Electric Co.
2,000,000	6.350		02/15/38	2,607,091
PacifiCorp
2,000,000	3.850	(d)	06/15/21	2,103,796
1,900,000	6.100		08/01/36	2,490,143
PPL Electric Utilities Corp.(d)
1,025,000	4.750		07/15/43	1,181,378
PSEG Power LLC
5,500,000	8.625		04/15/31	7,285,092
Southern California Edison Co.
1,000,000	5.550		01/15/37	1,245,100

				40,753,773

Engineering & Construction(a)(d) – 0.5%
SBA Tower Trust
5,000,000	2.877		07/15/21	4,962,500

Gas – 0.4%
KeySpan Corp.
3,375,000	8.000		11/15/30	4,563,064

Healthcare-Products – 0.2%
Medtronic, Inc.
1,875,000	3.150		03/15/22	1,933,297

Healthcare-Services – 1.9%
Ascension Health
1,500,000	3.945		11/15/46	1,539,973
Baptist Health South Florida, Inc.
3,695,000	4.342		11/15/41	3,937,735
Community Health Network, Inc.
2,225,000	4.237		05/01/25	2,336,449
Mayo Clinic
2,600,000	3.774		11/15/43	2,581,153
Mission Health System, Inc.
5,710,000	3.033		10/01/22	5,498,542
SSM Health Care Corp.(d)
4,990,000	3.823		06/01/27	5,196,479

				21,090,331

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Household Products/Wares – 0.1%
Kimberly-Clark Corp.
$ 1,000,000	2.750%	02/15/26	$990,899

Insurance – 3.2%
American International Group, Inc.(d)
2,000,000	3.750	07/10/25	2,067,776
Berkshire Hathaway Finance Corp.
5,000,000	3.000	05/15/22	5,156,507
Guardian Life Global Funding(a)
2,000,000	2.000	04/26/21	1,967,361
MassMutual Global Funding II(a)
2,400,000	2.000	04/15/21	2,378,110
MetLife, Inc.(d)
2,055,000	10.750	08/01/69	3,431,850
New York Life Global Funding(a)
3,000,000	2.000	04/13/21	2,974,682
PartnerRe Finance B LLC
525,000	5.500	06/01/20	563,950
Principal Life Global Funding II(a)
2,000,000	2.200	04/08/20	1,999,032
Prudential Financial, Inc.(b)(d)
(3M USD LIBOR + 4.175%)
2,000,000	5.875	09/15/42	2,210,000
Reinsurance Group of America, Inc.
2,000,000	6.450	11/15/19	2,165,632
2,100,000	5.000	06/01/21	2,258,778
The Prudential Insurance Co. of America(a)
2,000,000	8.300	07/01/25	2,620,363
Travelers Property Casualty Corp.
2,493,000	7.750	04/15/26	3,305,758
Voya Financial, Inc.
1,800,000	3.650	06/15/26	1,815,569

			34,915,368

Machinery-Diversified(d) – 0.3%
Rockwell Automation, Inc.
2,850,000	2.050	03/01/20	2,848,627

Media – 1.0%
21st Century Fox America, Inc.
1,000,000	7.125	04/08/28	1,254,984
CBS Corp.
2,500,000	7.875	09/01/23	3,049,692
Comcast Corp.
1,250,000	6.400	05/15/38	1,680,000
Time Warner, Inc.(d)
4,380,000	3.600	07/15/25	4,365,151

			10,349,827

Metals & Mining – 0.4%
Freeport-McMoRan Copper & Gold, Inc.
1,000,000	2.375	03/15/18	1,000,000

24	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Metals & Mining – (continued)
The Timken Co.
$ 2,750,000	6.875%		05/08/28	$3,290,673

				4,290,673

Miscellaneous Manufacturing – 0.6%
General Electric Co.(b)(d)
(3M USD LIBOR + 3.330%)
1,894,000	5.000		12/29/49	1,976,862
Parker-Hannifin Corp.
2,000,000	3.500		09/15/22	2,086,410
Siemens Financieringsmaatschappij NV(a)
2,228,000	1.700		09/15/21	2,185,385

				6,248,657

Oil-Field Services – 2.9%
Apache Corp.
2,835,000	5.100	(d)	09/01/40	3,026,478
1,360,000	7.375		08/15/47	1,796,453
BP Capital Markets PLC
3,250,000	2.750		05/10/23	3,272,194
Exxon Mobil Corp.(d)
3,000,000	2.726		03/01/23	3,049,734
Halliburton Co.(d)
5,000,000	5.000		11/15/45	5,593,866
HollyFrontier Corp.(d)
3,850,000	5.875		04/01/26	4,273,160
Marathon Oil Corp.(d)
2,000,000	2.700		06/01/20	1,997,983
Phillips 66(d)
3,000,000	4.650		11/15/34	3,245,986
Statoil ASA
1,795,000	6.800		01/15/28	2,351,257
Tosco Corp.
2,095,000	8.125		02/15/30	2,958,239

				31,565,350

Paper and Forest Products – 0.4%
International Paper Co.
2,925,000	8.700		06/15/38	4,325,558

Pharmaceuticals – 1.4%
Allergan Funding SCS(d)
2,000,000	3.000		03/12/20	2,030,385
Bayer US Finance LLC(a)
2,000,000	2.375		10/08/19	2,010,671
Johnson & Johnson
4,970,000	5.950		08/15/37	6,825,214
Pfizer, Inc.
2,900,000	7.200		03/15/39	4,411,236

15,277,506

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Pipelines – 2.6%
Buckeye Partners LP(d)
$ 2,000,000	4.350%	10/15/24	$2,091,170
DCP Midstream LLC
3,397,000	8.125	08/16/30	4,008,460
DCP Midstream Operating LP(d)
3,000,000	3.875	03/15/23	2,977,500
Energy Transfer LP(d)
3,000,000	4.900	03/15/35	2,969,443
Kinder Morgan Energy Partners LP
4,175,000	5.800	03/15/35	4,593,102
ONEOK Partners LP
875,000	8.625	03/01/19	944,843
Tennessee Gas Pipeline Co. LLC
628,000	8.375	06/15/32	819,929
1,450,000	7.625	04/01/37	1,840,481
TransCanada Pipelines Ltd.(d)
2,500,000	4.875	01/15/26	2,828,199
Transcanada Trust(b)(d)
(3M USD LIBOR + 3.208%)
4,660,000	5.300	03/15/77	4,848,730

			27,921,857

Real Estate(d) – 5.2%
CBRE Services, Inc.
4,700,000	4.875	03/01/26	5,073,247
Columbia Property Trust Operating Partnership LP
2,485,000	4.150	04/01/25	2,542,788
Digital Realty Trust LP
3,230,000	3.950	07/01/22	3,403,901
Mid-America Apartments LP
1,860,000	4.300	10/15/23	1,970,855
1,700,000	3.600	06/01/27	1,705,814
National Retail Properties, Inc.
1,000,000	3.900	06/15/24	1,029,774
Omega Healthcare Investors, Inc.
4,500,000	4.750	01/15/28	4,515,101
Piedmont Operating Partnership LP
1,290,000	3.400	06/01/23	1,291,463
2,800,000	4.450	03/15/24	2,934,937
Post Apartment Homes LP
1,500,000	3.375	12/01/22	1,532,134
Scentre Group Trust 1/Scentre Group Trust 2(a)
4,000,000	3.750	03/23/27	4,067,436
Select Income REIT
3,000,000	4.150	02/01/22	3,057,360
1,000,000	4.250	05/15/24	1,013,040
Simon Property Group LP
2,815,000	3.750	02/01/24	2,955,857
3,000,000	4.750	03/15/42	3,323,494
UDR, Inc.
2,640,000	3.750	07/01/24	2,725,728

The accompanying notes are an integral part of these financial statements.	25

COMMERCE BOND FUND

Schedule of Investments (continued)

October 31, 2017

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Real Estate(d) – (continued)
Ventas Realty LP
$ 2,910,000	3.500%		02/01/25	$2,923,163
VEREIT Operating Partnership LP
2,400,000	3.950		08/15/27	2,396,726
Washington Real Estate Investment Trust
1,580,000	3.950		10/15/22	1,633,397
Weingarten Realty Investors
1,000,000	3.850		06/01/25	1,011,063
1,660,000	3.250		08/15/26	1,600,152
WP Carey, Inc.
2,000,000	4.600		04/01/24	2,090,949
1,575,000	4.000		02/01/25	1,584,871

				56,383,250

Retail – 0.4%
CVS Pass-Through Trust(a)
2,951,654	7.507		01/10/32	3,640,261
O’Reilly Automotive, Inc.(d)
1,000,000	3.800		09/01/22	1,046,955

				4,687,216

Semiconductors – 0.9%
Intel Corp.
5,000,000	3.100		07/29/22	5,188,262
Maxim Integrated Products, Inc.(d)
5,016,000	3.375		03/15/23	5,124,583

				10,312,845

Software – 0.1%
Adobe Systems, Inc.
563,000	4.750		02/01/20	596,777

Telecommunications – 1.1%
AT&T, Inc.
2,150,000	6.375		03/01/41	2,497,559
1,500,000	4.800	(d)	06/15/44	1,438,826
3,443,000	4.550	(d)	03/09/49	3,117,979
Verizon Communications, Inc.(d)
4,630,000	4.150		03/15/24	4,913,237

				11,967,601

Transportation – 0.8%
Burlington Northern Santa Fe LLC(d)
1,220,000	4.950		09/15/41	1,425,405
Canadian National Railway Co.
1,190,000	6.200		06/01/36	1,584,612
Canadian Pacific Railway Co.
1,775,000	5.750		01/15/42	2,222,818
2,500,000	6.125	(d)(i)	09/15/15	3,237,967
The Kansas City Southern Railway Co.(d)
500,000	4.950		08/15/45	559,630

				9,030,432

TOTAL CORPORATE OBLIGATIONS
(Cost $466,752,997)				$481,544,051

Principal Amount	Interest Rate	Maturity Date	Value
Foreign Debt Obligation – 0.0%
Sovereign – 0.0%
Ontario Province of Canada
$ 245,000	1.650%	09/27/19	$243,886
(Cost $236,971)

U.S. Government Agency Obligations – 1.4%
FFCB
$ 2,860,000	5.190%	04/22/21	$3,166,203
FHLB
2,650,000	7.125	02/15/30	3,740,740
FHLMC(d)
4,000,000	1.750	03/26/21	3,980,348
Resolution Funding Corp.
1,500,000	8.125	10/15/19	1,684,359
Tennessee Valley Authority
1,299,581	4.929	01/15/21	1,384,999
684,833	5.131	01/15/21	732,772

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $14,044,175)			$14,689,421

U.S. Treasury Obligations – 4.9%
United States Treasury Bond
$ 9,000,000	2.750%	11/15/42	$8,860,781
United States Treasury Inflation Indexed Bonds
382,324	0.125	04/15/18	382,279
7,605,150	0.750	02/15/42	7,358,808
United States Treasury Notes
5,000,000	1.250	03/31/19	4,980,274
3,000,000	1.750	10/31/20	3,000,820
6,000,000	1.750	09/30/22	5,924,531
7,500,000	2.125	12/31/22	7,528,711
5,000,000	1.375	08/31/23	4,795,703
10,000,000	2.125	03/31/24	9,964,063

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $53,681,182)			$52,795,970

Shares		Distribution Rate	Value
Investment Company – 0.5%
Vanguard Long-Term Investment Grade Fund Admiral Shares
506,527		4.060%	$5,374,254
(Cost $3,961,043)

26	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Short-Term Investment(j) – 1.0%
Repurchase Agreement – 1.0%
Fixed Income Clearing Corp.
$10,507,000	0.120%	11/01/17	$10,507,000
Maturity Value: $10,507,070
(Cost $10,507,000)

TOTAL INVESTMENTS – 99.8%
(Cost $1,043,162,374)			$1,075,926,975

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%			2,391,023

NET ASSETS – 100.0%			$1,078,317,998

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $303,556,226, which represents approximately 28.1% of net assets as of October 31, 2017.
(b)	Variable or floating rate security. Interest rate disclosed is that which is in effect at October 31, 2017.
(c)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of October 31, 2017. Maturity date disclosed is the ultimate maturity.
(d)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.
(e)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.
(f)	Prerefunded security. Maturity date disclosed is prerefunding date.
(g)	Rate shown is that which is in effect on October 31, 2017. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
(h)	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.
(i)	Actual maturity date is September 15, 2115.
(j)	Repurchase agreement was entered into on October 31, 2017. This agreement was fully collateralized by $11,445,000 U.S. Treasury Bond, 2.500%, due 05/15/46 with a market value of $10,721,813.

Investment Abbreviations:
AGM	—Insured by Assured Guaranty Municipal Corp.
AMT	—Alternative Minimum Tax
FFCB	—Federal Farm Credit Bank
FHA	—Insured by Federal Housing Administration
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corp.
FNIC	—Financial Network Investment Corporation
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
PLC	—Public Limited Company
GO	—General Obligation
LIBOR	—London Interbank Offered Rate
PAC	—Planned Amortization Class
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
LLC	—Limited Liability Company
LP	—Limited Partnership

PORTFOLIO COMPOSITION

	AS OF 10/31/2017	AS OF 10/31/2016

Corporate Obligations	44.7%	45.9%
Collateralized Mortgage Obligations	18.2	16.5
Asset-Backed Securities	15.4	13.7
Municipal Bond Obligations	6.5	7.4
Commercial Mortgage Obligations	5.2	5.9
U.S. Treasury Obligations	4.9	4.1
Federal Agencies	2.0	—
Repurchase Agreement	1.0	0.8
Investment Company	0.5	0.5
U.S. Government Agency Obligations	1.4	2.6
Mortgage-Backed Pass-Through Obligations	—	2.5
Foreign Debt Obligations	—	0.1

TOTAL INVESTMENTS	99.8%	100%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	27

COMMERCE SHORT-TERM GOVERNMENT FUND

Short-Term Government Fund Overview

We present you with the annual report for the Commerce Short-Term Government Fund for the one-year period ended October 31, 2017.

A conversation with Scott Colbert, Portfolio Manager of the Short-Term Government Fund.

Q: How did the Fund perform over the review period?

A: Over the one-year period ended October 31, 2017, the Fund generated a cumulative total return of 0.31%. This return compares to the 0.08% cumulative total return of the Fund’s benchmark, the Citigroup 1-5 Year Treasury/Government Sponsored Index.

Q: What were the material factors that affected the Fund’s performance relative to its benchmark during the reporting period?

A: During the reporting period the Fund outperformed relative to its benchmark. Underweighting treasuries and maintaining the Fund’s duration lower than the benchmark’s duration during the period contributed to this outperformance.

Q: Were there any significant adjustments made to the Fund’s portfolio during the period?

A: The Fund’s exposure to U.S. government agency obligations was decreased, but remained well above the percentage held in its benchmark. The Fund’s exposure to mortgage-backed securities was increased.

Q: Could you describe some specific strategies and holdings that enhanced the Fund’s returns during the period?

A: Maintaining the Fund’s duration lower than the benchmark’s duration and raising the Fund’s exposure to non-agency mortgage-backed securities enhanced performance during the period.

Q: What were some examples of strategies and holdings that didn’t work well for the Fund during the period?

A: Security selection within U.S. government agency mortgage-backed securities held by the Fund detracted from performance during the period.

COMMERCE SHORT-TERM GOVERNMENT FUND

Performance Summary

October 31, 2017 (Unaudited)

The following is performance information for the Commerce Short-Term Government Fund (“Short-Term Government Fund”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund is not subject to a sales charge, so a sales charge is not applied to its total returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Performance Review
November 1, 2016 - October 31, 2017	Fund Total Return(a)	Index Total Return(c)	Index
Short-Term Government Fund	0.31%	0.08%	Citigroup 1-5 Year Treasury/Government Sponsored(c)

Standardized Average Annual Total Return through September 30, 2017(b)

Standardized Average Annual Total Return through September 30, 2017(b)	One Year	Three Years	Five Years	Ten Years
Short-Term Government Fund(a)	0.11%	0.80%	0.61%	2.34%
Citigroup 1-5 Year Treasury/Government Sponsored Index(c)	–0.03%	1.15%	0.83%	2.39%

Short-Term Government Fund 10 Year Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 2007 through October 31, 2017.

Average Annual Total Return through October 31, 2017	One Year	Three Years	Five Years	Ten Years
Short-Term Government Fund(a)	0.31%	0.74%	0.63%	2.29%

Expense Ratios(d)
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Reimbursements)
Short-Term Government Fund	0.68%	0.88%

(a)	Returns reflect any fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. Current performance may be lower or higher than the total return figures in the above charts.

Returns reflect any fee waivers and expense reductions. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(c)	The Citigroup 1-5 Year Treasury/Government Sponsored Index is an unmanaged index comprised of Treasury securities with a minimum principal amount of $1 billion and U.S. Government securities with a minimum principal amount of $100 million. The securities range in maturity from one to five years. The Index figures do not reflect any deduction for fees, taxes or expenses.

(d)	The Fund’s expense ratios, both net (net of applicable fee waivers and/or expense reimbursements) and gross (before applicable fee waivers and/or expense reimbursements), set forth above are as of the most recent publicly available prospectus for the Fund (March 1, 2017) and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Adviser has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses, excluding interest, taxes, acquired fund fees and expenses and extraordinary expenses. This agreement will remain in place through March 1, 2018. After this date, the Adviser or the Fund may terminate the contractual arrangement. If this occurs, the expense ratios may change without shareholder approval.

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments

October 31, 2017

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities(a) – 3.2%
Home Equity – 1.8%
Argent Securities, Inc. Series 2004-W5, Class AV3B
(1M USD LIBOR + 0.900%)
$1,117,101	2.137%	04/25/34	$1,126,958
Morgan Stanley Capital, Inc. Series 2002-HE3, Class A2
(1M USD LIBOR + 1.080%)
310,683	2.317	03/25/33	298,409
Terwin Mortgage Trust Series 2004-7HE, Class A3(b)
(1M USD LIBOR + 0.700%)
238,525	2.637	07/25/34	232,828
Terwin Mortgage Trust Series 2004-9HE, Class A1(b)
(1M USD LIBOR + 0.400%)
142,871	2.037	09/25/34	136,327

1,794,522

Other – 1.4%
Countrywide Asset-Backed Certificates Series 2004-6, Class 2A4
(1M USD LIBOR + 0.900%)
371,961	2.137	11/25/34	369,955
Towd Point Mortgage Trust Series 2016-3, Class A1(b)
1,070,453	2.250	04/25/56	1,063,697

			1,433,652

TOTAL ASSET-BACKED SECURITIES
(Cost $2,887,926)			$3,228,174

Mortgage-Backed Obligations – 27.3%
Collateralized Mortgage Obligations – 17.4%
Adjustable Rate Mortgage Trust Series 2004-5, Class 3A1(a)(c)
$ 103,453	3.678%	04/25/35	$104,268
American Home Mortgage Investment Trust Series 2004-4, Class 5A(a)
(1M USD LIBOR + 2.000%)
456,881	3.453	02/25/45	462,090
Banc of America Mortgage Securities, Inc. Series 2003-J, Class 2A1(a)
216,772	3.674	11/25/33	217,338
Bank of America Funding Corp. Series 2004-A, Class 1A3(a)
10,344	3.602	09/20/34	10,532
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-9, Class 24A1(a)
60,939	3.988	11/25/34	59,212
Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB3, Class 1A(a)(c)
56,472	3.579	09/25/34	56,572
Countrywide Alternative Loan Trust Series 2004-29CB, Class A7
14,332	5.375	01/25/35	14,327
FHLMC REMIC PAC Series 159, Class H
5,055	4.500	09/15/21	5,155
FHLMC REMIC PAC Series 2022, Class PE
20,206	6.500	01/15/28	22,393

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FHLMC REMIC PAC Series 2109, Class PE
$ 41,231	6.000%	12/15/28	$46,703
FHLMC REMIC PAC Series 23, Class PK
99,904	6.000	11/25/23	107,380
FHLMC REMIC Series 2830, Class DA
5,200	5.000	07/15/19	5,233
FHLMC REMIC Series 2972, Class CA
1,631	4.500	05/15/20	1,651
FHLMC REMIC Series 3816, Class HA
1,074,517	3.500	11/15/25	1,123,364
FHLMC REMIC Series 4467, Class DA
891,775	3.000	11/15/41	906,970
FNMA REMIC PAC Series 1992, Class 89 Principal-Only Stripped Security(d)
5,786	0.000	06/25/22	5,579
FNMA REMIC PAC Series 1992-129, Class L
32,859	6.000	07/25/22	34,593
FNMA REMIC PAC Series 2003-117, Class KB
556,000	6.000	12/25/33	630,188
FNMA REMIC PAC Series 2003-14, Class AP
85,921	4.000	03/25/33	88,916
FNMA REMIC Series 1991-137, Class H
14,085	7.000	10/25/21	14,869
FNMA REMIC Series 1993-182, Class FA(a)
(10Y US Treasury Index rate — 0.650%)
6,105	1.530	09/25/23	6,090
FNMA REMIC Series 2012-110, Class CA
966,498	3.000	10/25/42	969,670
FNMA REMIC Series 2015-2, Class PA
792,419	2.250	03/25/44	781,697
FNMA REMIC Series 2016-104, Class BA
810,524	3.000	01/25/47	823,580
FNMA REMIC Series 2016-53, Class BV
936,079	3.500	11/25/27	974,100
FNMA REMIC Series 2016-96, Class A
849,418	1.750	12/25/46	820,512
FNMA REMIC Series 2017-7, Class JA
771,462	2.000	02/25/47	733,410
GNMA REMIC Series 2009-65, Class AF
110,001	4.000	07/20/39	114,399
GNMA REMIC Series 2010-115, Class QJ
146,784	3.500	11/20/38	148,576
GNMA REMIC Series 2010-14, Class PA
65,854	3.000	02/20/40	66,285
GNMA REMIC Series 2010-89, Class GL
325,483	4.000	05/20/39	334,711
GNMA REMIC Series 2013-188, Class LE
1,562,695	2.500	11/16/43	1,551,198
GNMA REMIC Series 2015-94, Class AT
646,867	2.250	07/16/45	632,772

30	The accompanying notes are an integral part of these financial statements.

COMMERCE SHORT-TERM GOVERNMENT FUND

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
GSR Mortgage Loan Trust Series 2003-6F, Class A1
$ 25,224	3.000%	09/25/32	$25,177
GSR Mortgage Loan Trust Series 2004-6F, Class 5A1
13,758	5.500	03/25/19	13,826
GSR Mortgage Loan Trust Series 2005-AR3, Class 2A1(a)
(1M USD LIBOR + 0.440%)
281,038	1.677	05/25/35	259,268
GSR Mortgage Loan Trust Series 2006-AR1, Class 2A4(a)(c)
662,152	3.415	01/25/36	661,749
Homestar Mortgage Acceptance Corp. Series 2004-2, Class AV1(a)
(1M USD LIBOR + 0.700%)
454,808	1.937	06/25/34	457,047
Impac CMB Trust Series 2003-2F, Class A(e)
249,374	5.730	01/25/33	257,229
Impac CMB Trust Series 2003-8, Class 2A1(a)
(1M USD LIBOR + 0.900%)
94,558	2.137	10/25/33	93,638
Impac CMB Trust Series 2004-7, Class 1A1(a)
(1M USD LIBOR + 0.740%)
88,031	1.977	11/25/34	87,565
Impac CMB Trust Series 2005-2, Class 2A2(a)
(1M USD LIBOR + 0.800%)
115,238	2.037	04/25/35	111,431
Impac Secured Assets Corp. Series 2006-1, Class 2A1(a)
(1M USD LIBOR + 0.350%)
747,833	1.587	05/25/36	710,812
Indymac Index Mortgage Loan Trust Series 2004-AR6, Class 6A1(a)(c)
84,924	3.744	10/25/34	84,102
Lehman XS Trust Series 2005-7N, Class 1A1A(a)
(1M USD LIBOR + 0.270%)
160,452	1.507	12/25/35	159,054
Master Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1(a)(c)
128,939	3.464	04/21/34	131,819
Master Alternative Loans Trust Series 2004-9, Class A6(e)
40,155	5.143	08/25/34	41,599
Master Asset Securitization Trust Series 2004-3, Class 5A1
2,911	6.250	01/25/32	2,934
MortgageIT Trust Series 2005-1, Class 1A1(a)
(1M USD LIBOR + 0.640%)
911,834	1.877	02/25/35	907,688
MortgageIT Trust Series 2005-1, Class 1A2(a)
(1M USD LIBOR + 0.780%)
784,311	2.017	02/25/35	782,371
Residential Accredit Loans, Inc. Series 2004-QA4, Class NB21(a)(c)
34,267	4.133	09/25/34	34,126
Securitized Asset Sales, Inc. Series 1993-7, Class TA6
6,186	6.250	12/25/23	6,243
Sequoia Mortgage Trust Series 10, Class 1A(a)
(1M USD LIBOR + 0.800%)
48,970	2.036	10/20/27	47,670

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Sequoia Mortgage Trust Series 2003-2, Class A1(a)
(1M USD LIBOR + 0.660%)
$ 86,018	1.896%		06/20/33	$86,414
Structured Asset Securities Corp. Series 2003-31A, Class 2A7(a)(c)
331,407	3.392		10/25/33	336,275
Vendee Mortgage Trust Series 1996-2, Class 1Z
86,004	6.750		06/15/26	95,446
Washington Mutual MSC Mortgage Pass-Through Series 2003-MS8, Class 2A1
2,014	5.000		05/25/18	2,012
Wells Fargo Alternative Loan Trust Series 2003-1, Class 2A1
10,901	5.750		09/25/18	10,891

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $15,965,190)				$17,280,719

Federal Agencies – 9.9%
FHLMC
$ 15,917	6.000%		10/01/23	$17,869
33,008	5.000		05/01/27	35,690
494,414	2.500		04/01/28	497,164
(12M USD LIBOR + 1.600%)
699,146	2.757	(a)	07/01/45	708,240
(12M USD LIBOR + 1.583%)
785,830	2.640	(a)	07/01/46	796,594
FNMA
11,052	5.500		05/01/19	11,203
8,187	5.500		06/01/20	8,277
897,587	2.500		02/01/27	907,701
859,335	2.500		03/01/28	863,799
1,567,883	2.500		05/01/28	1,576,024
561,328	2.500		01/01/30	561,913
5,576	7.000		11/01/31	5,768
961,520	2.500		02/01/32	962,530
204,457	6.000		07/01/33	229,311
(12M USD LIBOR + 1.655%)
146,654	3.237	(a)	02/01/34	155,565
(12M USD LIBOR + 1.740%)
94,273	3.379	(a)	10/01/34	99,535
742,552	3.500		08/01/35	773,868
921,794	2.500		10/01/36	905,940
(12M USD LIBOR + 1.586%)
626,411	2.620	(a)	12/01/45	635,937
GNMA(a)
(1Y US Treasury Yield Curve rate + 1.500%)
146	2.250		11/20/24	151
344	3.000		12/20/24	351
6,278	2.625		04/20/26	6,477
3,815	2.125		08/20/26	3,871
6,956	2.375		01/20/28	7,190

TOTAL FEDERAL AGENCIES
(Cost $9,865,753)				$9,770,968

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $25,830,943)				$27,051,687

The accompanying notes are an integral part of these financial statements.	31

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

October 31, 2017

Principal Amount	Interest Rate		Maturity Date	Value
U.S. Government Agency Obligations – 41.6%
FFCB(f)
$1,000,000	1.170%		01/13/20	$988,299
1,000,000	1.400		04/13/20	988,292
1,000,000	1.420		06/29/20	988,158
1,000,000	1.350		09/21/20	983,328
1,000,000	2.350		08/01/23	998,041
FHLB
1,500,000	1.125		04/25/18	1,498,754
1,500,000	0.875		06/29/18	1,494,924
2,500,000	2.000		09/13/19	2,516,292
1,000,000	4.125		12/13/19	1,050,436
1,500,000	1.375		02/18/21	1,478,378
550,000	2.500	(f)	12/29/21	550,604
1,000,000	2.000	(f)	09/06/22	990,541
1,000,000	2.600	(f)	06/23/27	966,140
FHLMC
1,000,000	0.750		04/09/18	997,665
1,500,000	1.250		08/01/19	1,490,250
1,000,000	1.250		10/02/19	992,653
1,000,000	1.500		01/17/20	995,891
1,000,000	2.250	(f)	02/28/20	1,000,672
900,000	1.500	(e)(f)	04/13/20	899,735
750,000	1.750	(f)	03/26/21	746,315
525,000	1.550	(e)(f)	06/28/22	523,221
1,000,000	2.000	(e)(f)	06/14/27	995,791
FNMA
1,000,000	0.875		12/20/17	999,715
1,000,000	0.875		02/08/18	999,142
1,750,000	1.625		11/27/18	1,751,813
1,000,000	1.125		12/14/18	995,499
1,000,000	1.000		02/26/19	992,798
1,000,000	1.150	(f)	05/24/19	992,708
1,000,000	1.000	(f)	07/26/19	988,178
2,500,000	1.750		11/26/19	2,503,588
1,000,000	1.500		06/22/20	994,749
1,000,000	1.750	(f)	11/20/20	997,286
1,000,000	1.250		05/06/21	980,753
1,000,000	1.400	(f)	08/25/21	980,240
1,000,000	2.000		01/05/22	1,000,159
900,000	2.075	(f)	02/28/22	896,144
950,000	2.125	(f)	02/28/22	948,162

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $41,388,610)				$41,155,314

U.S. Treasury Obligations – 24.6%
United States Treasury Inflation Indexed Bonds
$1,062,010	0.125%		04/15/18	$1,061,886
910,760	1.375		07/15/18	924,765
914,752	2.125		01/15/19	940,634
1,047,690	0.125		04/15/19	1,050,389
1,475,838	1.375		01/15/20	1,525,465
1,048,320	0.125		04/15/20	1,051,999

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligations – (continued)
United States Treasury Notes
$3,000,000	0.750%	03/31/18	$2,993,668
2,000,000	1.375	06/30/18	2,000,161
1,000,000	1.500	01/31/19	999,688
1,000,000	1.375	02/28/19	998,164
1,000,000	1.000	09/30/19	989,023
1,000,000	1.500	10/31/19	998,086
1,000,000	1.125	12/31/19	989,492
1,000,000	1.625	06/30/20	998,008
2,750,000	2.250	03/31/21	2,789,746
1,000,000	2.000	05/31/21	1,005,508
1,000,000	2.125	06/30/21	1,009,570
1,000,000	2.250	07/31/21	1,013,789
1,000,000	1.875	04/30/22	995,859

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $24,918,592)			$24,335,900

Short-term Investment(g) – 3.0%
Repurchase Agreement – 3.0%
Fixed Income Clearing Corp.
$2,985,000	0.120%	11/01/17	$2,985,000
Maturity Value: $2,985,020
(Cost $2,985,000)

TOTAL INVESTMENTS – 99.7%
(Cost $98,011,071)			$98,756,075

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%			255,365

NET ASSETS – 100.0%			$99,011,440

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. The interest rate shown reflects the rate as of October 31, 2017.
(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $1,432,852, which represents approximately 1.5% of net assets as of October 31, 2017.
(c)

Rate shown is that which is in effect on October 31, 2017. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(e)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of October 31, 2017. Maturity date disclosed is the ultimate maturity.

32	The accompanying notes are an integral part of these financial statements.

COMMERCE SHORT-TERM GOVERNMENT FUND

(f)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.
(g)	Repurchase agreement was entered into on October 31, 2017. This agreement was fully collateralized by $3,010,000 U.S. Treasury Bond, 2.875%, due 11/15/46 with a market value of $3,046,791.

Investment Abbreviations:
FFCB	—FederalFarm Credit Bank
FHLB	—FederalHome Loan Bank
FHLMC	—FederalHome Loan Mortgage Corp.
FNMA	—FederalNational Mortgage Association
GNMA	—GovernmentNational Mortgage Association
LIBOR	—LondonInterbank Offered Rate
MSC	—MortgageSecurities Corp.
PAC	—PlannedAmortization Class
REMIC	—RealEstate Mortgage Investment Conduit

PORTFOLIO COMPOSITION

	AS OF 10/31/2017	AS OF 10/31/2016

U.S. Government Agency Obligations	41.6%	48.1%
U.S. Treasury Obligations	24.6	24.3
Mortgage-Backed Obligations	17.5	15.2
Federal Agencies	9.9	9.1
Asset-Backed Securities	3.2	2.4
Repurchase Agreement	3.0	2.8

TOTAL INVESTMENTS	99.7%	101.9%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	33

COMMERCE NATIONAL, MISSOURI, AND KANSAS TAX-FREE INTERMEDIATE BOND FUND

National, Missouri, and Kansas Tax-Free Intermediate Bond Funds Overview

We present you with the annual report for the Commerce National, Missouri, and Kansas Tax-Free Intermediate Bond Funds for the one-year period ended October 31, 2017.

A conversation with Brian Musielak, Portfolio Manager of the National, Missouri, and Kansas Tax-Free Intermediate Bond Funds.

Q: How did the Funds perform over the review period?

A: Over the one-year period ended October 31, 2017, the National Tax-Free Intermediate Bond Fund generated an annualized total return of +1.62%.

Over the one-year period ended October 31, 2017, the Missouri Tax-Free Intermediate Bond Fund generated an annualized total return of +1.70%.

Over the one-year period ended October 31, 2017, the Kansas Tax-Free Intermediate Bond Fund generated an annualized total return of +1.09%.

These returns compare to the +2.05% annualized total return of each Fund’s benchmark, the Bloomberg Barclays Capital 3-15 Year Municipal Bond Blend Index.

Q: What were the material factors that affected the Funds’ performance relative to its benchmark during the reporting period?

A: The Funds underperformed their benchmark largely due to being slightly long their benchmark heading into the fiscal year just in time for the bond market sell-off post the election in November. The Funds were unable to fully recover during the year. Overall municipal bonds continued their positive performance despite higher yields.

Q: Were there any significant adjustments made to the Fund’s portfolio during the period?

A: No significant adjustments were made to any of the Fund’s portfolios during the period. Maturity and duration profiles were kept in a more neutral position relative to our benchmark. Our focus continues to be on the higher-yielding, non-essential service revenue sectors where we typically identify solid risk-adjusted value opportunities. However, we have recently moved towards slightly less credit risk. Maturity and duration profiles are in a more neutral position. States where we are finding attractive local opportunities include Indiana, Ohio, Michigan, Kansas, and selectively in Illinois. At the margin, we are finding better value in AA-rated versus single A-rated issuers with maturities inside 15 years. We maintained our position in sectors such as housing, higher education, hospitals and lease revenue bonds.

Q: Could you describe some specific strategies and holdings that enhanced returns during the period?

A: In the National Tax-Free Intermediate Bond Fund, the best performing bonds were those in the more fiscally challenged states and our high conviction sectors such as Sarpy County NE Hospital Authority #1 Health Facilities Revenue—NE Medicine 3.00% due 5/15/46, Illinois State Finance Authority Revenue—OSF Healthcare System 3.25% due 5/15/39 and Los Angeles CA Universal School District 2.00% due 7/1/29.

In the Missouri Tax-Free Intermediate Bond Fund, the best performing bonds were non-Missouri bonds that included Illinois State Finance Authority Revenue—OSF Healthcare System 3.25% due 5/15/39, Orange County NY 2.25% due 3/15/33 and Orange County FL Tourist Development Tax Revenue 4.00% due 3/1/33.

In the Kansas Tax-Free Intermediate Bond Fund, the best performing bonds were non-Kansas bonds that included Illinois State Finance Authority Revenue—OSF Healthcare System 3.25% due 5/15/39, Knox County TN Health Educational & Housing Facilities Board Revenue—University Health Systems Inc 3.375% due 4/1/26, and Unified Fire Service Area UT Local Building Authority Lease Revenue 3.00% due 4/1/34.

Q: What were some examples of strategies and holdings that didn’t meet your expectations?

A: In the National Tax-Free Intermediate Bond Fund, the Rhode Island Housing & Mortgage Finance Corporation Multi Family Development 5.125% due 10/1/30, Colorado Educational & Cultural Facilities Authority Revenue Charter Schools-High Point Academy 4.50% due 3/1/20, and Massachusetts St Housing Finance Agency Housing Revenue 2.90% due 12/1/31 did not meet our expectations.

In the Missouri Tax-Free Intermediate Bond Fund, Springfield MO Special Obligation 5.00% due 7/1/28, Ozark MO Reorganized School District #R-6 MO Direct Deposit Program 4.00% due 3/1/34, and Burbank Unified School District-Capital Appreciation Bonds 0.00% due 7/1/27 did not meet our expectations.

In the Kansas Tax-Free Intermediate Bond Fund, the Johnson County KS Unified School District #233 4.00% due 9/1/30, Sedgwick County KS Unified School District #260 4.00% 10/1/30, and the Burbank Unified School District-Capital Appreciation Bonds 0.00% due 7/1/27 did not meet our expectations.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Performance Summary

October 31, 2017 (Unaudited)

The following is performance information for the Commerce National Tax-Free Intermediate Bond Fund (“National Tax-Free Intermediate Bond Fund”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund is not subject to a sales charge, so a sales charge is not applied to its total returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Performance Review
November 1, 2016 - October 31, 2017	Fund Total Return(a)	Index Total Return(c)	Index
National Tax-Free Intermediate Bond Fund	1.62%	2.05%	Bloomberg Barclays 3-15 Year Blend Municipal Bond(c)

Standardized Average Annual Total Return through September 30, 2017(b)

Standardized Average Annual Total Return through September 30, 2017(b)	One Year	Three Years	Five Years	Ten Years
National Tax-Free Intermediate Bond Fund(a)	0.41%	2.74%	2.00%	4.12%
Bloomberg Barclays 3-15 Year Blend Municipal Bond Index(c)	0.96%	2.83%	2.71%	4.42%

National Tax-Free Intermediate Bond Fund 10 Year Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 2007 through October 31, 2017.

Average Annual Total Return through October 31, 2017	One Year	Three Years	Five Years	Ten Years
National Tax-Free Intermediate Bond Fund(a)	1.62%	2.67%	2.05%	4.11%

Expense Ratios(d)
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Reimbursements)
National Tax-Free Intermediate Bond Fund	0.63%	0.63%

(a)	Returns reflect any fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(b)	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. Current performance may be lower or higher than the total return figures in the above charts.

Returns reflect any fee waivers and expense reductions. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(c)	The Bloomberg Barclays 3-15 Year Blend Municipal Bond Index is an unmanaged index comprised of investment-grade municipal securities ranging from 2 to 17 years in maturity. The Index figures do not reflect any deduction for fees, taxes or expenses.

(d)	The Fund’s expense ratios, both net (net of applicable fee waivers and/or expense reimbursements) and gross (before applicable fee waivers and/or expense reimbursements), set forth above are as of the most recent publicly available prospectus (March 1, 2017) for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Adviser has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses, excluding interest, taxes, acquired fund fees and expenses and extraordinary expenses. This agreement will remain in place through March 1, 2018. After this date, the Adviser or the Fund may terminate the contractual arrangement. If this occurs, the expense ratios may change without shareholder approval.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

October 31, 2017

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – 94.7%
Alaska – 1.6%
Alaska State Housing Finance Corp. Revenue Bonds (Refunding) Series A (AA+/NR)(a)
$ 1,000,000	5.000%		12/01/29	$1,207,070
Alaska State Municipal Bond Bank Authority Revenue Bonds Master Resolution) Series A (AA-/NR)
1,000,000	4.000		10/01/24	1,119,620
1,000,000	5.000		10/01/25	1,198,320
1,000,000	5.000	(a)	10/01/28	1,199,820
Alaska State Municipal Bond Bank Authority Revenue Bonds Series B (AMT) (AA-/NR)(a)
450,000	5.000		03/01/27	525,240

				5,250,070

Arizona – 3.0%
Arizona Health Facilities Authority Healthcare & Education Facilities Revenue Bonds (Kirksville College) (A-/NR)(a)
700,000	4.700		01/01/21	743,953
750,000	4.750		01/01/22	795,255
1,000,000	5.000		01/01/25	1,067,150
Goodyear Community Facilities Utilities District No 1 GO Bonds (Refunding) Series 2016 (A-/A1)(a)
880,000	4.000		07/15/32	946,933
McAllister Academic Village LLC AZ Revenue Bonds (Arizona State University) (Refunding) Series 2016 (AA-/A1)(a)
1,000,000	5.000		07/01/27	1,210,970
Pima County AZ Regional Transportation Excise Tax Revenue Bonds (Pima County Regional Transportation Fund) (AA+/NR)
1,000,000	5.000		06/01/22	1,156,770
1,000,000	5.000		06/01/23	1,179,640
Pinal County AZ Unified School District No.1 Florence GO Bonds (School Improvement Project of 2006) Series C (A/NR)
335,000	5.000		07/01/18	343,499
350,000	5.000	(a)	07/01/19	358,550
1,100,000	5.125	(a)	07/01/22	1,129,634
Yuma AZ Municipal Property Corp. Excise Tax Revenue Bonds (Refunding-Senior Lien) Series 2015 (AA-/A1)(a)
1,050,000	4.000		07/01/26	1,174,740

				10,107,094

California – 3.3%
Bay Area CA Toll Authority Toll Bridge Revenue Bonds (San Francisco) Series S-7 (AA-/A1)(a)
1,000,000	4.000		04/01/29	1,129,590
1,000,000	4.000		04/01/32	1,103,040
Bay Area CA Toll Authority Toll Bridge Revenue Bonds (Variable) (San Francisco) Series A-1 (AA/Aa3)(a)(b)(c)
3,000,000	1.620		04/01/47	3,017,910
Bay Area CA Toll Authority Toll Bridge Revenue Bonds (Variable) (San Francisco) Series E-3 (AA/Aa3)(a)(b)(c)
1,000,000	1.620		04/01/47	1,005,970
Bonita Unified School District Taxable GO Bonds Election of 2008 Series B-1 (AA-/NR)
1,000,000	5.560		08/01/25	1,164,930

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
California – (continued)
California State Municipal Finance Authority Revenue Bonds (Refunding-Biola University) Series 2017 (NR/Baa1)(a)
$ 1,090,000	5.000%	10/01/31	$1,309,908
Fresno CA Unified School District GO Bonds Election of 2001 Series G (NR/Aa3)(a)(d)
1,000,000	0.000	08/01/24	792,790
Los Angeles CA Unified School District GO Bonds (Refunding) Series B (NR/Aa2)(a)
1,500,000	2.000	07/01/29	1,372,890
University of California CA Revenue Bonds (Unrefunded-General) Series Q (AA/NR)(a)
235,000	5.250	05/15/22	238,217

			11,135,245

Colorado – 1.6%
Adams County CO Certificates of Participation (Refunding) (Improvement) Series 2015 (AA/Aa2)(a)
2,900,000	4.000	12/01/28	3,211,982
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Charter School-High Point Academy) (A/NR)
625,000	4.500	03/01/20	663,925
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Johnson & Wales University Project) Series B (A-/A3)
1,255,000	5.000	04/01/22	1,430,374

			5,306,281

Connecticut(a) – 0.7%
Connecticut State Higher Education Supplement Loan Authority Revenue Bonds (Chesla Loan Program) Series A (AMT) (NR/A1)
935,000	3.250	11/15/24	959,404
1,400,000	3.750	11/15/27	1,430,142

			2,389,546

District Of Columbia(a) – 1.6%
District of Columbia Revenue Bonds (Deed Tax) Series B (NR/A1)
1,165,000	5.000	06/01/25	1,255,509
Washington Metropolitan Area Transit Authority Gross Revenue Bonds (Transit) Series A (AA-/A2)(e)
3,890,000	5.250	07/01/19	4,153,392

			5,408,901

Florida – 3.0%
Halifax FL Hospital Medical Center Revenue Bonds (Refunding) Series 2016 (A-/NR)(a)
1,450,000	5.000	06/01/36	1,614,517
Jupiter County FL (Community Center Project) GO Bonds Series 2001 (AAA/Aaa)
50,000	5.500	07/01/21	55,412
Lake County FL School Board Certificates of Participation (Refunding-Master Lease Program) Series A (A/NR)(a)
725,000	5.000	06/01/24	833,924

36	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Florida – (continued)
Miami-Dade County FL Aviation Revenue Bonds (Miami International Airport) Series A (A/A2)(a)
$ 1,000,000	5.000%	10/01/22	$1,103,940
Miami-Dade County FL Aviation Revenue Bonds (Prerefunded-Miami International Airport) Series A-1 (NR/NR)(a)(e)
240,000	5.500	10/01/20	269,242
Miami-Dade County FL Aviation Revenue Bonds (Unrefunded-Miami International Airport) Series A-1 (A/A2)(a)
760,000	5.500	10/01/25	850,972
Miami-Dade County FL Educational Facilities Authority Revenue Bonds (Refunding-University of Miami) Series B (AMBAC) (A-/A3)(a)
685,000	5.250	04/01/21	766,522
Seminole County FL School Board Certificates of Participation Series B (AA-/Aa3)(a)
500,000	5.000	07/01/24	571,740
Tallahassee FL Health Facilities Revenue Bonds (Tallahassee Memorial Healthcare, Inc. Project) Series A (NR/Baa1)
350,000	5.000	12/01/17	351,015
400,000	5.000	12/01/18	414,156
260,000	5.000	12/01/19	277,131
330,000	5.000	12/01/20	361,086
Tampa FL Health System Revenue Bonds Series A (AA-/Aa3)(a)
1,300,000	5.250	11/15/25	1,417,325
Walton County FL School Board Certificates of Participation Series 2015 (AGM) (AA/A1)(a)
1,000,000	5.000	07/01/25	1,187,530

			10,074,512

Georgia – 0.4%
Brunswick GA Water & Sewer Revenue Bonds (Refunding & Improvement) Series 1992 (ETM) (NPFG) (A/A3)
40,000	6.100	10/01/19	42,374
Cherokee County GA Water & Sewer Authority Revenue Bonds (Refunding & Improvement) Series 1993 (NPFG) (A/Aa2)
55,000	5.500	08/01/23	62,354
Fulton County GA Development Authority Revenue Bonds (Refunding-Robert W Woodruff Arts Center, Inc.) Series A (NR/A2)
1,000,000	5.000	03/15/26	1,186,880

			1,291,608

Illinois – 10.0%
Arlington Heights IL GO Bonds Series 2016 (NR/Aa1)(a)
2,115,000	4.000	12/01/36	2,219,206
Cook County IL Community High School District No. 234 Taxable GO Bonds (Ridgewood Build America Bonds — Direct Payment to Issuer) Series B (Assured Guaranty) (AA/A3)(a)
300,000	6.400	12/01/28	322,590

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Illinois – (continued)
Cook County IL Township High School District No. 208 Riverside-Brookfield GO Bonds (Refunding) Series B (AA+/NR)
$ 1,090,000	5.000%		12/15/25	$1,308,599
Countryside IL GO Bonds (Taxable-Refunding) Series 2014 (NR/Aa2)
500,000	3.300		01/01/24	506,265
DeKalb, Kane & Lasalle Counties Community College District No. 523 GO Bonds Series A (AA-/NR)(a)
400,000	5.000		02/01/23	435,296
Du Page & Cook County Community School District No. 181 GO Bonds (School Building) Series 2017 (AAA/Aaa)(a)
2,220,000	4.000		01/15/30	2,444,198
Du Page & Will County Community School District No. 204 Indian Prairie (Refunding) Series 2016 (NR/Aa1)
5,000,000	2.000		12/30/22	5,056,450
Elk Grove Village GO Bonds Series 2017 (AA+/NR)
530,000	3.000		01/01/24	563,750
550,000	3.000		01/01/25	585,392
1,140,000	5.000		01/01/26	1,378,249
525,000	5.000	(a)	01/01/28	636,190
Hoffman Estates IL GO Bonds (Taxable-Refunding) Series A (AA+/Aa2)(a)
1,200,000	4.200		12/01/25	1,274,436
Illinois Finance Authority Revenue Bonds (Columbia College) (NPFG) (A/A3)(a)(e)
2,000,000	5.250		12/01/17	2,006,980
Illinois Finance Authority Revenue Bonds (OSF Healthcare System) Series 2016 (A/A2)(a)
2,000,000	3.250		05/15/39	1,800,800
Illinois Finance Authority Revenue Bonds (Poetry Foundation Project) (AA-/Aa3)(a)
470,000	4.850		01/01/26	500,381
Illinois Finance Authority Revenue Bonds (Refunding-Columbia College) (ETM) Series 2011 (BBB+/NR)
300,000	5.000		12/01/17	300,972
405,000	4.000		12/01/18	417,535
440,000	4.500		12/01/20	482,517
Illinois Finance Authority Revenue Bonds (Refunding-OSF Healthcare System) Series A (A/A2)(a)
1,000,000	4.000		11/15/33	1,036,170
Illinois Finance Authority Revenue Bonds (Refunding-Swedish Covenant) Series A (BBB/NR)(a)(e)
1,210,000	5.500		02/15/20	1,326,668
Lake County IL Community Consolidated School District No. 46 Grayslake GO Bonds (Refunding) Series 2015 (AA+/NR)
1,000,000	5.000		11/01/23	1,169,370
Northern Illinois Municipal Power Agency Revenue Bonds (Prairie State Project) Series A (NPFG) (NR/A2)(a)(e)
1,000,000	5.000		01/01/18	1,006,550

The accompanying notes are an integral part of these financial statements.	37

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2017

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Illinois – (continued)
Peoria County IL Community Unit School District No. 309 GO Bonds (Capital Appreciation-Brimfield School District) Series A (Assured Guaranty) (AA/NR)(d)
$ 540,000	0.000%	04/01/18	$535,567
Peoria IL GO Bonds (Refunding) Series B (AA-/A1)
1,205,000	5.000	01/01/24	1,391,691
Peoria IL Metropolitan Airport Authority Revenue Bonds (Alternative Revenue Source) Series 2008 (NR/Aa2)(a)
1,000,000	5.000	12/01/26	1,040,330
Quad Cities IN Regional Economic Development Authority Revenue Bonds (Augustana College) Series 2012 (Refunding) (NR/Baa1)(a)
750,000	4.750	10/01/32	796,275
Winnebago County IL GO Bonds (Refunding) Series C (NR/Aa2)
765,000	5.000	12/30/25	918,497
905,000	5.000	12/30/28	1,086,027
960,000	5.000	12/30/29	1,159,843

			33,706,794

Indiana – 5.8%
Anderson IN School Building Corp. Revenue Bonds (Refunding) Series 2015 (AA+/NR)(a)
1,565,000	4.000	07/15/26	1,709,888
Decatur Township IN Multi-School Building Corp. Revenue Bonds (Refunding-First Mortgage) (Multi Purpose) Series 2015 (AA+/NR)
2,315,000	5.000	07/15/23	2,721,607
Eastern Pulaski IN Multi-School Building Corp. Revenue Bonds (First Mortgage) Series 2015 (AA+/NR)(a)
840,000	4.000	07/15/28	904,705
910,000	4.000	07/15/30	970,124
Evansville IN Redevelopment Authority Revenue Bonds (Build America Bonds-Taxable) Series B (A/A2)(a)
675,000	6.050	02/01/23	747,097
Indiana Finance Authority Revenue Bonds (Educational Facilities-Butler University Project) Series A (A-/NR)(a)
540,000	5.000	02/01/25	624,375
425,000	5.000	02/01/27	490,067
700,000	5.000	02/01/28	806,295
600,000	5.000	02/01/29	689,232
Indiana State Finance Authority Revenue Bond (Refunding-Educational Facilities-Indianapolis Museum of Art) Series B (NR/A2)(a)
815,000	5.000	02/01/28	907,796
Indiana State University Revenue Bonds (Build America Bonds) (NR/A1)(a)
530,000	5.310	04/01/25	550,108
Lake Central Multi-District School Building Corp. Revenue Bonds (Refunding-First Mortgage) Series B (AA+/NR)
1,000,000	5.000	07/15/24	1,183,490

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Indiana – (continued)
Plainfield IN High School Building Corp. Revenue Bonds (Refunding-First Mortgage) Series 2014 (AA+/NR)(a)
$ 2,245,000	4.000%		01/15/26	$2,522,302
2,235,000	4.000		01/15/27	2,488,807
Southmont IN School Building Corp. Revenue Bonds (First Mortgage) Series 2017 (A/NR)(a)
1,320,000	5.000		07/15/32	1,544,756
Upland IN Economic Development Revenue Bonds (Taylor University Project) (Refunding) Series 2012 (NR/Baa1)(a)
900,000	4.500		09/01/32	936,225

				19,796,874

Kansas – 1.2%
Kansas State Development Finance Authority Health Facilities Revenue Bonds (Stormont-Vail Healthcare) Series F (NR/A2)(a)
2,000,000	5.000		11/15/23	2,147,640
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series H-1 (A+/Aa3)
1,580,000	5.000		11/01/24	1,875,602

				4,023,242

Kentucky – 5.1%
Barren County KY School District Finance Corp. Revenue Bonds (Refunding) Series 2015 (NR/A1)(a)
1,000,000	5.000		08/01/26	1,184,390
Fayette County KY School District Finance Corp. Revenue Bonds (Refunding) Series B (A+/A1)
2,000,000	4.000		05/01/25	2,246,100
2,000,000	4.000	(a)	05/01/26	2,240,220
Kentucky State Higher Education Student Loan Corp. (Senior Lien) Series A (AMT) (A/NR)(a)
615,000	3.750		06/01/26	629,446
Kentucky State Property & Building Commission Revenue Bond (Project No 117) Series B (NR/A1)(a)
750,000	5.000		05/01/28	890,205
915,000	5.000		05/01/29	1,079,343
Kentucky State Property & Building Commission Revenue Bond (Project No 117) Series D (NR/A1)
750,000	5.000		05/01/27	897,825
Louisville & Jefferson County KY Metropolitan Government Health System Revenue Bonds (Norton Healthcare Obligated Group) Series A (A-/NR)(a)
2,710,000	5.000		10/01/27	3,104,359
Oldham County KY School District Finance Corp. (Refunding) Series 2016 (NR/A1)
545,000	5.000		06/01/20	593,827
595,000	5.000		06/01/21	666,002
590,000	5.000		06/01/22	674,323
610,000	5.000		06/01/23	710,723
690,000	5.000		06/01/24	815,628
Owensboro KY GO Bonds Series A (NR/A2)(a)
1,200,000	5.000		05/01/25	1,387,884

17,120,275

38	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Louisiana – 4.9%
Iberia Parish LA Parish wide School District GO Bonds Series 2017 (AA-/NR)
$ 510,000	3.000%		03/01/24	$541,426
530,000	4.000		03/01/25	596,542
550,000	4.000		03/01/26	620,944
570,000	4.000		03/01/27	644,801
450,000	4.000	(a)	03/01/28	501,098
Louisiana Local Government Environmental Facilities Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (A/A2)(a)(e)
5,000,000	5.500		10/01/20	5,601,550
Louisiana Public Facilities Authority Revenue Bonds (Loyola University) Series 2011 (BBB+/Aaa)(a)(e)
3,715,000	5.250		10/01/21	4,274,702
Louisiana Public Facilities Authority Revenue Bonds (Refunding-Ochsner Clinic Foundation Project) Series 2015 (NR/A3)(a)
800,000	5.000		05/15/30	924,400
Louisiana State GO Bonds Series A (AA-/Aa3)(a)
1,655,000	4.000		04/01/35	1,739,835
St. Tammany LA Parish Wide School District No 12 GO Bonds (Refunding) Series 2017 (AA/NR)(a)
980,000	4.000		03/01/28	1,095,581

				16,540,879

Maine – 0.9%
Maine State Health & Higher Educational Facilities Authority Revenue Bonds Series A (NR/A1)(a)
1,000,000	5.000		07/01/24	1,116,770
Portland ME Airport Revenue Bonds (Refunding-General) Series 2016 (BBB+/Baa1)
500,000	5.000		01/01/22	562,295
145,000	5.000		01/01/23	165,587
470,000	5.000		01/01/24	544,283
215,000	5.000	(a)	01/01/34	238,364
330,000	5.000	(a)	01/01/35	364,997

				2,992,296

Massachusetts – 1.5%
Massachusetts Educational Financing Authority Education Loan Revenue Bonds (Issue I) Series A (AA/NR)(a)
745,000	5.100		01/01/25	763,997
Massachusetts Educational Financing Authority Revenue Bonds Series J (AMT) (AA/NR)(a)
690,000	4.250		07/01/22	710,355
Massachusetts State Housing Finance Agency Revenue Bonds Series B (AMT) (AA/Aa2)
400,000	2.500		12/01/20	409,260
395,000	2.700		06/01/21	405,697
400,000	3.050		06/01/22	416,396
400,000	3.250		06/01/23	419,916
Massachusetts State Housing Finance Agency Revenue Bonds Series D (AA/Aa2)(a)
1,910,000	2.900		12/01/31	1,872,411

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Massachusetts – (continued)
Massachusetts State Water Resources Authority Revenue Bonds Series A (ETM) (GO of Authority) (AA+/Aa1)
$ 10,000	6.500%		07/15/19	$10,475

				5,008,507

Michigan – 9.3%
Comstock Park MI Public Schools GO Bonds (Refunding) Series 2015 (Q-SBLF) (AA-/NR)
730,000	5.000		05/01/24	868,196
East Lansing MI School District GO Bonds (Refunding) Series 2015 (Q-SBLF) (AA-/NR)
1,175,000	5.000		05/01/24	1,403,784
Grand Valley MI State University Revenue Bonds (Refunding) Series A (A+/A1)(a)
1,500,000	4.000		12/01/29	1,634,040
1,375,000	4.000		12/01/30	1,489,139
Grand Valley MI State University Revenue Bonds Series 1998 (NPFG) (FGIC) (A+/A3)
205,000	5.500		02/01/18	205,693
Grand Valley MI State University Revenue Bonds Series A (A+/A1)(a)
1,595,000	5.000		12/01/28	1,880,840
Jenison MI Public Schools GO Bonds (Refunding) Series 2017 (NR/Aa3)
1,110,000	4.000		05/01/23	1,233,843
1,195,000	4.000		05/01/25	1,344,208
Marshall MI Public Schools District GO Bonds (Refunding) Series 2015 (Q-SBLF) (AA-/NR)(a)
1,380,000	4.000		11/01/28	1,502,986
Mattawan MI Consolidated School District GO Bonds Series I (Q-SBLF) (AA-/NR)(a)
750,000	5.000		05/01/26	900,727
Michigan State Finance Authority Revenue Bonds (Refunding-Beaumont Health Credit Group) Series 2015 (A/A1)
1,500,000	5.000		08/01/24	1,781,625
1,000,000	5.000	(a)	08/01/25	1,177,620
Michigan State Housing Development Authority Rental Housing Revenue Bonds Series B (GO of Authority) (AA/NR)
690,000	4.500		10/01/19	727,557
Michigan State Housing Development Authority Revenue Bond Series B (AA+/Aa2)(a)
1,750,000	3.000		06/01/29	1,744,872
Michigan State Housing Development Authority Revenue Bonds (Non-AMT) (Non-ACE) Series B (AA+/Aa2)(a)
2,360,000	2.500		12/01/26	2,358,702
Michigan State Housing Development Authority Revenue Bonds (Taxable-Refunding) Series B (AA/NR)
500,000	2.816		04/01/25	490,360
1,000,000	2.866		10/01/25	978,240
Michigan State Housing Development Authority Revenue Bonds Series A (AA/NR)
400,000	2.150		04/01/25	394,312
470,000	2.550	(a)	04/01/28	458,706
410,000	2.600	(a)	10/01/28	399,582

The accompanying notes are an integral part of these financial statements.	39

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2017

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Michigan – (continued)
Michigan State Housing Development Authority Single Family Home Ownership Revenue Bonds (Non AMT) Series A (GO of Authority) (AA+/NR)(a)
$ 320,000	4.750%	12/01/25	$338,941
Northwest Community Schools GO Bonds (School Building & Site) Series 2013 (AA-/NR)(a)
1,000,000	4.000	05/01/24	1,109,680
Saginaw Township MI Community School District (Refunding) Series 2015 (Q-SBLF) (NR/Aa1)(a)
750,000	4.000	05/01/28	828,795
South Redford MI School District GO Bonds (Refunding) Series 2014 (Q-SBLF) (AA-/NR)(a)
1,590,000	5.000	05/01/26	1,863,416
Warren Woods MI Public Schools GO Bonds (Refunding) Series 2015 (Q-SBLF) (AA-/NR)
1,480,000	5.000	05/01/24	1,760,179
Washtenaw MI Community College GO Bonds (Refunding) Series 2015 (NR/Aa1)
645,000	4.000	04/01/25	725,425
Wayne MI State University Revenue Bonds (Unrefunded-Refunding-General) Series A (A+/NR)(a)
1,670,000	5.000	11/15/24	1,793,747

			31,395,215

Minnesota – 0.5%
Minnesota State Municipal Power Agency Electric Revenue Bonds(Refunding) Series 2014 (NR/A2)
500,000	4.000	10/01/21	547,340
St. Paul MN Housing & Redevelopment Authority Health Care Facilities Revenue Bonds (Refunding-Healthpartners Obligated Group) Series A (A/A2)(a)
1,000,000	5.000	07/01/28	1,176,300

			1,723,640

Mississippi – 0.9%
Alcorn State University Educational Building Corp. (Refunding-Facilities) (Re-Financing Project) Series 2016 (NR/Aa2)(a)
1,560,000	4.000	09/01/33	1,677,671
Mississippi Home Corporation Homeownership Revenue Bonds Series A (GNMA/FNMA/FHLMC) (NR/Aaa)
20,000	2.700	06/01/18	20,179
Mississippi State Development Bank Special Obligation (Pearl Public School District) Series 2016 (NR/Aa3)(a)
600,000	4.000	04/01/34	637,422
660,000	4.000	04/01/35	699,164

			3,034,436

Missouri – 1.6%
Greene County MO GO Bonds Limited-Wilson Creek Marketplace NID Project (Refunding) Series A (NR/Aa2)(a)(e)
500,000	5.000	04/01/22	576,780

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Joplin Industrial Development Authority Health Facilities Revenue Bonds (Freeman Health Systems ) Series 2011 (A-/NR)
$ 1,490,000	4.250%		02/15/21	$1,531,392
St. Louis Community College District Certificates of Participation Series 2017 (AA/NR)(a)
3,155,000	4.000		04/01/32	3,414,720

				5,522,892

Nebraska – 0.9%
Douglas County NE Hospital Authority No. 2 Revenue Bonds (Health Facilities-Children’s Hospital Obligation Group) Series 2017 (NR/A1)(a)
1,000,000	5.000		11/15/34	1,163,200
Nebraska Public Power Generation Agency Revenue Bonds (Refunding) (Whelan Energy Center Unit 2) Series A (NR/A2)
1,750,000	5.000		01/01/23	2,023,052
Sarpy County NE Hospital Authority No.1 Revenue Bonds (Refunding-Nebraska Medicine) Series 2016 (AA-/NR)(a)
35,000	3.000		05/15/46	30,648

				3,216,900

Nevada(a) – 0.5%
Las Vegas Valley NV Water District GO Bonds (Refunding) Series B (AA/Aa1)
800,000	5.000		06/01/22	818,616
Washoe County NV Highway Revenue Bonds (Fuel Tax) Series 2013 (A+/A1)
1,000,000	5.000		02/01/29	1,046,630

				1,865,246

New Jersey – 6.2%
East Orange NJ GO Bonds (Refunding-Water Utilities) Series B (AGM) (AA/A2)
1,500,000	5.000		07/15/24	1,760,370
Middlesex County NJ Cops Certificates of Participation (Refunding) Series 2017 (AA+/NR)
500,000	4.000		06/15/27	567,885
500,000	4.000	(a)	06/15/28	561,945
760,000	4.000	(a)	06/15/29	846,602
Middlesex County NJ Cops Certificates of Participation (Refunding) Series 2017 (AA+/NR)
705,000	4.000		06/15/26	799,392
New Jersey Housing & Mortgage Finance Agency MF Conduit Revenue Bonds (Lexington Manor Apartments Project) Series B (NR/Aaa)
785,000	3.150		06/15/25	812,294
New Jersey State Certificates of Participation (Equipment Lease Purchase) Series A (BBB+/Baa1)(a)(e)
1,000,000	5.000		06/15/18	1,024,120
New Jersey State Economic Development Authority Revenue Bonds (School Facilities Construction) Series UU (BBB+/Baa1)(a)
1,750,000	5.000		06/15/28	1,917,913

40	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
New Jersey – (continued)
New Jersey State Higher Education Assistance Authority Student Loan Revenue Bonds (Refunding) Series 1A (AA/Aaa)(a)
$ 1,140,000	4.750%		12/01/23	$1,201,400
Passaic County NJ GO Bonds (Refunding-Taxable Pension) Series 2003 (AGM) (NR/Aa3)
100,000	5.750		02/15/21	107,965
Union City NJ GO Bonds (Refunding) Series 2017 (NR/Baa1)
1,575,000	5.000		11/01/20	1,721,412
1,830,000	5.000		11/01/22	2,076,794
Ventnor City NJ GO Bonds (Refunding) Series 2017 (AA-/NR)
1,470,000	4.000		12/01/22	1,626,335
1,530,000	4.000		12/01/23	1,710,861
1,570,000	4.000		12/01/24	1,768,589
690,000	4.000		12/01/26	780,190
705,000	4.000		12/01/27	798,702
730,000	4.000	(a)	12/01/28	818,038

				20,900,807

New York – 0.6%
Metropolitan Transportation Authority NY Revenue Bonds Series 2008 C (AA-/A1)
65,000	5.500		11/15/18	66,487
Monroe Country NY Development Corp. Revenue Bonds (Refunding John Fisher College) Series A (A-/NR)(a)
500,000	5.000		06/01/29	578,360
New York City Housing Development Corp. Revenue Bonds (Multi Family Development) Series G (AA+/Aa2)(a)
250,000	3.800		11/01/37	258,395
New York State Dormitory Authority Revenues Non Supported Debt Revenue Bonds (Refunding-Icahn School Medicine at Mount Sinai) Series A (A-/A3)(a)
1,000,000	5.000		07/01/27	1,177,920

				2,081,162

North Carolina – 0.9%
North Carolina State Medical Care Commission Revenue Bonds (Refunding-NC Baptist Hospital) (A/A2)(a)
1,190,000	5.000		06/01/22	1,294,815
Western Carolina University Revenue Bonds (Refunding-Limited Obligation-Student Housing) (A/NR)
200,000	2.000		06/01/20	202,014
420,000	3.000		06/01/21	436,065
330,000	4.000		06/01/22	359,958
350,000	4.000		06/01/23	385,616
480,000	4.000	(a)	06/01/25	519,883

				3,198,351

Ohio – 5.2%
Akron OH Certificates of Participation (Refunding-Municipal Baseball Stadium Project) Series 2013 (A+/NR)(a)
660,000	3.000		12/01/19	665,775
Akron OH GO Bonds (Refunding) (AA-/NR)(a)
545,000	5.000		12/01/26	648,474

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Ohio – (continued)
Hamilton County OH Sales Tax Revenue Bonds (Refunding) Series A (NR/A1)(a)
$ 2,000,000	5.000%		12/01/24	$2,257,420
Licking Heights OH Local School District GO Bonds (Refunding) Series C (NR/A1)
765,000	5.000		10/01/27	939,542
1,115,000	5.000	(a)	10/01/28	1,358,404
Mahoning County OH Career & Technical Center Board of Education Certificates of Participation (Refunding) Series 2017 (AA-/NR)(a)
630,000	4.000		12/01/26	696,131
650,000	4.000		12/01/27	712,901
665,000	4.000		12/01/28	725,741
500,000	4.000		12/01/29	543,310
Middletown OH GO Bonds (Refunding-Various Purpose) Series 2017 (NR/A1)
1,095,000	4.000		12/01/25	1,241,905
1,045,000	5.000		12/01/27	1,294,368
Ohio State Higher Educational Facility Commission Revenue Bonds (Xavier University-Refunding) Series C (BBB+/A3)(a)
1,000,000	5.000		05/01/27	1,160,310
1,000,000	5.000		05/01/28	1,150,770
750,000	5.000		05/01/29	857,618
Toledo OH Waterworks Revenue Bonds (Refunding-System) (AA-/Aa3)(a)
1,690,000	5.000		11/15/27	2,037,785
University of Toledo OH Revenue Bonds (Refunding-General Receipt) Series A (A/A1)(a)
700,000	4.000		06/01/35	731,164
700,000	4.000		06/01/36	727,685

				17,749,303

Pennsylvania – 6.7%
Butler County PA Hospital Authority Revenue Bonds (Refunding) Series 2015 (NR/Baa1)
500,000	5.000		07/01/25	583,260
450,000	5.000	(a)	07/01/26	519,183
490,000	5.000	(a)	07/01/27	562,662
Delaware County PA Authority University Revenue Bonds (Neumann University) (BBB/NR)
1,025,000	5.000		10/01/19	1,077,490
1,250,000	5.250	(a)	10/01/31	1,324,650
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds (Drexel University College Medicine) Series 2007 (NPFG) (A/A3)(a)(e)
1,250,000	5.000		11/01/17	1,250,000
Pennsylvania State Housing Finance Agency Single Family Mortgage Revenue Bonds (Refunding) Series 121 (AA+/Aa2)(a)
1,000,000	3.100		10/01/36	974,760
Pennsylvania State Housing Finance Agency Single Family Mortgage Revenue Bonds Series 113 (AA+/Aa2)
795,000	4.000		10/01/18	816,393

The accompanying notes are an integral part of these financial statements.	41

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2017

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Pennsylvania – (continued)
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds (Refunding-Subordinated) Series B (NR/A3)(a)
$ 1,500,000	5.000%		06/01/29	$1,747,635
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds Series B (A/A1)(a)
2,315,000	5.000		12/01/25	2,488,741
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds Series C (A/A1)(a)
500,000	5.000		12/01/26	593,845
Philadelphia PA Authority for Industrial Development City Agreement Revenue Bonds (Refunding-Central Library Project) Series B (A+/A2)
610,000	3.000		12/01/18	621,749
Philadelphia PA Authority for Industrial Development City Agreement Revenue Bonds (Refunding-Cultural & Commercial Corridors Programs) Series A (A+/A2)
2,000,000	4.000		12/01/18	2,059,920
Southcentral PA General Authority Revenue Bond (AICUP Financing Program-York College Of Pennsylvania Project) Series PP4 (A-/NR)(a)
915,000	5.000		11/01/31	1,062,388
State Public School Building Authority Revenue Bonds (Refunding-Montgomery County Community College) (NR/A1)(a)
1,065,000	5.000		05/01/29	1,254,762
Wayne County PA Hospital & Health Facilities Authority Revenue Bond (Memorial Hospital Project) Series A (AA-/NR)
550,000	4.000		07/01/25	619,173
520,000	4.000		07/01/27	588,578
400,000	5.000	(a)	07/01/28	484,140
500,000	4.000	(a)	07/01/33	530,475
Wilkes-Barre PA Finance Authority Revenue Bonds (Refunding-University of Scranton) Series A (A-/NR)
1,000,000	5.000		11/01/24	1,170,770
2,205,000	4.000	(a)	11/01/29	2,339,792

				22,670,366

Rhode Island – 0.9%
Rhode Island State Health & Educational Building Corp. Higher Education Facility Revenue Bonds (Bryant University Project) (A/A2)
950,000	5.000		06/01/21	1,062,309
Rhode Island State Health & Educational Building Corp. Public School Revenue Bonds Series G (AGM) (AA/A1)(a)
1,195,000	5.000		05/15/33	1,399,489
Rhode Island State Housing & Mortgage Finance Corp. Revenue Bonds (Home Funding) Series 4 (GNMA) (NR/Aa2)(a)
430,000	3.500		04/01/22	456,148

				2,917,946

South Carolina – 2.6%
Laurens County SC School District No. 055 Installment Purchase Revenue Bonds (Refunding) Series 2015 (A-/A2)
1,000,000	5.000		12/01/24	1,169,070

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
South Carolina – (continued)
Newberry Investing in Children’s Education SC Installment Purpose Revenue Bonds (Refunding- Newberry Co. School District) Series 2014 (A/A1)(a)
$ 2,925,000	5.000%		12/01/25	$3,459,222
Scago Educational Facilities Corp. for Colleton School District Revenue Bonds (Refunding) (A-/A3)(a)
1,000,000	5.000		12/01/26	1,182,250
Scago Educational Facilities Corp. for Pickens School District Revenue Bonds (Refunding) Series 2015 (A/A1)(a)
2,550,000	5.000		12/01/27	2,978,119

				8,788,661

South Dakota – 2.4%
South Dakota Housing Development Authority Revenue Bonds (Home Ownership Mortgage) Series D (AAA/Aaa)
980,000	2.700		05/01/25	1,006,137
South Dakota State Health & Educational Facilities Authority Revenue Bonds (Avera Health Issue) Series A (AA-/A1)(a)
1,000,000	5.000		07/01/25	1,107,910
South Dakota State Health & Educational Facilities Authority Revenue Bonds Series 2017 (NR/A1)
750,000	5.000		09/01/23	879,067
825,000	5.000		09/01/24	979,836
605,000	5.000		09/01/25	725,280
1,120,000	5.000	(a)	09/01/28	1,349,219
1,700,000	5.000	(a)	09/01/29	2,028,389

				8,075,838

Tennessee – 1.2%
Knox County Health Educational & Housing Facility Board Revenue Bonds (Refunding) (University Health Systems, Inc.) Series 2017 (BBB+/NR)
2,785,000	3.375		04/01/26	2,889,410
Tennessee Housing Development Agency Revenue Bonds Homeownership Program Series 1C (Non-AMT) (GO of Agency) (AA+/Aa1)(a)
670,000	3.500		07/01/27	694,529
Tennessee Housing Development Agency Revenue Bonds Residential Financing Program Series 1C (Non-AMT-Non ACE-Issue) (AA+/Aa1)(a)
480,000	4.050		01/01/38	495,993

				4,079,932

Texas – 6.7%
Arlington TX Higher Education Finance Corp. Revenue Bonds (Responsive Education Solutions) Series A (AAA/NR)
725,000	5.000		08/15/25	874,691
Arlington TX Higher Education Finance Corp. Revenue Bonds (Uplift Education) Series B (AAA/NR)(a)
540,000	4.000		12/01/30	588,422
485,000	4.000		12/01/32	524,275
Celina TX GO Bonds (Certificates of Obligation) (Waterworks & Sewer System) Series 2015 (AA-/A1)(a)
930,000	5.000		09/01/27	1,114,122
980,000	5.000		09/01/28	1,164,730

42	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Texas – (continued)
Clifton TX Higher Education Finance Corp. Revenue Bond (Refunding-Idea Public Schools) Series 2017 (AAA/NR)(a)
$ 2,500,000	4.000%	08/15/28	$2,814,425
Forney TX Independent School District GO Bonds (Refunding) Series 2015 (PSF-GTD) (AAA/Aaa)(a)
2,630,000	4.000	08/15/24	2,689,280
Houston County TX GO Bonds (Certificates of Obligation) (A/NR)(a)
235,000	5.000	02/15/20	237,606
Katy TX Independent School District GO Bonds (Refunding) Series A (AAA/Aaa)
300,000	5.000	02/15/25	365,730
Kyle TX GO Bonds (Refunding) Series 2015 (AA-/NR)(a)
1,000,000	4.000	08/15/26	1,124,840
Lower Colorado River Authority Revenue Bonds (Prerefunded-Refunding) (NR/NR)(a)(e)
5,000	5.625	05/15/19	5,331
Mansfield TX Independent School District GO Bonds (Refunding) Series A (PSF-GTD) (NR/Aaa)(a)
2,460,000	4.000	02/15/29	2,725,065
Nolan County TX Hospital District GO Bonds Series 2014 (NR/A3)(a)
1,025,000	5.000	08/15/27	1,163,447
North Texas Tollway Authority Revenue Bonds (Prerefunded 2016-Refunding-System First Tier) Series A (Assured Guaranty) (AA/A1)(a)(e)
225,000	5.750	01/01/18	226,748
North Texas Tollway Authority Revenue Bonds (Unrefunded 2016-Refunding-System First Tier) Series A (Assured Guaranty) (AA/A1)(a)
80,000	5.750	01/01/40	80,622
North TX Tollway Authority Revenue Bonds (Prerefunded-Refunding System) (First Tier) Series A (Assured Guaranty) (AA/A1)(a)(e)
295,000	5.750	01/01/18	297,292
Odessa TX GO Bonds (Refunding) Series 2015 (AA/Aa3)(a)
1,000,000	5.000	03/01/27	1,172,330
Port Arthur TX Independent School District GO Bonds (Refunding) Series E (NR/Aa3)(a)
2,500,000	4.000	02/15/32	2,717,925
Weslaco TX GO Bonds (Refunding) Series 2016 (AA-/NR)
2,295,000	5.000	02/15/24	2,699,723

			22,586,604

Utah(a) – 0.2%
Salt Lake City UT Airport Revenue Bonds Series B (A+/A2)
500,000	5.000	07/01/34	591,160

Vermont – 0.4%
Vermont Economic Development Authority Revenue Bonds (Central Vermont Public Service Corp.-Recovery Zone Facility) (NR/WR)
1,000,000	5.000	12/15/20	1,093,440

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Vermont – (continued)
Vermont State Student Assistance Corp. Education Loan Revenue Bonds Series A (AMT) (AA/NR)
$ 410,000	4.000%	06/15/20	$429,852

			1,523,292

Washington – 1.7%
COB Properties WA Lease Revenue Bonds (Bothell City Hall Project) Series 2014 (AA/NR)(a)
1,620,000	5.000	12/01/26	1,941,716
Grays Harbor County WA Public Utility District No. 1 Revenue Bonds (Refunding) Series A (A/A1)(a)
250,000	4.000	01/01/40	259,942
Washington Higher Education Facilities Authority Revenue Bonds Seattle University Project Series 2011 (Refunding) (A/NR)
560,000	5.000	05/01/18	570,461
Washington State Health Care Facilities Authority Revenue Bonds (Catholic Health Initiatives) Series D (BBB+/Baa1)(a)
500,000	6.000	10/01/23	520,755
Washington State Health Care Facilities Authority Revenue Bonds (Multicare Health System) Series A (AA-/Aa3)(a)
1,495,000	5.000	08/15/27	1,783,296
Washington State Housing Finance Commission Revenue Bonds (Refunding-Non-AMT-Single Family Program) Series 1N (NR/Aaa)(a)
775,000	3.450	12/01/30	787,129

			5,863,299

Wisconsin(a) – 0.6%
Wisconsin State Health & Educational Facilities Authority Revenue Bonds (Children’s Hospital of Wisconsin) (AA/Aa3)
1,000,000	5.000	08/15/21	1,031,940
Wisconsin State Health & Educational Facilities Authority Revenue Bonds (Refunding-Ascension Health Credit Group) Series A (AA+/Aa2)
1,000,000	4.000	11/15/34	1,052,460

			2,084,400

Wyoming – 0.1%
Lincoln County Building Corp. Lease Revenue Bonds Series 2012 (A+/NR)
305,000	3.000	05/01/18	307,669

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $312,049,205)			$320,329,243

The accompanying notes are an integral part of these financial statements.	43

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2017

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(f) – 5.8%
Repurchase Agreement – 5.8%
Fixed Income Clearing Corp.
$19,718,000	0.120%	11/01/17	$19,718,000
Maturity Value: $19,718,131
(Cost $19,718,000)

TOTAL INVESTMENTS – 100.5%
(Cost $331,767,205)			$340,047,243

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.5)%			(1,630,766)

NET ASSETS – 100.0%			$338,416,477

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.
(b)	Variable or floating rate security. Interest rate disclosed is that which is in effect at October 31, 2017.
(c)	Rate shown is that which is in effect on October 31, 2017. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
(d)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.
(e)	Prerefunded security. Maturity date disclosed is prerefunding date.
(f)	Repurchase agreement was entered into on October 31, 2017. This agreement was fully collateralized by $21,470,000 U.S. Treasury Bond, 2.500%, due 05/15/46 with a market value of $20,113,354.
Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGM	—Insuredby Assured Guaranty Municipal Corp.
AMBAC	—Insuredby American Municipal Bond Assurance Corp.
AMT	—AlternativeMinimum Tax
ETM	—Escrowto Maturity
FGIC	—Insuredby Financial Guaranty Insurance Co.
FHLMC	—FederalHome Loan Mortgage Corp.
FNMA	—FederalNational Mortgage Association
GNMA	—GovernmentNational Mortgage Association
GO	—GeneralObligation
NR	—NotRated
PSF-GTD	—Guaranteedby Permanent School Fund
Q-SBLF	—QualifiedSchool Bond Loan Fund
WR	—WithdrawnRating

PORTFOLIO COMPOSITION

	AS OF 10/31/2017	AS OF 10/31/2016

General Obligation	26.0%	20.6%
Lease	14.0	14.1
Hospital	13.1	11.5
Education	11.8	16.3
Limited Tax	7.1	5.4
Prerefunded/Escrow to Maturity	6.9	2.6
Transportation	5.9	9.1
Repurchase Agreement	5.8	0.8
Single Family Housing	3.2	6.2
Multi Family Housing	2.4	5.2
Student	1.5	2.8
Power	1.2	0.6
Not For Profit	0.8	1.4
Water/Sewer	0.6	1.8
Crossover	0.2	0.2
Investment Company	—	1.8

TOTAL INVESTMENTS	100.5%	100.4%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

44	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Performance Summary

October 31, 2017 (Unaudited)

The following is performance information for the Commerce Missouri Tax-Free Intermediate Bond Fund (“Missouri Tax-Free Intermediate Bond Fund”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund is not subject to a sales charge, so a sales charge is not applied to its total returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Performance Review
November 1, 2016 - October 31, 2017	Fund Total Return(a)	Index Total Return(c)	Index
Missouri Tax-Free Intermediate Bond Fund	1.70%	2.05%	Bloomberg Barclays 3-15 Year Blend Municipal Bond(c)

Standardized Average Annual Total Return through September 30, 2017(b)

Standardized Average Annual Total Return through September 30, 2017(b)	One Year	Three Years	Five Years	Ten Years
Missouri Tax-Free Intermediate Bond Fund(a)	0.61%	2.51%	1.93%	3.60%
Bloomberg Barclays 3-15 Year Blend Municipal Bond Index(c)	0.96%	2.83%	2.71%	4.42%

Missouri Tax-Free Intermediate Bond Fund 10 Year Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 2007 through October 31, 2017.

Average Annual Total Return through October 31, 2017	One Year	Three Years	Five Years	Ten Years
Missouri Tax-Free Intermediate Bond Fund(a)	1.70%	2.46%	1.97%	3.60%

Expense Ratios(d)
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Reimbursements)
Missouri Tax-Free Intermediate Bond Fund	0.66%	0.66%

(a)	Returns reflect any fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(b)	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. Current performance may be lower or higher than the total return figures in the above charts.

Returns reflect any fee waivers and expense reductions. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(c)	The Bloomberg Barclays Capital 3-15 Year Blend Municipal Bond Index is an unmanaged index comprised of investment-grade municipal securities ranging from 2 to 17 years in maturity. The Index figures do not reflect any deduction for fees, taxes or expenses.

(d)	The Fund’s expense ratios, both net (net of applicable fee waivers and/or expense reimbursements) and gross (before applicable fee waivers and/or expense reimbursements), set forth above are as of the most recent publicly available prospectus (March 1, 2017) for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Adviser has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses, excluding interest, taxes, acquired fund fees and expenses and extraordinary expenses. This agreement will remain in place through March 1, 2018. After this date, the Adviser or the Fund may terminate the contractual arrangement. If this occurs, the expense ratios may change without shareholder approval.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

October 31, 2017

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – 100.3%
Arizona(a) – 0.7%
Arizona Healthcare & Education Facilities Authority Revenue Bonds (Kirksville College) (A-/NR)
$1,000,000	5.000%		01/01/25	$1,067,150
Pinal City Arizona Unified School District No. 1 Florence School Improvement Project of 2006 GO Bonds Series C (A/NR)
1,215,000	5.150		07/01/24	1,247,939

				2,315,089

California – 1.5%
Burbank CA Unified School District GO Bonds Capital Appreciation Election of 1997 Series C (NPFG) (FGIC) (AA-/A3)(b)
2,000,000	0.000		07/01/27	1,562,620
California State Department of Veterans Affairs Home Purchase Revenue Bonds (Refunding) Series B (AA/Aa3)(a)
2,000,000	3.250		12/01/36	1,971,940
Washington CA Unified School District GO Bonds Capital Appreciation Election of 2004 (Yolo County) Series A (NPFG) (A+/A3)(b)
2,400,000	0.000		08/01/29	1,687,680

				5,222,240

Connecticut – 1.5%
Hamden CT GO Bonds Series B (A+/NR)
575,000	5.000		08/15/20	628,544
575,000	5.250		08/15/21	648,623
575,000	5.250		08/15/22	661,572
575,000	5.250		08/15/23	673,865
575,000	5.250		08/15/24	686,170
575,000	5.250	(a)	08/15/26	687,125
575,000	5.250	(a)	08/15/29	673,797
575,000	5.250	(a)	08/15/31	669,421

				5,329,117

Florida(a) – 0.6%
Orange County FL Tourist Development Tax Revenue Bonds Series A (AA-/Aa3)
2,000,000	4.000		10/01/33	2,166,780

Illinois – 2.5%
Illinois Finance Authority Revenue Bonds (OSF Healthcare System) Series 2016 (A/A2)(a)
2,500,000	3.250		05/15/39	2,251,000
Illinois Finance Authority Revenue Bonds (Refunding-Swedish Covenant) Series A (BBB/NR)(a)(c)
1,000,000	5.500		02/15/20	1,096,420
Illinois Housing Development Authority Revenue Bonds (Refunding Homeowner Mortgage) Series C (AA/Aa3)(a)
3,000,000	2.900		08/01/31	2,902,680
Kendall Kane & Will Counties IL Community Unit School District No. 308 Series 2014 (NR/Aa3)(a)
2,000,000	4.125		02/01/30	2,117,880

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Illinois – (continued)
Will County IL Community Unit School District No. 201 Crete-Monee GO Bonds (Capital Appreciation) Series 2004 (NPFG) (FGIC) (A/A3)(b)
$ 95,000	0.000%		11/01/19	$92,665

				8,460,645

Indiana(a) – 0.8%
Indiana Bond Bank Revenue Bonds (Special Program-Hendricks Regional Health) Series A (AA/NR)
500,000	5.500		02/01/29	526,585
Tri-Creek IN 2002 High School Building Corporation Revenue Bonds (Refunding) Series 2016 (AA+/NR)
2,000,000	4.000		07/15/34	2,121,980

				2,648,565

Iowa(a)(c) – 0.4%
Waterloo Community School District Infrastructure Sales & Services Tax Revenue Bonds (Refunding) Series A (A/NR)
1,245,000	5.250		07/01/19	1,329,299

Kansas(a) – 0.5%
Kansas Development Finance Authority Hospital Revenue Bonds (Refunding-Adventist Health Sunbelt Obligation Group) Series A (AA/Aa2)
1,500,000	5.000		11/15/32	1,684,350

Louisiana(a)(c) – 2.3%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (A/A2)
7,000,000	5.500		10/01/20	7,842,170

Michigan(a) – 2.3%
Michigan State Housing Development Authority Revenue Bonds (Non-ACE) Series B (AA+/Aa2)
1,705,000	2.950		12/01/28	1,705,750
Michigan State Housing Development Authority Revenue Bonds (Non-AMT) (Non-ACE) Series B (AA+/Aa2)
2,920,000	2.550		06/01/27	2,902,363
2,000,000	3.350		12/01/34	1,980,680
Michigan State Housing Development Authority Revenue Bonds Series A (AA/NR)
1,400,000	3.000		10/01/32	1,354,010

				7,942,803

Missouri – 83.3%
Arnold MO Certificates of Participation (A+/NR)
200,000	3.000		11/01/17	200,000
230,000	3.000		11/01/18	234,414
210,000	3.000	(a)(c)	11/01/18	214,030
225,000	3.625	(a)(c)	11/01/18	230,711
470,000	3.700	(a)(c)	11/01/18	482,276
225,000	3.800	(a)(c)	11/01/18	231,100
480,000	3.875	(a)(c)	11/01/18	493,368
250,000	4.000	(a)(c)	11/01/18	257,273

46	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Belton MO Certificates of Participation (A+/NR)(a)(c)
$ 500,000	5.125%	03/01/18	$506,780
500,000	5.250	03/01/18	506,985
Belton MO School District No. 124 Direct Deposit Program GO Bonds (Refunding) Series B (AA+/Aa1)(a)
150,000	4.000	03/01/21	151,505
Bi-State Development Agency MO Metro District Revenue Bonds (Refunding-Combined Lien) Series A (AA+/Aa2)(a)
1,000,000	5.000	10/01/33	1,150,340
Bi-State Development Agency MO Metro District Revenue Bonds (Refunding-St. Clair County Metrolink Project) (AGM) (AA/A2)
2,000,000	5.250	07/01/20	2,203,380
Boone County MO Hospital Revenue Bonds (NR/Baa1)(a)(c)
2,350,000	5.750	08/01/18	2,430,158
Boone County MO Hospital Revenue Bonds Series 2012 (NR/Baa1)
400,000	4.000	08/01/18	407,276
500,000	4.000	08/01/19	519,970
Branson MO Reorganized School District No. R-4 GO Bonds Series 2012 (A+/NR)(a)
2,000,000	4.000	03/01/27	2,141,040
Cape Girardeau County MO Industrial Development Authority Revenue Bonds (St. Francis Medical Center) Series A (A+/NR)(a)
750,000	5.000	06/01/26	840,180
Chesterfield MO Certificates of Participation (AMBAC) (NR/Aa1)
600,000	5.000	02/15/22	684,972
Clay County MO Public School District No. 53 Liberty GO Bonds (Refunding) Series 2016 (AA/NR)(a)
1,000,000	4.000	03/01/34	1,076,250
1,000,000	4.000	03/01/35	1,073,200
1,000,000	4.000	03/01/36	1,069,390
Clay County MO Public School District No. 53 Liberty School Building Direct Deposit Program GO Bonds (AA+/NR)(a)
1,280,000	5.000	03/01/25	1,295,885
Clayton MO Special Obligation Revenue Bonds (Build America Bonds) Series B (AA+/NR)(a)
810,000	5.200	12/01/23	848,240
Columbia MO Special Obligation Revenue Bonds (Refunding) Series 2015 (AA/NR)
495,000	5.000	02/01/18	499,891
470,000	5.000	02/01/19	492,875
Columbia MO Water & Electric Revenue Bonds (Refunding & Improvement System) Series 2015 (A+/NR)(a)
500,000	4.000	10/01/42	515,665
Duckett Creek MO Sewer District Revenue Bonds (Refunding-System) Series 2015 (NR/Aa3)
1,300,000	5.000	12/01/24	1,547,754
1,215,000	5.000	12/01/25	1,465,569

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Grain Valley MO Certificates of Participation (Refunding) (NR/NR)(a)
$ 200,000	5.000%		09/01/20	$200,396
Great Rivers Greenway Metropolitan Park & Recreation District (Gateway Arch Project) Series 2014 (A+/A1)(a)
1,000,000	5.000		12/30/26	1,169,270
Greene County MO GO Bonds Limited-Jamestown NID Project Series B (NR/Aa2)(a)(c)
4,280,000	5.000		04/01/22	4,937,237
Greenwood MO GO Build America Bonds Taxable Series B (AA-/NR)(a)
500,000	5.625		03/01/25	537,305
Hazelwood MO School District GO Bonds (Direct Deposit Program) (Refunding) Series A (AA+/NR)(a)
2,000,000	4.000		03/01/28	2,259,060
Higginsville MO Sewage Systems Revenue Bonds (Build America Bonds-Taxable Direct Payment to Issuer) (BB+/NR)(a)
500,000	5.924		10/01/30	507,085
I-470 & 350 Transportation Development District MO Sales Tax Revenue Bonds (Refunding & Improvement) (Radian) (AGC) (AA/A3)(a)
130,000	4.600		06/01/29	130,377
Independence MO School District (Refunding) (Direct Deposit Program) Series 2016 (AA+/NR)(a)
1,500,000	4.000		03/01/30	1,661,085
Independence MO School District Lease Certificates of Participation (Refunding) Series 2016 (A+/NR)
600,000	3.000		04/01/22	632,502
875,000	3.000		04/01/23	926,135
500,000	3.000		04/01/24	529,335
960,000	3.000	(a)	04/01/26	1,001,597
Jackson County MO Public Building Corp. Leasehold Revenue Bonds Series A (NPFG) (NR/Aa3)(a)
500,000	5.000		12/01/20	501,650
Jackson County MO Reorganized School District No. 7 Certificates of Participation Series 2016 (AA/NR)
500,000	4.000		05/01/24	559,995
900,000	4.000		05/01/25	1,014,723
700,000	4.000	(a)	05/01/27	783,916
630,000	4.000	(a)	05/01/29	695,848
675,000	4.000	(a)	05/01/30	740,691
Jackson County MO School District Hickman Mills C-1 Certificates of Participation (Energy Conservation Project) Series 2015 (A-/NR)(a)
475,000	3.000		04/15/28	476,102
575,000	3.250		04/15/30	578,996
550,000	3.300		04/15/31	552,222
700,000	3.375		04/15/32	697,214
Jackson County MO Special Obligation Revenue Bonds (Refunding-Truman Sports Complex Project) Series 2014 (NR/A1)(a)
1,000,000	5.000		12/01/25	1,183,360

The accompanying notes are an integral part of these financial statements.	47

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2017

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Jackson County MO Special Obligation Revenue Bonds (Right of Way Project) (NR/A1)(a)
$1,345,000	4.000%		12/01/26	$1,507,449
1,455,000	4.000		12/01/28	1,597,008
Jackson County MO Special Obligation Revenue Bonds (Truman Medical Center Projects) (NR/Aa3)
890,000	4.000		12/01/17	892,163
595,000	4.250	(a)	12/01/23	663,449
Jackson County MO Special Obligation Revenue Bonds (Truman Medical Control Project) Series B (NR/Aa3)
900,000	3.500		12/01/18	922,149
920,000	3.850		12/01/20	987,344
500,000	4.350	(a)	12/01/23	548,615
820,000	4.500	(a)	12/01/24	899,884
Jefferson City MO School District GO Bonds (Direct Deposit Program) Series 2017 (AA+/NR)(a)
1,750,000	4.000		03/01/30	1,933,785
Jefferson County MO Consolidated Public Water Supply District No. C-1 Waterworks Revenue Bonds (Refunding) (AA/NR)(a)
290,000	4.000		12/01/20	290,719
435,000	4.000		12/01/21	436,079
425,000	4.000		12/01/22	426,054
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Freeman Health System Project) (A-/NR)(a)
1,000,000	5.500		02/15/31	1,087,140
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Freeman Health System Project) Series 2014 (A-/NR)(a)
1,895,000	5.000		02/15/27	2,165,379
Kansas City MO GO Bonds (Refunding & Improvement) Series A (AA/Aa2)(a)
5,425,000	4.500		02/01/24	6,108,821
Kansas City MO Industrial Development Authority Revenue Bonds (AMBAC) (AA-/A1)(a)(c)
1,905,000	4.500		12/01/17	1,910,486
Kansas City MO Industrial Development Authority Revenue Bonds (Refunding & Downtown Redevelopment District) Series A (AA-/A1)(a)
2,130,000	5.500		09/01/29	2,397,656
Kansas City MO Sanitary Sewer System Revenue Bonds (Refunding) Series A (AA/Aa2)(a)
1,895,000	4.000		01/01/33	2,037,807
Kansas City MO Special Obligation Revenue Bonds (Arena Project) (Refunding & Improvement) Series C (AA-/A1)(a)(c)
1,000,000	5.500		04/01/18	1,018,490
Kansas City MO Special Obligation Revenue Bonds (Arena Project) (Refunding & Improvement) Series D (AA-/A1)(a)
50,000	6.431		04/01/18	50,422
Kansas City MO Special Obligation Revenue Bonds (Capital Appreciation) Series E (AA-/A1)(b)
4,465,000	0.000		02/01/18	4,450,265

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Kansas City MO Special Obligation Revenue Bonds (Downtown Streetcar Project) Series A (AA-/A1)(a)
$ 760,000	5.000%		09/01/31	$804,711
Kansas City MO Special Obligation Revenue Bonds (Refunding) Series C (AA-/A1)
1,000,000	5.000		09/01/27	1,222,520
1,000,000	5.000	(a)	09/01/31	1,186,940
Kansas City MO Special Obligation Tax Allocation (East Village Project) Series A (AA-/A1)(a)
500,000	5.000		04/15/31	537,220
Kirkwood MO Certificates of Participation (Build America Bonds-Taxable Direct Payment) (NR/Aa2)(a)
500,000	6.050		09/01/30	510,490
Kirkwood School District Educational Facilities Authority Leasehold Revenue Bonds (Refunding) (NR/Aa2)
1,860,000	5.000		02/15/20	2,010,102
1,700,000	5.000		02/15/21	1,890,621
Liberty MO Public School District No. 53 Lease Participation Certificates (Refunding) (School Board Association) Series 2016 (AA-/NR)(a)
1,040,000	3.000		04/01/27	1,074,372
Metropolitan St. Louis MO Sewer District Wastewater System Revenue Bonds Series A (AAA/Aa1)(a)
485,000	5.000		05/01/42	546,614
Missouri Development Finance Board Cultural Facilities Revenue Bonds (Nelson Gallery Foundation) Series A (AA-/NR)
1,000,000	5.000		12/01/20	1,105,610
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds (Refunding-Iatan 2 Project) Series A (NR/A2)(a)
3,115,000	5.000		01/01/31	3,564,868
Missouri School Board Association Lease Certificates of Participation for Liberty Public School District No. 53 (AA-/NR)(a)
400,000	4.000		04/01/28	425,092
425,000	5.000		04/01/31	471,763
475,000	5.000		04/01/32	526,841
500,000	5.000		04/01/33	553,025
500,000	5.000		04/01/34	551,920
Missouri State Board of Public Buildings Special Obligation (Refunding) Series A (AA+/Aa1)(a)
2,450,000	5.000		10/01/21	2,710,582
Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series A (AA+/Aa1)(a)
1,825,000	3.000		10/01/26	1,885,827
Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series B (AA+/Aa1)(a)
800,000	4.000		04/01/28	881,664
Missouri State Development Finance Board Cultural Facilities Revenue Bonds (Nilson Gallery Foundation) Series A (AA-/NR)
1,000,000	4.000		12/01/17	1,002,190

48	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Environmental Improvement & Energy Resources Authority Revenue Bonds (Tri-County Water Authority Project) (NR/Aa3)
$ 735,000	3.000%		01/01/20	$759,652
595,000	5.000	(a)	01/01/30	694,115
775,000	5.000	(a)	01/01/31	899,682
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (Unrefunded Balance-State Revolving Funds Program) Series B (GO of Authority) (NR/Aaa)(a)
380,000	5.125		01/01/18	381,307
5,000	5.000		01/01/22	5,017
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Bonds (Prerefunded-State Revolving Funds Programs) Series A (NR/NR)(a)(c)
310,000	5.500		01/01/19	325,578
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Bonds (Unrefunded-State Revolving Funds Programs) Series A (NR/Aaa)(a)
90,000	5.500		01/01/23	94,598
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (A.T. Still University of Health Sciences) Series 2011 (A-/NR)
525,000	4.000		10/01/18	538,025
545,000	4.000		10/01/19	572,299
400,000	3.500		10/01/21	424,804
1,850,000	5.250	(a)	10/01/41	2,058,976
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Kansas City University of Medicine And Biosciences) Series A (NR/A1)(a)
1,440,000	4.500		06/01/28	1,567,958
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Ranken Technical College) Series A (NR/A3)(a)(c)
1,000,000	5.125		11/01/19	1,078,260
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Refunding-Webster University Project) Series 2017 (NR/A2)(a)
1,590,000	4.000		04/01/33	1,678,086
1,345,000	4.000		04/01/34	1,412,842
1,395,000	4.000		04/01/35	1,460,760
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (University of Central Missouri) Series C (A+/NR)(a)
2,400,000	5.000		10/01/26	2,788,032
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Prerefunded-Cox Health) Series A (NR/NR)(a)(c)
1,880,000	5.125		11/15/18	1,957,531

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Refunding-Cox Health) Series A (NR/A2)(a)
$2,500,000	5.000%	11/15/35	$2,824,625
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Refunding-St. Luke’s Episcopal-Presbyterian Hospitals) Series B (A+/NR)(a)
1,000,000	5.000	12/01/33	1,148,790
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (St. Lukes Episcopal) Series 2011 (A+/NR)(a)
2,270,000	5.000	12/01/25	2,535,613
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Unrefunded-Cox Health) Series A (NR/A2)(a)
470,000	5.125	11/15/23	486,290
Missouri State Health & Educational Facilities Authority Health Facllities Revenue Bonds (Refunding-St. Luke’s Episcopal-Presbyterian Hospitals) Series B (A+/NR)(a)
1,375,000	5.000	12/01/31	1,592,841
Missouri State Health & Educational Facilities Authority Revenue Bonds (BJC Health System) Series 2014 (AA/Aa2)
1,000,000	5.000	01/01/18	1,006,570
Missouri State Health & Educational Facilities Authority Revenue Bonds (Children’s Mercy Hospital) Series 2009 (A+/NR)(a)
170,000	5.000	05/15/23	179,925
Missouri State Health & Educational Facilities Authority Revenue Bonds (Children’s Mercy Hospital) Series 2009 (NR/NR)(a)(c)
830,000	5.000	05/15/19	878,381
Missouri State Health & Educational Facilities Authority Revenue Bonds (Kansas City University of Medicine & Biosciences) Series A (NR/A1)(a)
950,000	5.000	06/01/34	1,100,309
1,100,000	5.000	06/01/37	1,263,218
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding & Improvement-Webster University Project) Series 2011 (NR/A2)(a)(c)
4,000,000	5.000	04/01/21	4,488,320
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding-Children’s Mercy Hospital) Series 2016 (A+/NR)(a)
1,250,000	4.000	05/15/33	1,314,700
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding-Lake Regional Health System) (BBB+/NR)
2,000,000	5.000	02/15/19	2,080,160
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding-The Children’s Mercy Hospital) Series 2016 (A+/NR)(a)
1,250,000	4.000	05/15/39	1,286,500

The accompanying notes are an integral part of these financial statements.	49

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2017

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Health & Educational Facilities Authority Revenue Bonds (SSM Health Care) Series B (A+/NR)(a)
$1,000,000	5.000%		06/01/21	$1,093,770
1,000,000	4.500		06/01/25	1,064,500
Missouri State Health & Educational Facilities Authority Revenue Bonds (St. Louis College of Pharmacy) Series B (BBB/NR)(a)
500,000	5.000		05/01/30	564,625
1,410,000	5.000		05/01/40	1,519,684
Missouri State Health & Educational Facilities Authority Revenue Bonds (St. Lukes Health System) Series A (AGM) (AA/A1)
1,000,000	5.000		11/15/19	1,075,980
Missouri State Health & Educational Facilities Authority Revenue Bonds (Variable-Ascension Health Senior Credit Group) Series C5-REMK (AA+/Aa2)(a)(d)(e)
1,740,000	0.920		11/15/26	1,740,000
Missouri State Health & Educational Facilities Authority Revenue Bonds (Variable-BJC Health System) Series A (AA/Aa2)(a)(d)(e)
3,500,000	0.900		05/15/38	3,500,000
Missouri State Housing Development Commission Multi Family Housing Revenue Bonds (Courthouse Apartments LLC) Series 2009-1 (FHA) (AA+/NR)(a)
610,000	5.250		07/01/42	630,484
Missouri State Housing Development Commission Multi Family Housing Revenue Bonds (Samantha Heights Apartments Project) Series 2 (FHA) (AA+/NR)(a)
500,000	4.375		07/01/30	520,910
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Homeownership Loan Program) Series B-2 (GNMA/FNMA/FHLMC) (AA+/NR)(a)
2,025,000	3.550		11/01/30	2,092,270
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Special Homeownership Loan Program Market Bonds) Series E-1 (GNMA/FNMA/FHLMC) (AA+/NR)(a)
150,000	3.950		05/01/21	156,809
185,000	3.950		11/01/21	193,233
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Special Homeownership Loan Program) (Non-AMT) Series E-4 (GNMA/FNMA/FHLMC) (AA+/NR)(a)
210,000	3.600		11/01/23	219,965
315,000	3.750		05/01/24	330,507
265,000	3.800		05/01/25	276,957
Missouri State University Auxiliary Enterprise System Revenue Bonds (Refunding) Series A (A+/A1)
1,170,000	4.000		04/01/19	1,215,782
2,835,000	4.000	(a)	04/01/26	3,060,893
Nodaway County MO Industrial Development Authority Educational Facilities Revenue Bonds (Variable-Northwest Foundation, Inc.) Series 2008 (AA-/NR)(a)(d)(e)
290,000	0.910		11/01/28	290,000

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
North Kansas City MO Levee District (Improvement) Series 2011 (A-/NR)
$ 275,000	3.000%		04/01/18	$277,252
280,000	3.000		04/01/19	287,403
265,000	3.250	(a)(c)	04/01/19	272,931
590,000	4.000	(a)(c)	04/01/19	613,848
790,000	4.500	(a)(c)	04/01/19	827,462
425,000	4.625	(a)(c)	04/01/19	445,897
445,000	4.750	(a)(c)	04/01/19	467,655
North Kansas City MO School District No. 74 Certificates of Participation Series 2015 (NR/Aa3)
540,000	3.000		09/01/18	548,678
Northwest Missouri State University Revenue Bonds (Housing System) (NR/A3)
1,535,000	2.000		06/01/19	1,551,271
2,750,000	4.000	(a)	06/01/26	2,933,590
2,925,000	4.000	(a)	06/01/27	3,107,227
1,000,000	4.000	(a)	06/01/28	1,054,760
O’Fallon MO Certificates of Participation (NPFG) (NR/Aa3)
1,000,000	5.250		11/01/18	1,040,840
O’Fallon MO Special Obligation Revenue Bonds Series 2012 (AA-/NR)(a)
1,135,000	4.000		11/01/22	1,245,152
OTC Public Building Corp. MO Build America Bonds Revenue Bonds Series 2010 (AGM) (AA/NR)(a)
1,000,000	6.400		03/01/30	1,071,330
OTC Public Building Corp. MO Leasehold Revenue Bonds (Refunding-Ozarks Technical Community College) (AGM) (AA/NR)
1,500,000	5.000		03/01/19	1,577,655
Ozark MO Certificates of Participation Series 2014 (A+/NR)(a)
500,000	5.000		09/01/44	551,980
Ozark MO Reorganized School District No. R-6 GO Bonds (Direct Deposit Program) (Refunding & Improvement) Series 2015 (AA+/NR)(a)
1,000,000	4.000		03/01/30	1,073,880
1,000,000	4.000		03/01/34	1,056,980
1,500,000	4.000		03/01/35	1,581,660
Platte County MO Industrial Development Authority Transportation Revenue Bonds (Refunding & Improvement-Zona Rosa Retail Project) (AA-/NR)(a)
435,000	5.000		12/01/18	436,436
850,000	5.000		12/01/20	852,898
Platte County MO R-3 School District Building Corp. Leasehold Revenue Bonds (School Project) (AA-/NR)(a)
1,000,000	4.000		04/01/23	1,093,380
550,000	4.000		04/01/28	593,103
800,000	4.000		04/01/29	860,240
1,475,000	4.000		04/01/30	1,582,218
Republic MO Special Obligation Revenue Bonds (A+/NR)
150,000	3.150		05/01/18	151,581
150,000	3.300	(a)(c)	05/01/18	151,692
250,000	3.500	(a)(c)	05/01/18	253,068

50	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Republic MO Special Obligation Revenue Bonds (A+/NR) – (continued)
$ 300,000	3.750	%(a)(c)	05/01/18	$304,053
325,000	3.875	(a)(c)	05/01/18	329,589
360,000	3.000		08/01/18	364,936
Rolla MO Certificates of Participation Series B (A+/NR)(a)
225,000	3.150		07/01/27	230,996
410,000	3.450		07/01/32	416,175
Saint Louis MO Airport Revenue Bonds (Lambert-St. Louis International Airport) Series 2005 (NPFG) (A/A3)
2,135,000	5.500		07/01/28	2,735,832
Saint Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series 2012 (AA+/NR)(a)
3,000,000	4.000		04/01/23	3,284,160
Saint Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series A (AA+/NR)(a)
1,300,000	4.000		04/01/23	1,423,136
Saint Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series B (AA+/NR)(a)
2,675,000	4.000		04/01/24	2,894,858
Springfield MO Public Building Corp. Leasehold Revenue Bonds (Taxable Improvement-Branson National Airport) (NR/Aa2)(a)
540,000	6.750		03/01/28	564,257
575,000	6.850		03/01/29	600,306
Springfield MO Public Utility Revenue Bonds (Refunding) Series 2015 (AA+/NR)(a)
1,310,000	4.000		08/01/31	1,436,939
Springfield MO Special Obligation Revenue Bonds (College Station Garage Project) Series A (NR/Aa3)(a)
190,000	4.500		11/01/18	190,000
530,000	4.500		11/01/19	530,000
610,000	4.500		11/01/20	610,000
645,000	4.750		11/01/21	645,000
685,000	4.750		11/01/22	685,000
Springfield MO Special Obligation Revenue Bonds (Heers Garage Project) Series B (NR/Aa3)(a)
385,000	4.750		11/01/21	385,000
405,000	4.750		11/01/22	405,000
Springfield MO Special Obligation Revenue Bonds (Refunding) Series A (NR/Aa2)
925,000	2.000		05/01/21	939,115
Springfield MO Special Obligation Revenue Bonds (Refunding) Series B (AMT) (NR/Aa2)
2,275,000	5.000		07/01/27	2,721,651
1,220,000	5.000	(a)	07/01/28	1,445,822
Springfield MO Special Obligation Revenue Bonds (Refunding) Series B (NR/Aa3)
1,305,000	2.000		05/01/20	1,322,213
1,335,000	2.000		05/01/21	1,355,372

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Springfield MO Special Obligation Revenue Bonds (Refunding) Series B (NR/Aa3) – (continued)
$1,000,000	4.000	%(a)	05/01/26	$1,089,470
1,405,000	4.000	(a)	05/01/27	1,523,146
Springfield MO Special Obligation Revenue Bonds (Sewer Systems Improvement Project) Series 2012 (NR/Aa2)
1,275,000	5.000		04/01/22	1,457,261
1,340,000	5.000	(a)	04/01/23	1,521,744
St. Charles County MO Public Water Supply District No. 2 Certificates of Participation (Refunding) Series 2016 (AA/NR)(a)
1,000,000	4.000		12/01/31	1,060,200
St. Charles MO Certificates of Participation Build America Bonds Series B (NR/Aa3)(a)
1,250,000	5.650		02/01/30	1,325,025
St. Charles MO Certificates of Participation Series 2012 (NR/A1)(a)
1,000,000	3.000		05/01/22	1,020,330
St. Joseph MO Industrial Development Authority Special Obligation Revenue Bonds (Refunding) (Sewer System Improvements Project) Series B (A+/NR)(a)
1,085,000	5.000		04/01/26	1,295,859
St. Louis County MO Community College District Certificates of Participation Series 2017 (NR/NR)(a)
1,000,000	4.000		04/01/35	1,065,400
2,000,000	4.000		04/01/36	2,119,100
2,515,000	4.000		04/01/37	2,656,418
St. Louis County MO Library District Certificates of Participation (AA/Aa2)(a)
1,855,000	4.000		04/01/25	2,059,532
1,930,000	4.000		04/01/26	2,125,007
2,010,000	4.000		04/01/27	2,196,910
St. Louis County MO Parkway School District No. C-2 GO Bonds (Refunding & Improvement) (AAA/NR)
400,000	3.250		03/01/19	411,216
St. Louis County MO Parkway School District No. C-2 GO Bonds Series B (AAA/NR)(a)
1,000,000	4.000		03/01/32	1,094,960
St. Louis County MO Regional Convention & Sports Complex Authority Revenue Bonds (Refunding-Convention & Sports Facilities) Series B (AA/NR)
875,000	5.000		08/15/20	959,000
St. Louis County MO Special School District Certificates of Participation (Lease) Series B (AA/NR)(a)
1,735,000	4.000		04/01/26	1,867,172
St. Louis MO Airport Revenue Bonds (Refunding-Lambert International Airport) Series 2012 (AMT) (A-/A3)(a)
1,280,000	5.000		07/01/23	1,430,170
St. Louis MO Junior College District Building Corp. Leasehold Revenue Bonds (Refunding) (AA/NR)
750,000	3.000		04/01/21	786,022
800,000	3.000		04/01/22	844,040
800,000	3.000	(a)	04/01/23	839,512

The accompanying notes are an integral part of these financial statements.	51

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2017

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
St. Louis MO Muni Finance Corp. (Refunding-Carnahan Court House) Series A (A/NR)
$2,710,000	5.000%		02/15/27	$3,280,753
St. Louis MO Municipal Finance Corporation Revenue Bonds Series A (A/NR)
1,320,000	5.000		04/15/25	1,574,760
1,390,000	5.000		04/15/26	1,676,799
St. Louis MO Municipal Finance Corporation Sales Tax Leasehold Revenue Bonds (Refunding) Series 2016 (A/NR)
1,000,000	5.000		02/15/24	1,167,990
2,595,000	4.000	(a)	02/15/35	2,719,897
St. Louis MO Special Administrative Board Transitional School District GO Bonds (Direct Deposit Program) (AA+/NR)(a)(c)
4,250,000	5.000		04/01/18	4,319,827
St. Peters MO Certificates of Participation (Refunding) Series 2013 (NR/A1)(a)
695,000	3.250		05/01/21	725,052
Stone County MO Reorganized School District No. 4 (Refunding-MO Direct Deposit Program) Series 2016 (AA+/NR)(a)
1,725,000	4.000		03/01/33	1,849,942
1,840,000	4.000		03/01/34	1,956,527
Truman MO State University Housing Society Revenue Bonds (Refunding-Revenue) Series 2016 (NR/A1)(a)
865,000	3.000		06/01/25	909,340
Truman State University MO Housing System Revenue Bonds (Refunding) (NR/A1)(a)
765,000	4.000		06/01/21	812,025
Valley Park MO School District Educational Facilities Authority Leasehold Revenue Bonds (Refunding) (A/NR)
345,000	3.000		03/01/18	347,267
360,000	3.000	(a)(c)	03/01/18	362,365
385,000	3.150	(a)(c)	03/01/18	387,722
700,000	3.300	(a)(c)	03/01/18	705,292
Wentzville MO Certificates of Participation (Refunding) Series 2015 (NR/Aa3)
1,160,000	4.000		08/01/25	1,308,828
1,000,000	4.000	(a)	08/01/26	1,119,220
Wentzville MO School District No. 4 (Refunding) (Direct Deposit Program) Series 2016 (NR/NR)(a)(b)
2,000,000	0.000		03/01/26	1,635,000
2,095,000	0.000		03/01/27	1,641,600
Wentzville MO School District No. 4 (Refunding) (Direct Deposit Program) Series 2017 (AA+/Aa1)(a)
1,700,000	4.000		03/01/29	1,909,695
Wentzville R-IV School District MO Lease Certificates of Participation (Refunding & Improvement Certificates) Series 2016 (NR/Aa3)(a)
1,810,000	4.000		04/01/32	1,933,207
1,800,000	4.000		04/01/33	1,911,438
1,800,000	4.000		04/01/34	1,902,870

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Wentzville R-IV School District MO Lease Certificates of Participation Series 2012 (NR/Aa3)
$ 560,000	3.000%		04/01/18	$564,564
1,270,000	3.250	(a)	04/01/21	1,300,429
Wentzville R-IV School District MO Lease Certificates of Participation Series 2015 (NR/Aa3)
565,000	5.000		04/01/24	665,802
990,000	4.000	(a)	04/01/25	1,101,048
Wright City MO Industrial Revenue Bonds (Variable-Watlow Process System, Inc.) Series 2002 (A+/NR)(a)(d)(e)
600,000	1.050		04/01/32	600,000

				286,789,077

New Jersey – 0.7%
Union City NJ GO Bonds (Refunding) Series 2017 (NR/Baa1)
2,100,000	5.000		11/01/21	2,343,432

North Dakota(a) – 1.2%
North Dakota State Housing Finance Agency Homeownership Revenue Bonds (Home Mortgage Finance Program) Series C (NR/Aa2)
2,310,000	2.600		07/01/28	2,262,368
1,895,000	3.150		01/01/36	1,836,122

				4,098,490

Ohio(a) – 0.7%
Ohio Housing Finance Agency RSDL Mortgage Revenue Bonds (Refunding) Series K (GNMA/FNMA/FHLMC) (NR/Aaa)
2,355,000	3.200		09/01/36	2,328,624

Pennsylvania(a) – 0.3%
Delaware County Authority University Revenue Bonds for Neumann University (BBB/NR)
1,000,000	5.000		10/01/25	1,083,560

Tennessee – 0.4%
Knox County Health Educational & Housing Facility Board Revenue Bonds (Refunding) (University Health Systems, Inc.) Series 2017 (BBB+/NR)
1,500,000	3.375		04/01/26	1,556,235

Wisconsin(a) – 0.6%
Wisconsin State Health & Educational Facilities Authority Revenue Bonds (Refunding-Ascension Health Credit Group) Series A (AA+/Aa2)
2,000,000	4.000		11/15/34	2,104,920

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $335,356,641)				$345,245,396

52	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(f) – 0.4%
Repurchase Agreement – 0.4%
Fixed Income Clearing Corp.
$1,481,000	0.120%	11/01/17	$1,481,000
Maturity Value: $1,481,010
(Cost $1,481,000)

TOTAL INVESTMENTS – 100.7%
(Cost $336,837,641)			$346,726,396

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.7)%			(2,435,167)

NET ASSETS – 100.0%			$344,291,229

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.
(b)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.
(c)	Prerefunded security. Maturity date disclosed is prerefunding date.
(d)	Variable rate security. The interest rate shown reflects the rate as of October 31, 2017.
(e)	Rate shown is that which is in effect on October 31, 2017. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
(f)	Repurchase agreement was entered into on October 31, 2017. This agreement was fully collateralized by $1,495,000 U.S. Treasury Bond, 2.875%, due 11/15/46 with a market value of $1,513,273.
Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGC	—Insuredby Assured Guaranty Corp.
AGM	—Insuredby Assured Guaranty Municipal Corp.
AMBAC	—Insuredby American Municipal Bond Assurance Corp.
AMT	—AlternativeMinimum Tax
FGIC	—Insuredby Financial Guaranty Insurance Co.
FHA	—Insuredby Federal Housing Administration
FHLMC	—FederalHome Loan Mortgage Corp.
FNMA	—FederalNational Mortgage Association
GNMA	—GovernmentNational Mortgage Association
GO	—GeneralObligation
NR	—Not Rated
Radian	—Insuredby Radian Asset Assurance

PORTFOLIO COMPOSITION

	AS OF 10/31/2017	AS OF 10/31/2016

Lease	25.8%	26.5%
General Obligation	17.0	14.7
Prerefunded/Escrow to Maturity	12.6	6.2
Hospital	11.3	13.4
Education	10.6	10.7
Limited Tax	7.5	7.8
Single Family Housing	6.1	6.6
Water/Sewer	4.3	4.5
Transportation	2.2	2.8
Power	1.0	1.8
Multi Family Housing	0.7	0.7
Not For Profit	0.6	0.6
Crossover	0.4	0.5
Repurchase Agreement	0.4	1.3
IDR/PCR	0.2	0.2
Investment Company	—	2.2

TOTAL INVESTMENTS	100.7%	100.5%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	53

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Performance Summary

October 31, 2017 (Unaudited)

The following is performance information for the Commerce Kansas Tax-Free Intermediate Bond Fund (“Kansas Tax-Free Intermediate Bond Fund”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund is not subject to a sales charge, so a sales charge is not applied to its total returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Performance Review
November 1, 2016 - October 31, 2017	Fund Total Return(a)	Index Total Return(c)	Index
Kansas Tax-Free Intermediate Bond Fund	1.09%	2.05%	Bloomberg Barclays 3-15 Year Blend Municipal Bond(c)

Standardized Average Annual Total Return through September 30, 2017(b)

Standardized Average Annual Total Return through September 30, 2017(b)	One Year	Three Years	Five Years	Ten Years
Kansas Tax-Free Intermediate Bond Fund(a)	0.07%	2.22%	1.90%	3.63%
Bloomberg Barclays 3-15 Year Blend Municipal Bond Index(c)	0.96%	2.83%	2.71%	4.42%

Kansas Tax-Free Intermediate Bond Fund Lifetime Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 2007 through October 31, 2017.

Average Annual Total Return through October 31, 2017	One Year	Three Years	Five Years	Ten Years
Kansas Tax-Free Intermediate Bond Fund(a)	1.09%	2.13%	1.94%	3.62%

Expense Ratios(d)
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Reimbursements)
Kansas Tax-Free Intermediate Bond Fund	0.71%	0.82%

(a)	Returns reflect any fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(b)	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. Current performance may be lower or higher than the total return figures in the above charts.

Returns reflect any fee waivers and expense reductions. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(c)	The Bloomberg Barclays 3-15 Year Blend Municipal Bond Index is an unmanaged index comprised of investment-grade municipal securities ranging from 2 to 17 years in maturity. The Index figures do not reflect any deduction for fees, taxes or expenses.

(d)	The Fund’s expense ratios, both net (net of applicable fee waivers and/or expense reimbursements) and gross (before applicable fee waivers and/or expense reimbursements), set forth above are as of the most recent publicly available prospectus (March 1, 2017) for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Adviser has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses, excluding interest, taxes, acquired fund fees and expenses and extraordinary expenses. This agreement will remain in place through March 1, 2018. After this date, the Adviser or the Fund may terminate the contractual arrangement. If this occurs, the expense ratios may change without shareholder approval.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

October 31, 2017

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 95.1%
Alabama(a) – 1.3%
City of Jasper AL GO Bonds (Warrants) Series 2017 (NR/A2)
$ 745,000	4.000%	05/01/29	$815,194
Homewood AL Educational Building Authority Revenue Bonds (Refunding Educational Facilities Samford University) Series A (NR/A3)
1,000,000	4.000	12/01/35	1,041,210

			1,856,404

Arizona(a) – 0.3%
Arizona Healthcare & Education Facilities Authority Revenue Bonds (Kirksville College) (A-/NR)
450,000	5.000	01/01/25	480,218

California(b) – 1.8%
Burbank CA Unified School District GO Bonds Capital Appreciation Election of 1997 Series C (NPFG) (FGIC) (AA-/A3)
670,000	0.000	07/01/27	523,478
San Marcos Unified School District GO Bonds (Capital Appreciation) (AA-/Aa3)
2,275,000	0.000	08/01/24	1,982,526

			2,506,004

Illinois – 1.3%
Illinois Finance Authority Revenue Bonds (OSF Healthcare System) Series 2016 (A/A2)(a)
1,500,000	3.250	05/15/39	1,350,600
Will County IL Community Unit School District No. 201 Crete-Monee GO Bonds (Capital Appreciation) Series 2004 (NPFG) (FGIC) (A+/A3)(b)
470,000	0.000	11/01/19	452,939
Will County IL Community Unit School District No. 201 Crete-Monee GO Bonds (Capital Appreciation) Series 2004 (NPFG) (FGIC) (A/A3)(b)
30,000	0.000	11/01/19	29,263

			1,832,802

Kansas – 80.7%
Allen County KS Public Building Community Revenue Bonds (Allen County Hospital Project) Series 2012 (A/NR)(a)
1,090,000	5.000	12/01/27	1,221,683
1,140,000	5.000	12/01/28	1,267,190
1,195,000	5.000	12/01/29	1,318,133
Blue Valley KS Recreation Commission Certificates of Participation (Recreation Facilities) (AGM) (AA/Aa2)(a)
800,000	4.000	10/01/27	888,088
Bourbon County KS Unified School District No. 234-Fort Scott GO Bonds Series 2014 (A/NR)
900,000	5.000	09/01/23	1,050,570
Butler County KS Unified School District No. 385 GO Bonds (Refunding-School Building) Series 2017 (AA-/Aa3)(a)
1,000,000	4.000	09/01/30	1,109,730
500,000	4.000	09/01/31	552,140

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Butler County KS Unified School District No. 490 GO Bonds (Refunding-School Building) Series A (AA-/NR)
$ 500,000	5.000%		09/01/18	$516,070
Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding — Bel Aire & Park City Project) Series 2017 (AGM) (AA/NR)
1,315,000	5.000		09/01/26	1,597,238
1,305,000	4.000	(a)	09/01/28	1,460,151
Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding) (AMBAC) (NR/WR)
1,000,000	5.250		09/01/24	1,147,970
City of Abilene KS Public Building Commission Revenue Bonds Series 2011 (AA-/NR)(a)
595,000	4.150		12/01/27	621,930
City of Manhattan KS Hospital Revenue Bonds (Refunding-Mercy Regional Hospital Center, Inc.) Series 2013 (A+/NR)(a)
2,000,000	5.000		11/15/29	2,226,640
City of McPherson KS Water System Revenue Bonds Series 2012 (Refunding) (A+/NR)
500,000	3.000		10/01/18	508,155
655,000	4.000		10/01/19	688,569
County of Shawnee KS Certificates of Participation First Responders Communications Projects Series 2012 (NR/Aa2)(a)
1,145,000	4.000		09/01/26	1,200,590
Cowley County KS Unified School District No. 470 Arkansas City GO Bonds (Refunding) (A/NR)(a)
235,000	4.000		09/01/18	235,529
Dodge City KS Revenue Bonds (Refunding & Improvement) Series B (A+/NR)
1,815,000	4.000		09/01/20	1,942,340
Finney County Unified School District No. 457 GO Bonds (Refunding) Series A (A+/NR)(a)
1,530,000	4.000		09/01/30	1,666,461
Franklin County KS Unified School District No. 290 GO Bonds Series A (NR/A1)(a)
1,720,000	5.000		09/01/32	2,010,697
750,000	5.000		09/01/40	860,160
Geary Country KS GO Bonds (Refunding) Series 2016 (A/NR)(a)
1,000,000	4.000		09/01/29	1,099,030
Johnson & Miami County KS Unified School District No. 230 GO Bonds (Refunding) Series 2016 (NR/Aa3)
1,000,000	3.000		09/01/18	1,015,660
1,000,000	5.000		09/01/26	1,219,090
1,000,000	3.500	(a)	09/01/30	1,049,600
Johnson & Miami County KS Unified School District No. 230 GO Bonds Series B (NR/Aa3)(a)
1,000,000	4.000		09/01/33	1,078,650
Johnson County KS Park & Recreation District Certificates of Participation Series A (NR/Aa2)(a)
1,000,000	4.000		09/01/23	1,099,380

The accompanying notes are an integral part of these financial statements.	55

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2017

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Johnson County KS Public Building Commission Lease Purchase Revenue Bonds (Refunding) Series C (AAA/Aaa)
$ 750,000	4.000%		09/01/18	$768,300
500,000	4.000		09/01/20	538,985
Johnson County KS Unified School District No. 229 GO Bonds Series A (AA+/Aaa)(a)
945,000	4.000		10/01/23	994,357
Johnson County KS Unified School District No. 231 GO Bonds (Improvement) Series 2013-A (AA-/NR)
2,395,000	5.000		10/01/22	2,775,853
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series A (AA-/NR)(a)
1,500,000	4.000		10/01/36	1,598,400
Johnson County KS Unified School District No. 233 GO Bonds (Refunding & Improvement) Series C (AA/Aa2)(a)
500,000	5.000		09/01/27	565,495
Johnson County KS Unified School District No. 233 GO Bonds (Refunding) Series B (AA/Aa2)(a)
1,000,000	4.000		09/01/31	1,092,460
Johnson County KS Unified School District No. 233 GO Bonds (Refunding) Series C (AA/Aa2)(a)
1,000,000	4.000		09/01/29	1,108,130
Johnson County KS Unified School District No. 512 Shawnee Mission GO Bonds (Refunding) Series A (NR/Aaa)(a)
1,000,000	4.000		10/01/35	1,079,470
Junction City KS GO Bonds (Refunding Water & Sewer System) Series B (A+/NR)(a)
825,000	5.500		09/01/36	928,991
Junction City KS GO Bonds (Refunding) Series A (A+/NR)
560,000	5.000		09/01/18	577,573
600,000	5.000	(a)	09/01/33	665,808
600,000	5.000	(a)	09/01/34	664,638
Kansas Development Finance Authority Hospital Revenue Bonds (Refunding-Adventist Health Sunbelt Obligation Group) Series A (AA/Aa2)(a)
1,500,000	5.000		11/15/32	1,684,350
Kansas Development Finance Authority Revenue Bonds (Prerefunded-Sister Leavenworth) Series A (NR/NR)(a)(c)
2,900,000	5.250		01/01/20	3,150,096
Kansas Development Finance Authority Revenue Bonds (Unrefunded-Sister Leavenworth) Series A (AA-/Aa3)(a)
440,000	5.250		01/01/25	475,116
Kansas Development Finance Authority Revenue Bonds (Wichita University Project) Series A (NR/Aa3)(a)
525,000	3.000		06/01/23	539,873
Kansas Development Finance Authority Revenue Bonds (Wichita University Union Corporation Student Housing Project) Series F-1 (NR/Aa3)(a)
1,000,000	5.000		06/01/24	1,115,630
790,000	5.250		06/01/42	873,945
Kansas Power Pool Electric Utility Revenue Bonds (Dogwood Energy Facilities) Series A (NR/A3)
500,000	5.000		12/01/19	536,455

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Kansas State Department of Transportation Highway Revenue Bonds Series 2015 (AAA/Aa2)(a)
$1,250,000	5.000%	09/01/29	$1,506,450
1,110,000	5.000	09/01/34	1,308,801
Kansas State Development Finance Authority Health Facilities Revenue Bonds (Hays Medical Center, Inc.) Series Q (NR/WR)(a)(c)
750,000	5.000	05/15/19	793,718
Kansas State Development Finance Authority Health Facilities Revenue Bonds (Stormont-Vail Healthcare) Series F (NR/A2)(a)
1,465,000	5.000	11/15/23	1,573,146
Kansas State Development Finance Authority Hospital Revenue Bonds (Adventist Health) (AA/Aa2)(a)
1,000,000	5.500	11/15/23	1,089,400
Kansas State Development Finance Authority Hospital Revenue Bonds (Adventist Health) Series D (AA/Aa2)(a)(c)
800,000	5.000	11/15/17	801,160
Kansas State Development Finance Authority Revenue Bonds (Department of Commerce) Series K (A+/A1)(a)
2,000,000	3.500	06/01/23	2,067,020
Kansas State Development Finance Authority Revenue Bonds (Health Facilities) Series F (NR/A2)(a)
1,000,000	5.000	11/15/26	1,068,950
Kansas State Development Finance Authority Revenue Bonds (Kansas Project) Series M-1 (A+/Aa3)(a)
1,500,000	5.000	11/01/20	1,609,995
2,000,000	5.000	11/01/27	2,142,960
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series E-1 (A+/Aa3)(a)
700,000	5.000	11/01/22	773,934
Kansas State Development Finance Authority Revenue Bonds (University Projects) Series A (A+/Aa2)(a)
2,000,000	4.000	03/01/31	2,144,280
Kansas State Development Finance Authority Revenue Bonds Series G (A+/Aa3)(a)
1,000,000	5.000	04/01/30	1,138,870
Leavenworth County KS Unified School District No. 453 GO Bonds (Refunding & Improvement) Series A (AGC) (NR/Aa3)(a)(c)
1,455,000	5.250	09/01/19	1,557,505
Leavenworth County KS Unified School District No. 458 GO Bonds (Refunding & Improvement) Series A (NR/Aa3)(a)(c)
1,415,000	5.250	09/01/19	1,520,035
Leavenworth County KS Unified School District No. 464 GO Bonds (Refunding & Improvement) Series B (NR/A1)(a)
500,000	4.000	09/01/26	538,400
Lyons KS Public Building Commission Revenue Bonds (A+/NR)(a)
315,000	5.000	10/01/23	323,133
Newton KS GO Bonds (Refunding) Series A (AA-/NR)(a)
1,555,000	3.000	09/01/27	1,604,589
1,180,000	3.000	09/01/28	1,205,995

56	The accompanying notes are an integral part of these financial statements.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Overland Park KS GO Bonds (Internal Improvement) Series A (AAA/Aaa)
$1,070,000	3.000%	09/01/19	$1,106,145
Pratt County KS Public Building Commission Revenue Bonds (AA-/NR)
300,000	5.000	12/01/19	322,515
400,000	5.000	12/01/20	442,372
Reno County KS Unified School District No. 313 GO Bonds Series A (NR/A2)(a)
1,930,000	4.000	09/01/26	2,080,057
Riley County KS Unified School District No. 383 GO Bonds (Refunding) Series 2016 (NR/Aa2)(a)
2,000,000	3.000	09/01/30	2,017,000
Sedgwick County KS Public Building Commission Revenue Bonds (Technical Education Complex Project) Series 2008-1 (NR/Aaa)(a)
1,000,000	5.250	08/01/26	1,029,260
Sedgwick County KS Unified School District No. 260 GO Bonds (Refunding) Series 2016 (NR/Aa3)
1,000,000	4.000	10/01/30	1,113,200
1,000,000	4.000	10/01/31	1,113,050
Sedgwick County KS Unified School District No. 261 GO Bonds (Unrefunded-Refunding & School Improvement) Series 2007 (AGM) (AA/NR)(a)
25,000	5.000	11/01/32	25,080
Sedgwick County KS Unified School District No. 261 GO Bonds Series 2016 (NR/Aa3)(a)
985,000	3.000	11/01/32	966,295
Sedgwick County KS Unified School District No. 262 GO Bonds (Refunding) Series 2015 (A+/NR)(a)
800,000	4.000	09/01/25	892,992
1,500,000	4.000	09/01/26	1,662,300
Sedgwick County KS Unified School District No. 262 GO Bonds Series 2016 (A+/NR)(a)
1,425,000	5.000	09/01/34	1,645,433
Sedgwick County KS Unified School District No. 265 GO Bonds (Refunding) Series B (NR/Aa3)(a)
1,300,000	4.000	10/01/29	1,448,330
Seward County KS Unified School District No. 480 GO Bonds (Refunding & Improvement) (A+/A1)(a)
1,000,000	5.000	09/01/23	1,154,400
Shawnee County KS Certificates of Participation (Refunding) Series B (NR/Aa2)
845,000	3.000	09/01/20	878,318
Shawnee County KS Certificates of Participation Health Agency Parks & Recreation Projects (NR/Aa2)
200,000	3.750	09/01/18	204,434
Shawnee County KS Certificates of Participation Series 2015 (NR/Aa2)(a)
485,000	4.000	09/01/30	527,079
1,000,000	4.000	09/01/31	1,082,360
1,065,000	5.000	09/01/32	1,244,996

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Shawnee County KS GO Bonds (Refunding) Series 2015 (NR/Aa1)
$ 435,000	3.000%	09/01/22	$463,823
450,000	3.000	09/01/23	478,985
490,000	3.000	09/01/25	519,498
Shawnee County KS Unified School District No. 345 Seaman GO Bonds (Commercial Mortgage Backed Securities-Refunding-Improvement) Series A (NR/Aa3)(a)(b)
2,000,000	0.000	09/01/23	1,783,120
Topeka KS Public Building Commission Revenue Bonds (Refunding 10th & Jackson Project) Series A (NPFG) (A+/A3)(a)
1,000,000	5.000	06/01/23	1,041,890
Topeka KS Public Building Commission Revenue Bonds (Refunding Department of Social and Rehabilitation Project) Series B (NPFG) (A+/A3)(a)
300,000	5.000	06/01/23	312,567
475,000	5.000	06/01/24	494,869
Washburn University KS Revenue Bonds Series 2014 (Refunding) (NR/A1)
435,000	3.000	07/01/20	453,949
460,000	3.000	07/01/22	491,390
Wichita KS Airport Authority Airport Facilities Revenue Bonds (Flightsafety International) Series A (NR/Aa2)(a)
2,000,000	0.930	11/01/31	2,000,000
Wichita KS GO Bonds (AMT-Airport) Series C (AA+/Aa1)
590,000	5.000	12/01/25	719,977
Wichita KS GO Bonds Series B (AMT) (AA+/Aa1)(a)
940,000	4.000	12/01/42	976,369
Wichita KS Water & Sewer Utility Revenue Bonds (Refunding) Series B (AA-/NR)(a)
415,000	4.000	10/01/26	463,792
Wyandotte County Kansas City KS Unified Government Utility System Revenue Bonds (Public Utilities) Series A (A+/A3)(a)
525,000	5.000	09/01/28	599,246
Wyandotte County Kansas City KS Unified Government Utility System Revenue Bonds Series A (BHAC) (AA+/Aa1)(a)(c)
1,000,000	5.000	03/01/19	1,051,360
Wyandotte County KS School District No. 500 GO Bonds (Refunding) (AA-/Aa2)
1,405,000	4.000	09/01/20	1,520,280
Wyandotte County KS Unified Government Utility System (Refunding & Improvement) Revenue Bonds Series 2011-A (A+/NR)
1,400,000	5.000	09/01/20	1,540,602
Wyandotte County-Kansas City Unified Government Special Obligation Revenue Bonds (Refunding-Sales Tax-KS International Speedway Corp. Project) Series 2014 (A+/NR)
400,000	5.000	12/01/17	401,264

			113,422,307

The accompanying notes are an integral part of these financial statements.	57

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2017

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Louisiana(a)(c) – 1.6%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (A/A2)
$2,000,000	5.500%	10/01/20	$2,240,620

Maryland(a) – 0.9%
Montgomery County MD Housing Opportunities Commission Manufacturing & Reconstruction Development Revenue Bonds Series A-1 (FHLMC) (NR/Aaa)
1,285,000	4.000	07/01/45	1,318,847

Massachusetts(a) – 0.1%
Massachusetts Educational Financing Authority Education Loan Revenue Bonds (Issue I) Series A (AA/NR)
180,000	5.300	01/01/30	188,681

Michigan(a) – 1.9%
Michigan State Housing Development Authority Revenue Bonds (Non-AMT) (Non-ACE) Series B (AA+/Aa2)
1,000,000	3.350	12/01/34	990,340
Michigan State Housing Development Authority, SF Mortgage Revenue Bonds (Non-ACE) Series B (AA+/Aa2)
1,665,000	2.900	06/01/28	1,666,415

			2,656,755

New Jersey – 0.8%
Union City NJ GO Bonds (Refunding) Series 2017 (NR/Baa1)
1,000,000	5.000	11/01/23	1,148,030

Ohio(a) – 1.0%
Hamilton County OH Sales Tax Revenue Bonds (Refunding) Series A (NR/A1)
1,200,000	5.000	12/01/24	1,354,452

Pennsylvania(a) – 0.5%
Delaware County Authority University Revenue Bonds for Neumann University (BBB/NR)
605,000	5.000	10/01/25	655,554

Tennessee – 0.4%
Knox County Health Educational & Housing Facility Board Revenue Bonds (Refunding) (University Health Systems, Inc.) Series 2017 (BBB+/NR)
500,000	3.375	04/01/26	518,745

Utah(a) – 1.2%
Unified Fire Service Area Local Building Authority Lease Revenue Bonds (Refunding) Series 2016 (NR/Aa2)
675,000	3.000	04/01/34	657,011
1,000,000	3.000	04/01/35	964,350

			1,621,361

Washington(a) – 0.6%
Washington State Health Care Facilities Authority Revenue Bonds (Overlake Hospital Medical Center) (A/A2)
750,000	5.250	07/01/25	817,747

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Wisconsin(a) – 0.7%
Wisconsin State Health & Educational Facilities Authority Revenue Bonds (Refunding-Ascension Health Credit Group) Series A (AA+/Aa2)
$1,000,000	4.000%	11/15/34	$1,052,460

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $129,718,292)			$133,670,987

Short-term Investment(d) – 5.6%
Repurchase Agreement – 5.6%
Fixed Income Clearing Corp.
$7,842,000	0.120%	11/01/17	$7,842,000
Maturity Value: $7,842,052
(Cost $7,842,000)

TOTAL INVESTMENTS – 100.7%
(Cost $137,560,292)			$141,512,987

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.7)%			(957,676)

NET ASSETS – 100.0%			$140,555,311

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.
(b)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.
(c)	Prerefunded security. Maturity date disclosed is prerefunding date.
(d)	Repurchase agreement was entered into on October 31, 2017. This agreement was fully collateralized by $7,905,000 U.S. Treasury Bond, 2.875%, due 11/15/46 with a market value of $8,001,623.
Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGC	—Insured by Assured Guaranty Corp.
AGM	—Insured by Assured Guaranty Municipal Corp.
AMBAC	—Insured by American Municipal Bond Assurance Corp.
AMT	—Alternative Minimum Tax
BHAC	—Berkshire Hathaway Assurance Corp.
FGIC	—Insured by Financial Guaranty Insurance Co.
FHLMC	—Federal Home Loan Mortgage Corp.
GO	—General Obligation
NR	—Not Rated
NPFG	—National Public Finance Guarantee.
WR	—Withdrawn Rating.

58	The accompanying notes are an integral part of these financial statements.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

PORTFOLIO COMPOSITION

	AS OF 10/31/2017	AS OF 10/31/2016

General Obligation	41.1%	40.0%
Lease	13.1	15.7
Hospital	11.1	14.4
Prerefunded/Escrow to Maturity	8.9	8.9
Repurchase Agreement	5.6	0.5
Education	5.5	5.0
Water/Sewer	4.6	2.4
Transportation	3.4	3.3
Limited Tax	1.9	2.0
Single Family Housing	1.9	0.9
Power	1.5	1.6
Crossover	1.1	1.3
Multi Family Housing	0.9	1.0
Student	0.1	0.2
Investment Company	—	2.1

TOTAL INVESTMENTS	100.7%	99.3%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	59

COMMERCE FUNDS

Statements of Assets and Liabilities

October 31, 2017

	Growth Fund	Value Fund	MidCap Growth Fund
Assets:
Investments at value (identified cost $85,463,029, $221,857,411, $123,750,726, $1,043,162,374, $98,011,071, $331,767,205, $336,837,641 and $137,560,292, respectively)	$117,243,028	$253,272,525	$150,612,874
Cash	339	—	277
Receivables:
Interest and dividends	43,302	380,664	23,118
Investments sold	—	1,195,789	—
Fund shares sold	188,799	140,624	293,010
Reimbursement from adviser	—	29,058	—
Other	1,886	6,155	2,369
Total Assets	117,477,354	255,024,815	150,931,648

Liabilities:
Due to custodian	—	360,883	—
Payables:
Investments purchased	—	—	—
Fund shares redeemed	12,707	3,729,222	238,508
Dividends	—	—	—
Advisory fees	39,068	66,127	63,368
Deferred trustee fees	42,949	51,397	26,433
Administrative fees	14,162	31,961	18,377
Accrued expenses	67,662	30,279	46,120
Total Liabilities	176,548	4,269,869	392,806

Net Assets:
Paid-in capital	79,029,546	195,266,282	113,523,999
Undistributed (distributions in excess of) net investment income	792,301	281,449	596,718
Accumulated net realized gain (loss)	5,698,960	23,792,101	9,555,977
Net unrealized gain on investments	31,779,999	31,415,114	26,862,148
Net Assets	$117,300,806	$250,754,946	$150,538,842

Shares Outstanding/Net Asset Value
Total shares outstanding, no par value (unlimited number of shares authorized):	3,532,206	7,594,645	3,721,041
Net asset value (net assets/shares outstanding)	$33.21	$33.02	$40.46

60	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Bond Fund	Short-Term Government Fund	National Tax-Free Intermediate Bond Fund	Missouri Tax-Free Intermediate Bond Fund	Kansas Tax-Free Intermediate Bond Fund

$1,075,926,975	$98,756,075	$340,047,243	$346,726,396	$141,512,987
706	956	105	162	82

6,913,440	331,190	3,682,471	3,260,991	1,341,750
1,646,200	—	—	—	—
994,069	160,257	177,031	183,525	217,440
—	20,042	—	—	14,562
20,466	1,956	6,026	6,307	2,497
1,085,501,856	99,270,476	343,912,876	350,177,381	143,089,318

—	—	—	—	—

2,578,038	—	4,328,038	3,965,660	1,665,000
1,515,697	19,427	291,572	973,045	452,901
2,124,349	82,466	557,690	608,688	221,293
338,557	41,873	101,698	103,045	54,382
263,440	44,914	79,026	91,592	33,864
132,325	12,143	41,744	42,525	17,252
231,452	58,213	96,631	101,597	89,315
7,183,858	259,036	5,496,399	5,886,152	2,534,007

1,050,891,791	103,279,734	329,205,546	338,449,860	137,205,953
(2,983,244)	(530,094)	397,583	132,432	44,075
(2,355,150)	(4,483,204)	533,310	(4,179,818)	(647,412)
32,764,601	745,004	8,280,038	9,888,755	3,952,695
$1,078,317,998	$99,011,440	$338,416,477	$344,291,229	$140,555,311

53,816,029	5,788,378	17,236,792	17,640,660	7,263,067
$20.04	$17.11	$19.63	$19.52	$19.35

The accompanying notes are an integral part of these financial statements.	61

COMMERCE FUNDS

Statements of Operations

For the Fiscal Year Ended October 31, 2017

	Growth Fund	Value Fund	MidCap Growth Fund
Investment Income:
Interest	$853	$1,261	$1,750
Dividends	1,641,755	9,638,207	1,764,269
Total Investment Income	1,642,608	9,639,468	1,766,019

Expenses:
Advisory fees	411,367	842,225	646,261
Administration fees	149,120	407,075	187,416
Custody and accounting fees	72,504	88,263	72,060
Transfer Agent fees	58,929	238,979	46,195
Professional fees	37,508	56,960	38,840
Shareowner servicing fees	21,597	309,761	3,894
Registration fees	21,091	51,076	22,299
Printing and mailing fees	8,859	45,601	10,819
Trustee fees	6,815	18,908	8,521
Other	17,070	28,702	18,146
Total Expenses	804,860	2,087,550	1,054,451
Less — expense reductions	—	(122,150)	—
Net Expenses	804,860	1,965,400	1,054,451
Net Investment Income	$837,748	$7,674,068	$711,568

Realized and unrealized gain (loss)
Net realized gain	5,773,825	23,926,269	9,592,177
Net change in unrealized gain (loss)	17,494,214	8,102,839	15,834,147
Net realized and unrealized gain (loss)	23,268,039	32,029,108	25,426,324
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$24,105,787	$39,703,176	$26,137,892

62	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Bond Fund	Short-Term Government Fund	National Tax-Free Intermediate Bond Fund	Missouri Tax-Free Intermediate Bond Fund	Kansas Tax-Free Intermediate Bond Fund

$38,181,207	$1,980,387	$9,217,306	$10,589,900	$3,912,272
220,312	—	6,104	7,769	2,886
38,401,519	1,980,387	9,223,410	10,597,669	3,915,158

3,926,036	502,872	1,162,592	1,194,002	619,591
1,523,101	146,624	471,304	489,521	194,545
215,827	86,532	127,128	129,244	86,848
107,640	33,457	32,490	47,649	29,116
161,229	37,875	62,052	70,114	48,312
745,794	26,681	42,255	124,912	41,593
54,300	20,746	28,356	25,229	24,182
79,622	8,159	18,259	20,341	8,144
69,712	6,730	21,548	22,431	8,919
81,234	17,965	31,733	32,799	19,859
6,964,495	887,641	1,997,717	2,156,242	1,081,109
—	(199,852)	—	—	(141,755)
6,964,495	687,789	1,997,717	2,156,242	939,354
$31,437,024	$1,292,598	$7,225,693	$8,441,427	$2,975,804

3,944,982	11,485	502,807	1,042,544	166,792
(11,359,534)	(1,115,495)	(2,583,269)	(4,090,046)	(1,759,653)
(7,414,552)	(1,104,010)	(2,080,462)	(3,047,502)	(1,592,861)
$24,022,472	$188,588	$5,145,231	$5,393,925	$1,382,943

The accompanying notes are an integral part of these financial statements.	63

COMMERCE FUNDS

Statements of Changes in Net Assets

	Growth Fund		Value Fund
	For the Fiscal Year Ended October 31, 2017	For the Fiscal Year Ended October 31, 2016	For the Fiscal Year Ended October 31, 2017	For the Fiscal Year Ended October 31, 2016
From Operations:
Net investment income	$837,748	$773,244	$7,674,068	$5,787,041
Net realized gain	5,773,825	4,432,533	23,926,269	5,763,828
Net change in unrealized gain (loss)	17,494,214	(1,505,203)	8,102,839	4,849,500
Net increase in net assets resulting from operations	24,105,787	3,700,574	39,703,176	16,400,369

Distributions to Shareholders:
From net investment income	(800,198)	(549,518)	(7,680,703)	(5,767,802)
From net realized gains	(4,420,499)	(7,404,370)	(5,514,193)	(20,357,319)
Total distributions to shareholders	(5,220,697)	(7,953,888)	(13,194,896)	(26,125,121)

From Share Transactions:
Proceeds from sales of shares	26,599,222	27,465,641	90,676,810	123,848,344
Reinvestment of distributions	1,941,511	2,666,415	7,749,125	14,302,366
Cost of shares redeemed	(18,351,791)	(13,098,534)	(148,162,603)	(54,238,488)
Net increase (decrease) in net assets resulting from share transactions	10,188,942	17,033,522	(49,736,668)	83,912,222
TOTAL INCREASE (DECREASE)	29,074,032	12,780,208	(23,228,388)	74,187,470

Net Assets:
Beginning of year	88,226,774	75,446,566	273,983,334	199,795,864
End of year	$117,300,806	$88,226,774	$250,754,946	$273,983,334
Undistributed (distributions in excess of) net investment income	$792,301	$759,792	$281,449	$328,440

64	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

MidCap Growth Fund		Bond Fund
For the Fiscal Year Ended October 31, 2017	For the Fiscal Year Ended October 31, 2016	For the Fiscal Year Ended October 31, 2017	For the Fiscal Year Ended October 31, 2016

$711,568	$526,050	$31,437,024	$32,032,983
9,592,177	4,945,850	3,944,982	3,838,215
15,834,147	(1,872,390)	(11,359,534)	13,997,148
26,137,892	3,599,510	24,022,472	49,868,346

(588,285)	(243,606)	(34,372,872)	(34,761,131)
(4,998,011)	(5,127,676)	(435,543)	(856,615)
(5,586,296)	(5,371,282)	(34,808,415)	(35,617,746)

40,488,721	48,550,416	239,610,970	270,561,550
924,138	1,230,493	8,830,850	10,206,297
(17,695,417)	(9,190,228)	(257,659,012)	(178,144,299)
23,717,442	40,590,681	(9,217,192)	102,623,548
44,269,038	38,818,909	(20,003,135)	116,874,148

106,269,804	67,450,895	1,098,321,133	981,446,985
$150,538,842	$106,269,804	$1,078,317,998	$1,098,321,133
$596,718	$522,315	$(2,983,244)	$(6,345,636)

The accompanying notes are an integral part of these financial statements.	65

COMMERCE FUNDS

Statements of Changes in Net Assets (continued)

	Short-Term Government Fund		National Tax-Free Intermediate Bond Fund
	For the Fiscal Year Ended October 31, 2017	For the Fiscal Year Ended October 31, 2016	For the Fiscal Year Ended October 31, 2017	For the Fiscal Year Ended October 31, 2016
From Operations:
Net investment income	$1,292,598	$1,198,101	$7,225,693	$6,901,610
Net realized gain (loss)	11,485	(28,056)	502,807	1,894,519
Net change in unrealized gain (loss)	(1,115,495)	(113,191)	(2,583,269)	2,585,510
Net increase in net assets resulting from operations	188,588	1,056,854	5,145,231	11,381,639

Distributions to Shareholders:
From net investment income	(1,664,495)	(1,592,309)	(7,161,970)	(6,897,317)
From net realized gains	—	—	(1,442,541)	—
Total distributions to shareholders	(1,664,495)	(1,592,309)	(8,604,511)	(6,897,317)

From Share Transactions:
Proceeds from sales of shares	30,963,212	36,539,855	64,048,861	71,841,884
Reinvestment of distributions	691,657	624,482	409,297	369,139
Cost of shares redeemed	(39,109,834)	(32,683,721)	(50,620,662)	(35,062,645)
Net increase (decrease) in net assets resulting from share transactions	(7,454,965)	4,480,616	13,837,496	37,148,378
TOTAL INCREASE (DECREASE)	(8,930,872)	3,945,161	10,378,216	41,632,700

Net Assets:
Beginning of year	107,942,312	103,997,151	328,038,261	286,405,561
End of year	$99,011,440	$107,942,312	$338,416,477	$328,038,261
Undistributed (distributions in excess of) net investment income	$(530,094)	$(437,047)	$397,583	$366,296

66	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Missouri Tax-Free Intermediate Bond Fund		Kansas Tax-Free Intermediate Bond Fund
For the Fiscal Year Ended October 31, 2017	For the Fiscal Year Ended October 31, 2016	For the Fiscal Year Ended October 31, 2017	For the Fiscal Year Ended October 31, 2016

$8,441,427	$8,029,279	$2,975,804	$2,802,701
1,042,544	786,985	166,792	167,931
(4,090,046)	1,385,232	(1,759,653)	382,123
5,393,925	10,201,496	1,382,943	3,352,755

(8,422,194)	(8,021,892)	(2,969,288)	(2,799,438)
—	—	—	—
(8,422,194)	(8,021,892)	(2,969,288)	(2,799,438)

64,752,420	70,464,440	28,250,300	33,667,785
1,125,126	1,140,600	293,726	324,635
(65,025,344)	(37,466,228)	(23,708,671)	(14,776,648)
852,202	34,138,812	4,835,355	19,215,772
(2,176,067)	36,318,416	3,249,010	19,769,089

346,467,296	310,148,880	137,306,301	117,537,212
$344,291,229	$346,467,296	$140,555,311	$137,306,301
$132,432	$99,165	$44,075	$37,559

The accompanying notes are an integral part of these financial statements.	67

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Year

		Income (loss) from investment operations			Distributions to shareholders
Year	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain	Total from investment operations	From net investment income	From net realized gains	Total distributions
GROWTH FUND
For the Fiscal Years Ended October 31,
2017	$27.83	$0.24	$6.77	$7.01	$(0.24)	$(1.39)	$(1.63)
2016	29.44	0.28	1.26	1.54	(0.21)	(2.94)	(3.15)
2015	34.95	0.23	2.37	2.60	(0.25)	(7.86)	(8.11)
2014	34.32	0.22	5.09	5.31	(0.19)	(4.49)	(4.68)
2013	28.81	0.25	6.49	6.74	(0.19)	(1.04)	(1.23)

VALUE FUND
For the Fiscal Years Ended October 31,
2017	$29.98	$0.87	$3.63	$4.50	$(0.87)	$(0.59)	$(1.46)
2016	31.65	0.77	1.58	2.35	(0.76)	(3.26)	(4.02)
2015	32.50	0.86	0.06	0.92	(0.85)	(0.92)	(1.77)
2014	29.83	0.78	2.69	3.47	(0.78)	(0.02)	(0.80)
2013	24.10	0.77	5.70	6.47	(0.74)	—	(0.74)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

68	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Net asset value, end of year	Total return(b)	Net assets at end of year (in 000s)	Ratio of net expenses to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income to average net assets	Portfolio turnover rate

$33.21	26.67%	$117,301	0.78%	0.78%	0.81%	34%
27.83	5.64	88,227	0.82	0.82	1.01	37
29.44	8.51	75,447	1.04	1.04	0.79	40
34.95	17.42	75,497	1.08	1.08	0.68	40
34.32	24.39	103,436	1.07	1.07	0.80	78

$33.02	15.29%	$250,755	0.70%	0.74%	2.73%	47%
29.98	8.48	273,983	0.70	0.74	2.61	41
31.65	2.88	199,796	0.70	0.73	2.70	33
32.50	11.76	237,325	0.70	0.71	2.50	18
29.83	27.27	158,742	0.66	0.66	2.84	34

The accompanying notes are an integral part of these financial statements.	69

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Year

		Income (loss) from investment operations			Distributions to shareholders
Year	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain	Total from investment operations	From net investment income	From net realized gains	Total distributions
MIDCAP GROWTH FUND
For the Fiscal Years Ended October 31,
2017	$34.64	$0.20	$7.43	$7.63	$(0.18)	$(1.63)	$(1.81)
2016	36.10	0.21	1.21	1.42	(0.12)	(2.76)	(2.88)
2015	38.82	0.16	2.39	2.55	(0.05)	(5.22)	(5.27)
2014	38.64	0.06	4.36	4.42	(0.11)	(4.13)	(4.24)
2013	33.38	0.16	8.32	8.48	(0.10)	(3.12)	(3.22)

BOND FUND
For the Fiscal Years Ended October 31,
2017	$20.22	$0.60	$(0.12)	$0.48	$(0.65)	$(0.01)	$(0.66)
2016	19.96	0.61	0.33	0.94	(0.66)	(0.02)	(0.68)
2015	20.43	0.64	(0.34)	0.30	(0.70)	(0.07)	(0.77)
2014	20.24	0.70	0.27	0.97	(0.78)	—	(0.78)
2013	20.99	0.77	(0.70)	0.07	(0.82)	—	(0.82)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

70	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Net asset value, end of year	Total return(b)	Net assets at end of year (in 000s)	Ratio of net expenses to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income to average net assets	Portfolio turnover rate

$40.46	23.03%	$150,539	0.82%	0.82%	0.55%	58%
34.64	4.24	106,270	0.87	0.87	0.62	39
36.10	7.02	67,451	1.03	1.03	0.44	50
38.82	12.58	64,835	1.05	1.05	0.15	43
38.64	27.92	65,621	1.09	1.09	0.45	75

$20.04	2.44%	$1,078,318	0.66%	0.66%	2.99%	26%
20.22	4.79	1,098,321	0.67	0.67	3.05	17
19.96	1.49	981,447	0.68	0.68	3.18	21
20.43	4.86	867,634	0.70	0.70	3.44	22
20.24	0.31	779,704	0.72	0.72	3.71	23

The accompanying notes are an integral part of these financial statements.	71

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Year

		Income (loss) from investment operations			Distributions to shareholders
Year	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
SHORT TERM GOVERNMENT FUND
For the Fiscal Years Ended October 31,
2017	$17.34	$0.22	$(0.17)	$0.05	$(0.28)	$—	$(0.28)
2016	17.43	0.21	(0.02)	0.19	(0.28)	—	(0.28)
2015	17.54	0.17	(0.04)	0.13	(0.24)	—	(0.24)
2014	17.78	0.24	(0.12)	0.12	(0.36)	—	(0.36)
2013	18.14	0.27	(0.23)	0.04	(0.40)	—	(0.40)

NATIONAL TAX-FREE INTERMEDIATE BOND FUND
For the Fiscal Years Ended October 31,
2017	$19.84	$0.43	$(0.12)	$0.31	$(0.43)	$(0.09)	$(0.52)
2016	19.54	0.43	0.30	0.73	(0.43)	—	(0.43)
2015	19.45	0.42	0.09	0.51	(0.42)	—	(0.42)
2014	19.27	0.54	0.32	0.86	(0.54)	(0.14)	(0.68)
2013	20.59	0.63	(1.07)	(0.44)	(0.63)	(0.25)	(0.88)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges. Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

72	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Net asset value, end of year	Total return(b)	Net assets at end of year (in 000s)	Ratio of net expenses to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income to average net assets	Portfolio turnover rate

$17.11	0.31%	$99,011	0.68%	0.88%	1.28%	21%
17.34	1.09	107,942	0.68	0.88	1.21	35
17.43	0.81	103,997	0.68	0.83	0.97	68
17.54	0.70	97,944	0.68	0.88	1.35	27
17.78	0.24	103,244	0.68	0.83	1.48	25

$19.63	1.62%	$338,416	0.61%	0.61%	2.22%	37%
19.84	3.76	328,038	0.62	0.62	2.17	27
19.54	2.63	286,406	0.64	0.64	2.16	36
19.45	4.59	266,001	0.67	0.67	2.81	74
19.27	(2.23)	247,975	0.66	0.66	3.18	37

The accompanying notes are an integral part of these financial statements.	73

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Year

		Income (loss) from investment operations			Distributions to shareholders
Year	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
MISSOURI TAX-FREE INTERMEDIATE BOND FUND
For the Fiscal Years Ended October 31,
2017	$19.68	$0.48	$(0.16)	$0.32	$(0.48)	$—	$(0.48)
2016	19.53	0.47	0.15	0.62	(0.47)	—	(0.47)
2015	19.52	0.47	0.01	0.48	(0.47)	—	(0.47)
2014	19.25	0.56	0.37	0.93	(0.56)	(0.10)	(0.66)
2013	20.39	0.61	(1.06)	(0.45)	(0.61)	(0.08)	(0.69)

KANSAS TAX-FREE INTERMEDIATE BOND FUND
For the Fiscal Years Ended October 31,
2017	$19.57	$0.43	$(0.22)	$0.21	$(0.43)	$—	$(0.43)
2016	19.46	0.42	0.11	0.53	(0.42)	—	(0.42)
2015	19.39	0.43	0.06	0.49	(0.42)	—	(0.42)
2014	18.90	0.50	0.53	1.03	(0.50)	(0.04)	(0.54)
2013	20.01	0.57	(0.98)	(0.41)	(0.56)	(0.14)	(0.70)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

74	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Net asset value, end of year	Total return(b)	Net assets at end of year (in 000s)	Ratio of net expenses to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income to average net assets	Portfolio turnover rate

$19.52	1.70%	$344,291	0.64%	0.64%	2.50%	15%
19.68	3.21	346,467	0.64	0.64	2.40	21
19.53	2.48	310,149	0.65	0.65	2.43	17
19.52	4.92	306,674	0.67	0.67	2.90	29
19.25	(2.29)	307,996	0.64	0.64	3.07	23

$19.35	1.09%	$140,555	0.70%	0.81%	2.22%	17%
19.57	2.74	137,306	0.70	0.81	2.14	11
19.46	2.57	117,537	0.70	0.83	2.21	13
19.39	5.51	105,395	0.70	0.87	2.63	26
18.90	(2.09)	103,733	0.70	0.83	2.91	22

The accompanying notes are an integral part of these financial statements.	75

COMMERCE FUNDS

Notes to Financial Statements

October 31, 2017

1. ORGANIZATION

The Commerce Funds (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of eight portfolios (individually, a “Fund” and collectively, the “Funds”): Growth Fund, Value Fund, MidCap Growth Fund, Bond Fund, Short-Term Government Fund, National Tax-Free Intermediate Bond Fund, Missouri Tax-Free Intermediate Bond Fund and Kansas Tax-Free Intermediate Bond Fund. Each of the Funds offers one class of shares (the “Shares”). Each Fund is registered as a diversified open-end management investment company, except the Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund, which are registered as non-diversified under the Act.

The Funds have entered into an Advisory Agreement with Commerce Investment Advisors, Inc. (the “Adviser” or “Commerce”), a subsidiary of Commerce Bank.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income is comprised of interest income, and dividend income. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date. Investment transactions are reflected on trade date with realized gains and losses on sales calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV’’) calculations. Distributions received from the Funds’ investments in United States (“U.S.”) real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT. For treasury inflation indexed securities, adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost.

For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities and excess or shortfall amounts are recorded as income.

C.  Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds based on each Fund’s average net assets and are accrued daily.

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Funds are not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

	Income Distribution		Capital Gains Distribution
Fund	Declared	Paid	Declared	Paid
Value	Quarterly	Quarterly	Annually	Annually
Growth and MidCap Growth	Annually	Annually	Annually	Annually
Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond	Daily	Monthly	Annually	Annually

COMMERCE FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as from net investment income, net realized gain or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including the Adviser’s assumptions in determining fair value measurement).

Changes in valuation approaches or techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Trust’s Board of Trustees has adopted valuation procedures (“Valuation Procedures”) that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Board of Trustees has delegated to Commerce day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, Commerce regularly performs price verifications and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or it is believed by the Adviser to not represent fair value, equity securities and exchange traded investment companies are valued at the last bid price. Investments in investment companies (other than those

COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2017

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

that are exchange traded) are valued at the NAV on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at their last sale price on the valuation date, or if no sale occurs, at the last bid price. Such investments are generally classified as Level 2 of the fair value hierarchy.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in characteristics such as rating, interest rate and maturity date, to determine current value. Government obligations that mature in sixty days or less shall be valued at the market price. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i.  Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Collateralized mortgage-backed securities (“CMOs”) may exhibit even more price volatility and interest rate risk than other mortgage-backed securities. They may lose liquidity as CMO market makers may choose not to repurchase, or may offer prices, based on current market conditions, that are unacceptable to a Fund based on the Adviser’s analysis of the market value of the security.

ii.  Treasury Inflation Indexed Securities — These are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

Short Term Investments — Short-term investments, except for Government obligations, having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. Government obligations maturing in less than 60 days shall be valued at their market price. With the exception of treasury securities, which are generally classified as Level 1, these investments are classified as Level 2 of the fair value hierarchy.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated subcustodians under tri-party repurchase agreements.

COMMERCE FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation, of the transaction, income payments, and events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

B.  Level 3 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 3 are as follows:

To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if Commerce believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under valuation procedures approved by the Trust’s Board of Trustees. Commerce, consistent with the Funds’ procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events that could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buyouts; ratings downgrades; and bankruptcies.

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of October 31, 2017:

GROWTH
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$115,870,028	$—	$—
Repurchase Agreement	—	1,373,000	—
Total	$115,870,028	$1,373,000	$—

VALUE
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$247,303,025	$—	$—
Exchange Traded Fund	5,969,500	—	—
Total	$253,272,525	$—	$—

MIDCAP GROWTH
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$145,576,773	$—	$—
Exchange Traded Fund	2,692,101	—	—
Repurchase Agreement	—	2,344,000	—
Total	$148,268,874	$2,344,000	$—

COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2017

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$166,098,029	$—
Municipal Bond Obligations	—	69,971,951	—
Mortgage-Backed Obligations	—	274,702,413	—
Corporate Obligations	—	481,544,051	—
Foreign Debt Obligations	243,886	—	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	52,795,970	14,689,421	—
Investment Company	5,374,254	—	—
Repurchase Agreement	—	10,507,000	—
Total	$58,414,110	$1,017,512,865	$—

SHORT-TERM GOVERNMENT
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$3,228,174	$—
Mortgage-Backed Obligations	—	27,051,687	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	24,335,900	41,155,314	—
Repurchase Agreement	—	2,985,000	—
Total	$24,335,900	$74,420,175	$—

NATIONAL TAX-FREE INTERMEDIATE BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$320,329,243	$—
Repurchase Agreement	—	19,718,000	—
Total	$—	$340,047,243	$—

MISSOURI TAX-FREE INTERMEDIATE BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$345,245,396	$—
Repurchase Agreement	—	1,481,000	—
Total	$—	$346,726,396	$—

COMMERCE FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

KANSAS TAX-FREE INTERMEDIATE BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$133,670,987	$—
Repurchase Agreement	—	7,842,000	—
Total	$—	$141,512,987	$—

For further information regarding security characteristics, see the Schedule of Investments.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Advisory Agreement — Pursuant to the terms of the Advisory Agreement, the Adviser is responsible for managing the investments and making investment decisions for each of the Funds. For these services and for assuming related expenses, the Adviser is entitled to a fee, accrued daily and payable monthly, at the contractual annual rate of the corresponding Fund’s average daily net assets. The contractual advisory fees for the Funds are as follows:

	Contractual Advisory Fees
Fund	First $100 million	Next $100 million	Over $200 million
Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond	0.50%	0.35%	0.25%
	First $400 million	Next $300 million	Over $700 million
Bond	0.50%	0.35%	0.25%
	First $200 million		Over $200 million
MidCap Growth	0.50%		0.40%

The contractual advisory fees for the Growth and Value Funds are 0.40% and 0.30% of the Funds’ average daily net assets, respectively.

For the fiscal year ended October 31, 2017, the effective advisory fees were 0.40%, 0.30%, 0.50%, 0.37%, 0.50%, 0.36%, 0.35% and 0.46%, for the Growth, Value, MidCap Growth, Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds, respectively.

B.  Administration Agreements — Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (formerly Goldman, Sachs & Co.) (“Goldman Sachs”), and Commerce, serve as Co-Administrators of the Trust pursuant to a Co-Administration Agreement. Under the Co-Administration Agreement, GSAM and Commerce administer the Trust’s business affairs. As compensation for the services rendered under the Co-Administration Agreement, GSAM and Commerce are entitled to a fee, accrued daily and payable monthly, at the contractual annual rate of the corresponding Fund’s average daily net assets. Pursuant to the Co-Administration Agreement, the Funds pay an aggregate administrative fee at the annual rate of 0.145%, allocated as follows: (1) for each Fund, Commerce is entitled to receive 0.12% of each Fund’s average daily net assets; and (2) for each Fund, GSAM is entitled to receive 0.025% of each Fund’s average daily net assets. State Street Bank and Trust Company (“State Street”) also provides certain enhanced accounting and administrative services to the Funds

COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2017

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

pursuant to an Amended and Restated Enhanced Accounting and Administrative Services Agreement which services include, among other things, certain financial reporting, daily compliance and treasury services.

C.  Distribution Agreement — The Commerce Funds’ shares are offered on a continuous basis through Goldman Sachs, which acts as Distributor under the Distribution Agreement with The Commerce Funds. Goldman Sachs does not receive compensation from the Funds for these services.

D.  Other Agreements — The Adviser has contractually agreed to waive fees and/or reimburse expenses (excluding interest, taxes, acquired fund fees and expenses, and extraordinary expenses) for all Funds (except the MidCap Growth Fund) to the extent that such expenses exceeded, on an annualized basis, 1.00%, 0.70%, 0.80%, 0.68%, 0.70%, 0.70% and 0.70% of the average net assets of the Growth, Value, Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds, respectively. This agreement will remain in place through March 1, 2018. After this date, the Adviser or a Fund may terminate the contractual arrangement. In addition, the Funds are not obligated to reimburse the Adviser for prior fiscal year expense reimbursements, if any. Expense reimbursements, if any, are accrued daily and paid monthly and are disclosed in the Statements of Operations for the fiscal year ended October 31, 2017.

Pursuant to a Shareholder Administrative Services Plan adopted by the Trust’s Board of Trustees, the Funds may enter into agreements with service organizations, such as banks and financial institutions, which may include affiliates of the Adviser (“Service Organizations”), under which they will render shareholder administration support services. Servicing agreements entered into by the Funds will provide that the Service Organizations will render shareholder administrative support services to their customers who are the beneficial owners of shares of the Funds in consideration for a Fund’s payment of up to 0.15% (on an annualized basis) of the average daily net asset value of the shares of the Fund beneficially owned by such customers and held by the Service Organizations. Certain shareholder agreements entered into before December 1, 2015 may provide for payments of up to 0.25% of the average daily net asset value of the shares of the Fund beneficially owned by customers and held by a Service Organization. For the fiscal year ended October 31, 2017, Commerce Bank an affiliate of the Adviser, received $436,340 in shareowner servicing fees.

E.  Deferred Compensation Plan — Certain Trustees participate in a Deferred Compensation Plan, as amended and restated (the “Plan”), which allows eligible non-affiliated Trustees as described in the Plan to defer the receipt of all or a portion of the Trustees’ fees payable. Under the Plan, such Trustees have deferred fees treated as if they had been invested by The Commerce Funds in the shares of one or more Funds of the Trust. All amounts payable to the Trustees under the Plan are determined based on the performance of such Funds and are accrued monthly.

5. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the fiscal year ended October 31, 2017, were as follows:

Fund	Purchases of U.S. Government and Agency Obligations	Purchases (Excluding U.S. Government and Agency Obligations)	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities (Excluding U.S. Government and Agency Obligations)
Growth	$—	$40,608,911	$—	$34,966,245
Value	—	128,018,847	—	178,522,474
MidCap Growth	—	93,920,803	—	73,940,973

COMMERCE FUNDS

5. PORTFOLIO SECURITIES TRANSACTIONS (continued)

Fund	Purchases of U.S. Government and Agency Obligations	Purchases (Excluding U.S. Government and Agency Obligations)	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities (Excluding U.S. Government and Agency Obligations)
Bond	$45,429,456	$220,162,298	$36,189,262	$245,263,114
Short-Term Government	7,091,213	14,131,724	19,134,282	12,286,120
National Tax-Free Intermediate Bond	—	116,593,559	—	117,437,941
Missouri Tax-Free Intermediate Bond	—	55,568,471	—	49,029,374
Kansas Tax-Free Intermediate Bond	—	22,505,292	—	21,852,200

6. TAX INFORMATION

The tax character of distributions paid during the fiscal year ended October 31, 2017 was as follows:

	Growth	Value	MidCap Growth	Bond
Distributions paid from:
Ordinary income	$1,045,003	$8,986,993	$588,285	$34,374,764
Net long-term capital gains	4,175,694	4,207,903	4,998,011	433,651
Total taxable distributions	$5,220,697	$13,194,896	$5,586,296	$34,808,415

	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Distributions paid from:
Ordinary income	$1,664,495	$1,050,226	$14,462	$2,225
Net long-term capital gains	—	776,499	—	—
Total taxable distributions	1,664,495	1,826,725	14,462	2,225
Total tax-exempt income distributions	$—	$6,777,786	$8,407,732	$2,967,063
The tax character of distributions paid during the fiscal year ended October 31, 2016 was as follows:
	Growth	Value	MidCap Growth	Bond
Distributions paid from:
Ordinary income	$874,215	$7,044,838	$215,141	$35,578,153
Net long-term capital gains	7,079,673	19,080,283	5,156,141	39,593
Total taxable distributions	$7,953,888	$26,125,121	$5,371,282	$35,617,746

	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Distributions paid from:
Ordinary income	$1,592,309	$30,774	$17,168	$29,580
Total taxable distributions	1,592,309	30,774	17,168	29,580
Total tax-exempt income distributions	$—	$6,866,543	$8,004,724	$2,769,858

COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2017

6. TAX INFORMATION (continued)

As of October 31, 2017, the components of accumulated earnings (losses) on a tax basis were as follows:

	Growth	Value	MidCap Growth	Bond
Undistributed ordinary income — net	$1,685,311	$328,386	$2,373,111	$2,723,760
Undistributed long-term capital gains	4,881,298	24,048,426	7,847,858	—
Total undistributed earnings	$6,566,609	$24,376,812	$10,220,969	$2,723,760
Capital loss carryforward	—	—	—	(2,355,150)
Timing differences (distributions payable, deferred compensation)	(30,534)	(46,940)	(24,491)	(2,335,192)
Unrealized gains (losses) — net	31,735,185	31,158,792	26,818,365	29,392,789
Total accumulated gains (losses) — net	$38,271,260	$55,488,664	$37,014,843	$27,426,207

	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Undistributed ordinary income — net	$39,706	$—	$—	$—
Undistributed tax-exempt income	—	986,871	711,537	267,728
Undistributed long-term capital gains	—	533,310	—	—
Total undistributed earnings	$39,706	$1,520,181	$711,537	$267,728
Capital loss carryforward	(4,483,204)	—	(4,179,816)	(647,412)
Timing differences (distributions payable, deferred compensation)	(106,163)	(608,362)	(665,364)	(243,134)
Unrealized gains (losses) — net	281,367	8,299,112	9,975,012	3,972,176
Total accumulated gains (losses) — net	$(4,268,294)	$9,210,931	$5,841,369	$3,349,358

	Bond	Short-Term Government	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Capital loss carryforwards:(1)(2)
Expiring 2018	$—	$(460,436)	$—	$—
Expiring 2019	—	(375,119)	—	—
Perpetual Short-term	—	(341,974)	(259,714)	(118,726)
Perpetual Long-term	(2,355,150)	(3,305,675)	(3,920,102)	(528,686)
Total capital loss carryforwards:	$(2,355,150)	$(4,483,204)	$(4,179,816)	$(647,412)

(1)	Expiration occurs on October 31 of the year indicated. Short-Term Government Fund had a capital loss carry forward of $400,692 that expired in the current fiscal year.

(2)	The Missouri Tax-Free Intermediate Bond Fund utilized $1,028,510 of capital losses in the current fiscal year.

As of October 31, 2017, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Growth	Value	MidCap Growth	Bond
Tax Cost	$85,507,843	$222,113,733	$123,794,509	$1,046,534,186
Gross unrealized gain	32,378,208	39,434,951	28,440,500	34,481,889
Gross unrealized loss	(643,023)	(8,276,159)	(1,622,135)	(8,089,100)
Net unrealized security gain	$31,735,185	$31,158,792	$26,818,365	$29,392,789

COMMERCE FUNDS

6. TAX INFORMATION (continued)

	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Tax Cost	$98,474,708	$331,748,131	$336,751,384	$137,540,811
Gross unrealized gain	2,014,172	8,835,117	11,047,440	4,396,083
Gross unrealized loss	(1,732,805)	(536,005)	(1,072,428)	(423,907)
Net unrealized security gain	$281,367	$8,299,112	$9,975,012	$3,972,176

The difference between GAAP-basis and tax-basis unrealized gains (losses) are attributable primarily to wash sales and differences in the tax treatment of market discount accretion and premium amortization.

In order to present certain components of the Funds’ capital accounts on a tax-basis, certain reclassifications have been recorded to the Funds’ accounts. These reclassifications have no impact on the net asset value of the Funds and result primarily from dividend redesignations, expired capital loss carryforwards, differences in the tax treatment of underlying fund investments, and the recognition of income and gain/losses of certain bonds.

Fund	Paid-in Capital	Accumulated net realized gain (loss)	Undistributed (distributions in excess of) net investment income (loss)
Growth	—	5,041	(5,041)
Value	—	40,356	(40,356)
MidCap Growth	—	48,880	(48,880)
Bond	—	(6,298,240)	6,298,240
Short-Term Government	(400,692)	121,842	278,850
National Tax-Free Intermediate Bond	—	32,436	(32,436)
Missouri Tax-Free Intermediate Bond		(14,034)	14,034

Commerce and GSAM have reviewed the Funds’ tax positions for all open tax years (the current and prior three fiscal years) and have concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

7. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Credit Risks — The fixed income funds are subject to credit risks because an issuer or guarantor of a fixed income security may be unable or unwilling to make interest and principal payments when due. A bond’s value could decline because of concerns about an issuer’s willingness to make such payments.

Interest Rate Risks — The fixed income funds are subject to interest rate risks. Interest rate risk is the risk that the value of a Fund’s portfolio will decline because of rising interest rates. The magnitude of this decline will often be greater for longer-term, fixed-income securities than shorter-term securities.

COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2017

7. OTHER RISKS (continued)

Large Shareholder Purchase and Redemption Risk — A Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell its securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value and liquidity. Similarly, large share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Market Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk).

Portfolio Concentrations — The Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds invest a large percentage of their assets in obligations of issuers within Missouri and Kansas, respectively. Therefore, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting those states.

Under normal market conditions, the Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund invest at least 80% of their assets plus any borrowings for investment purposes (measured at the time of purchase) in Missouri and Kansas municipal securities, respectively, the income from which, in the opinion of bond counsel, is exempt from regular federal income tax, federal alternative minimum taxes and Missouri and Kansas state taxes, respectively. Alternatively, at least 80% of a Fund’s distributed income must be exempt from such taxes. For each of the Missouri and Kansas Tax-Free Funds, the actual payment of principal and interest on Missouri and Kansas municipal securities is dependent on the Missouri General Assembly and the Kansas legislature, respectively, allotting money each fiscal year for these payments.

The investments of the Growth, Value and MidCap Growth Funds may be concentrated in securities of technology companies. At times, securities of technology companies may experience significant price fluctuations. The Value Fund’s performance may be adversely affected by events affecting the financial sectors, if it invests a relatively large percentage of its assets in those sectors. The financial sectors can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, and the availability and cost of capital. The MidCap Growth Fund concentrates in mid-cap stocks. Investing in smaller and mid-sized companies may be riskier than investing in larger, more established companies.

The Bond and Short-Term Government Funds may invest 80% and 100%, respectively, of their total assets in mortgage-related securities and the Bond Fund may invest 80% of its total assets in asset-backed securities. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity, and enhanced sensitivity to interest rates. As a result, mortgage-backed securities may be more difficult to value and liquidate, if necessary. Mortgage-backed securities are also subject to prepayment risk, which may result in a decreased rate of return and a decline in the value of the securities. Asset-backed securities are dependent upon payment of the underlying consumer loans or receivables by individuals, and the certificate holder frequently has no recourse against the entity that originated the loans or receivables. Asset backed securities have a greater risk of default during periods of economic downturn than other securities. Also, asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

Quantitative Model Risk — The Growth, Value and MidCap Growth Funds are subject to the risk that securities selected using quantitative models may perform differently from the market as a whole for many reasons, including the factors used in building the model and the weights placed on each factor, among others. The quantitative models used by the Adviser to manage the Growth, Value and MidCap Growth Funds may not perform as expected, particularly in volatile markets.

COMMERCE FUNDS

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, in their experience, Commerce and GSAM believe the risk of loss under these arrangements to be remote.

9. SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Commerce and GSAM have concluded that there is no impact requiring adjustment or disclosure in the financial statements.

10. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Growth Fund
	For the Fiscal Year Ended October 31, 2017		For the Fiscal Year Ended October 31, 2016
	Shares	Dollars	Shares	Dollars
Shares sold	911,142	$26,599,222	989,866	$27,465,641
Reinvestment of distributions	72,596	1,941,511	98,791	2,666,415
Shares redeemed	(621,635)	(18,351,791)	(481,143)	(13,098,534)
Net Increase	362,103	$10,188,942	607,514	$17,033,522

	Value Fund
	For the Fiscal Year Ended October 31, 2017		For the Fiscal Year Ended October 31, 2016
	Shares	Dollars	Shares	Dollars
Shares sold	2,848,235	$90,676,810	4,183,165	$123,848,344
Reinvestment of distributions	244,283	7,749,125	502,160	14,302,366
Shares redeemed	(4,636,926)	(148,162,603)	(1,859,915)	(54,238,488)
Net Increase (Decrease)	(1,544,408)	$(49,736,668)	2,825,410	$83,912,222

	MidCap Growth Fund
	For the Fiscal Year Ended October 31, 2017		For the Fiscal Year Ended October 31, 2016
	Shares	Dollars	Shares	Dollars
Shares sold	1,097,391	$40,488,721	1,436,765	$48,550,416
Reinvestment of distributions	27,150	924,138	36,837	1,230,493
Shares redeemed	(471,473)	(17,695,417)	(273,896)	(9,190,228)
Net Increase	653,068	$23,717,442	1,199,706	$40,590,681

COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2017

10. SUMMARY OF SHARE TRANSACTIONS (continued)

	Bond Fund
	For the Fiscal Year Ended October 31, 2017		For the Fiscal Year Ended October 31, 2016
	Shares	Dollars	Shares	Dollars
Shares sold	12,027,618	$239,610,970	13,529,418	$270,561,550
Reinvestment of distributions	443,399	8,830,850	508,362	10,206,297
Shares redeemed	(12,980,437)	(257,659,012)	(8,872,746)	(178,144,299)
Net Increase (Decrease)	(509,420)	$(9,217,192)	5,165,034	$102,623,548

	Short-Term Government Fund
	For the Fiscal Year Ended October 31, 2017		For the Fiscal Year Ended October 31, 2016
	Shares	Dollars	Shares	Dollars
Shares sold	1,804,340	$30,963,212	2,100,812	$36,539,855
Reinvestment of distributions	40,313	691,657	35,914	624,482
Shares redeemed	(2,279,740)	(39,109,834)	(1,881,095)	(32,683,721)
Net Increase (Decrease)	(435,087)	$(7,454,965)	255,631	$4,480,616

	National Tax-Free Intermediate Bond Fund
	For the Fiscal Year Ended October 31, 2017		For the Fiscal Year Ended October 31, 2016
	Shares	Dollars	Shares	Dollars
Shares sold	3,299,538	$64,048,861	3,616,057	$71,841,884
Reinvestment of distributions	21,268	409,297	18,535	369,139
Shares redeemed	(2,618,714)	(50,620,662)	(1,758,412)	(35,062,645)
Net Increase	702,092	$13,837,496	1,876,180	$37,148,378

	Missouri Tax-Free Intermediate Bond Fund
	For the Fiscal Year Ended October 31, 2017		For the Fiscal Year Ended October 31, 2016
	Shares	Dollars	Shares	Dollars
Shares sold	3,346,269	$64,752,420	3,563,754	$70,464,440
Reinvestment of distributions	58,099	1,125,126	57,640	1,140,600
Shares redeemed	(3,370,613)	(65,025,344)	(1,891,100)	(37,466,228)
Net Increase	33,755	$852,202	1,730,294	$34,138,812

	Kansas Tax-Free Intermediate Bond Fund
	For the Fiscal Year Ended October 31, 2017		For the Fiscal Year Ended October 31, 2016
	Shares	Dollars	Shares	Dollars
Shares sold	1,467,374	$28,250,300	1,712,669	$33,667,785
Reinvestment of distributions	15,267	293,726	16,484	324,635
Shares redeemed	(1,237,025)	(23,708,671)	(750,324)	(14,776,648)
Net Increase	245,616	$4,835,355	978,829	$19,215,772

COMMERCE FUNDS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

The Commerce Funds:

We have audited the accompanying statement of assets and liabilities of the Growth Fund, Value Fund, MidCap Growth Fund, Bond Fund, Short-Term Government Fund, National Tax-Free Intermediate Bond Fund, Missouri Tax-Free Intermediate Bond Fund, and Kansas Tax-Free Intermediate Bond Fund, each a series of The Commerce Funds, including the schedule of investments, as of October 31, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of The Commerce Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2017, by correspondence with custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Commerce Funds as of October 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

December 21, 2017

COMMERCE FUNDS

Fund Expenses – Period Ended October 31, 2017 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; shareholder servicing fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2017 through October 31, 2017, which represents a period of 184 days in a 365-day year.

Actual Expenses — The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees, but shareholders of other funds may incur such costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 5/1/17	Ending Account Value 10/31/17	Expenses Paid for the 6 months ended 10/31/17*	Beginning Account Value 5/1/17	Ending Account Value 10/31/17	Expenses Paid for the 6 months ended 10/31/17*	Beginning Account Value 5/1/17	Ending Account Value 10/31/17	Expenses Paid for the 6 months ended 10/31/17*	Beginning Account Value 5/1/17	Ending Account Value 10/31/17	Expenses Paid for the 6 months ended 10/31/17*
Fund	Growth Fund			Value Fund			MidCap Growth Fund			Bond Fund
Shares
Actual	$1,000.00	$1,103.00	$4.19	$1,000.00	$1,051.40	$3.62	$1,000.00	$1,084.40	$4.31	$1,000.00	$1,022.50	$3.42
Hypothetical 5% return	1,000.00	1,021.22	4.02	1,000.00	1,021.68	3.57	1,000.00	1,021.07	4.18	1,000.00	1,021.83	3.41
	Short-Term Government Fund			National Tax-Free Intermediate Bond Fund			Missouri Tax-Free Intermediate Bond Fund			Kansas Tax-Free Intermediate Bond Fund
Shares
Actual	$1,000.00	$1,004.30	$3.44	$1,000.00	$1,021.60	$3.11	$1,000.00	$1,021.26	$3.11	$1,000.00	$1,018.00	$3.56
Hypothetical 5% return	1,000.00	1,021.78	3.47	1,000.00	1,022.13	3.11	1,000.00	1,022.13	3.11	1,000.00	1,021.68	3.57

*	Expenses are calculated using each Fund’s annualized net expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended October 31, 2017. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the year. The annualized net expense ratios for the period were as follows:

Fund		Fund
Growth	0.79%	Short-Term Government	0.68%
Value	0.70	National Tax-Free Intermediate Bond	0.61
MidCap Growth	0.82	Missouri Tax-Free Intermediate Bond	0.64
Bond	0.67	Kansas Tax-Free Intermediate Bond	0.70

+	Hypothetical expenses are based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses.

COMMERCE FUNDS

Trustees and Officers (Unaudited)

The Board of Trustees of the Trust is responsible for the management of the business and affairs of the Trust. The Trustees and officers of the Trust and their principal occupations for the last five years are set forth below. Trustees who are not deemed to be “interested persons” of the Trust as defined in the Act are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Trust are referred to as “Interested Trustees.” The Commerce Funds’ statement of additional information (“SAI”), which includes additional information about the Trustees, is available and may be obtained without charge by calling 1-800-995-6365.

Each Trustee holds office for an indefinite term until the earliest of: (a) the election of his successor; (b) the date a trustee dies, resigns or is removed by at least two-thirds of the Board of Trustees in accordance with the Trust’s Declaration of Trust; (c) in accordance with the by-laws of the Trust (which may be changed by the Trustees without shareholder approval) at the end of the calendar year during which the Trustee attains the age of 75 years; unless the Board, in its discretion, votes to retain a trustee or (d) the Trust terminates. Each officer holds office for an indefinite term until the earliest of: (a) the election of his successor; (b) the date an officer dies, resigns or is removed by the Board of Trustees in accordance with the Trust’s by-laws; or (c) the Trust terminates.

Independent Trustees

Name, Address and Age	Position(s) Held with The Trust	Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex[2] Overseen by Trustee	Other Directorships Held During Past 5 Years[3]
David L. Bodde c/o The Commerce Funds 922 Walnut Street Kansas City, MO 64106 Age: 74	Lead Independent Trustee	23 years	Emeritus Professor, International Center for Automotive Research, Clemson University, since 2016; Consultant, Ewing Marion Kauffman Foundation, since 2017; Professor, International Center for Automotive Research, Clemson University, from 2004 to 2016; Charles N. Kimball Professor of Technology and Innovation, University of Missouri, Kansas City, from July 1996 to July 2004.	8	Director, Great Plains Energy Inc., since 1994.

*Scott D. Monette c/o The Commerce Funds 922 Walnut Street Kansas City, MO 64106 Age: 56	Trustee	Since August 2017	Chief Executive Officer, Big Heart Wines LLC, since 2013; Director, Spartan Light Metal Products, Inc., since 2014; Chief Financial Officer, from 2011 to 2013, Corporate Vice President, Treasurer and Corporate Development Officer, from 2001 to 2011, Ralcorp Holdings, Inc.	8	None

**Charles W. Peffer c/o The Commerce Funds 922 Walnut Street Kansas City, MO 64106 Age: 70	Trustee	14 years	Retired. Former Partner and Managing Partner of KPMG LLP until September 2002.	8	Director, Garmin Ltd. (aviation and consumer technology), since 2004; Director, NPC International Inc. (restaurant and business), from 2006 to December 2011 and since 2012; Director, Sensata Technologies Holding N.V. (sensors and control systems for various manufacturing products), since 2010; Director, HD Supply Holdings, Inc. (industrial distributor of products and services in North America), since 2013.

COMMERCE FUNDS

Trustees and Officers (Unaudited) (continued)

Independent Trustees (continued)

Name, Address and Age	Position(s) Held with The Trust	Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex[2] Overseen by Trustee	Other Directorships Held During Past 5 Years[3]
Erika Z. Schenk c/o The Commerce Funds 922 Walnut Street Kansas City, MO 64106 Age: 45	Trustee	Since August 2017	General Counsel and Vice President of Compliance, World Wide Technology, Inc., since 2014; Senior Counsel, The Boeing Company, from 2011 to 2014.	8	None

James M. Snowden, Jr. c/o The Commerce Funds 922 Walnut Street Kansas City, MO 64106 Age: 74	Trustee	7 years	Executive Vice President, Huntleigh Securities Corporation, since 1995.	8	None

Interested Trustee

***Martin E. Galt, III c/o The Commerce Funds 922 Walnut Street Kansas City, MO 64106 Age: 75	Trustee and Chairman	13 years	Chairman, Commerce Family Office, since December 1, 2011; Chairman, The Commerce Trust Company, September 1, 2004 to October 31, 2010; President, Investment Products, TIAA-CREF, January 1999 to October 2003.	8	None

[1]

Each Trustee holds office for an indefinite term until the earliest of: (a) the election of his or her successor; (b) the date a Trustee dies, resigns or is removed by at least two-thirds of the Board in accordance with the Trust’s Declaration of Trust; (c) in accordance with the by-laws of the Trust (which may be changed by the Trustees without shareholder approval) at the end of the calendar year during which the Trustee attains the age of 75 years, unless the Board, in its discretion, votes to retain a Trustee; or (d) the Trust terminates.

[2]	The “Fund Complex” consists of the Trust.

[3]	Directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

*

Mr. Monette has obtained a $1.5 million line of credit from Commerce Bank, N.A. (“Commerce Bank”), a subsidiary of Commerce Bancshares, the parent company of the Adviser, for purposes of his business. The line of credit is secured by assets in a trust owned by Mr. Monette’s wife. The largest amount of the loan outstanding during the two most recently completed calendar years was $225,704, and the amount outstanding as of December 31, 2016 was $199,800. The line of credit and its terms, including the rate of interest, were negotiated at arms’ length and are consistent with the terms and pricing of other similar lines of credit extended by Commerce Bank, and Mr. Monette was not provided with any preferential terms. For this reason, Mr. Monette is not considered to have a material business or professional relationship with the Adviser or its affiliates.

**

Mr. Peffer serves as an independent director of Lockton Inc. (“Lockton”), a privately owned company (since 2013). Lockton serves as the Funds’ insurance broker. Commerce Bancshares, parent company of the Adviser, pays Lockton an annual fee for insurance brokerage services provided to both the Funds and Commerce Bancshares in the amount of approximately $365,000 (the “Transaction”). The Transaction is not considered material to Lockton or Commerce Bancshares, and Mr. Peffer is not considered to have a material business relationship with either the Adviser or the Trust under the 1940 Act as a result of the Transaction.

***Mr.	Galt is an interested person of the Trust because he owns shares of the Adviser’s parent company, Commerce Bancshares, and because he also currently serves as Chairman of the Commerce Family Office.

COMMERCE FUNDS

Officers

Name, Address and Age	Position(s) Held with The Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
William R. Schuetter Commerce Investment Advisors, Inc. 922 Walnut Street Kansas City, MO 64106 Age: 57	President	9 years	Chief Operations Officer, Commerce Investment Advisors, Inc., since May 2001; Director, Commerce Investment Advisors, Inc., since April 2008; Vice President, Commerce Bank, since 1998; President, The Commerce Funds, since May 2008.

Laura Spidle Commerce Investment Advisors, Inc. 922 Walnut Street Kansas City, MO 64106 Age: 48	Secretary, Chief Compliance Officer, Vice President and Anti-Money Laundering Officer	Since August 2017	Compliance Manager, American Century Investments, 2004-2017.

Gordon Lui Goldman Sachs & Co. LLC 200 West Street New York, NY 10282 Age: 36	Treasurer	Since August 2016	Vice President, Goldman Sachs Asset Management, Global Fund Services Group, since January 2011.

Peter W. Fortner Goldman Sachs & Co. LLC 30 Hudson Street Jersey City, NJ 07302 Age: 59	Chief Accounting Officer	10 years	Vice President, Goldman Sachs & Co. LLC, since July 2000; Assistant Treasurer, Goldman Sachs Mutual Fund Complex, since July 2000.

Philip V. Giuca, Jr. Goldman Sachs & Co. LLC 30 Hudson Street Jersey City, NJ 07302 Age: 55	Assistant Treasurer	19 years	Managing Director, Goldman Sachs & Co. LLC, since January 2014; Vice President, Goldman Sachs & Co. LLC, May 1992 to December 2013; Assistant Secretary, The Goldman Sachs Group Inc., and Assistant Treasurer, Goldman Sachs Mutual Fund Complex, since 2000.

Joseph McClain Goldman Sachs & Co. LLC 200 West Street New York, NY 10282 Age: 33	Assistant Secretary	Since November 2017	Vice President and Assistant General Counsel, Goldman Sachs Asset Management, since February 2016; Associate, Dechert LLP, April 2012 to January 2016.

Jeffrey Bolin Commerce Investment Advisors, Inc. 922 Walnut Street Kansas City, MO 64106 Age: 50	Vice President	9 years	Vice President and Business Manager, The Commerce Funds, since November 2013; Vice President and Business Manager, Commerce Investment Advisors, Inc., since March 2012; Assistant Vice President and Business Manager, The Commerce Funds, from November 2008 to November 2013; Assistant Vice President and Business Manager, Commerce Investment Advisors, Inc., November 2008 to March 2012.

COMMERCE FUNDS

The Commerce Funds

Growth Fund:

The Fund is subject to market risk so that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. Investments in technology companies, which may produce or use products or services that prove commercially unsuccessful or become obsolete, may be subject to greater price volatility than securities of companies in other sectors. The Fund is also subject to quantitative model risk, which is the risk that securities selected using quantitative models may perform differently from the market as a whole for many reasons, including the factors used in building the model and the weights placed on each factor, among others. The quantitative model used by the Adviser to manage the Fund may not perform as expected, particularly in volatile markets.

Value Fund:

The Fund is subject to market risk so that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. Investments in technology companies, which may produce or use products or services that prove commercially unsuccessful or become obsolete, may be subject to greater price volatility than securities of companies in other sectors. The Value Fund’s performance may be adversely affected by events affecting the financial sectors, if it invests a relatively large percentage of its assets in those sectors. The financial sectors can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, and the availability and cost of capital. The Fund is also subject to quantitative model risk, which is the risk that securities selected using quantitative models may perform differently from the market as a whole for many reasons, including the factors used in building the model and the weights placed on each factor, among others. The quantitative model used by the Adviser to manage the Fund may not perform as expected, particularly in volatile markets.

MidCap Growth Fund:

The Fund is subject to market risk so that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. Investments in technology companies, which may produce or use products or services that prove commercially unsuccessful or become obsolete, may be subject to greater price volatility than securities of companies in other sectors. The Fund invests in small- and mid-capitalization securities. Generally, smaller and mid-sized companies are more vulnerable to adverse developments because of more limited product lines, markets or financial resources. As a result, the securities of smaller and mid-sized companies may involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic trading and price movements. The Fund is also subject to quantitative model risk, which is the risk that securities selected using quantitative models may perform differently from the market as a whole for many reasons, including the factors used in building the model and the weights placed on each factor, among others. The quantitative model used by the Adviser to manage the Fund may not perform as expected, particularly in volatile markets.

Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Fund if held to maturity and not to the value of the Fund’s shares. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity and enhanced sensitivity to interest rates. Asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

COMMERCE FUNDS

Short-Term Government Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Fund if held to maturity and not to the value of the Fund’s shares. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity and enhanced sensitivity to interest rates.

National Tax-Free Intermediate Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. Investments in municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation or legislative changes. The Fund’s investments may subject shareholders to the federal alternative minimum tax and state income taxes.

Missouri Tax-Free Intermediate Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The Fund invests its assets predominately in Missouri bonds. The actual payment of principal and interest on these bonds is dependent on the Missouri General Assembly allotting money each fiscal year for these payments. The Fund is non-diversified. Due to the small number of bonds generally held in the portfolio, the Fund may be subject to greater risks than a more diversified fund. A change in the value of any single holding may affect the overall value more than it would affect a diversified fund that holds more investments. Investments in municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation or legislative changes. In addition, the Fund’s investments may subject shareholders to federal alternative minimum tax. The investment income from this Fund may be subject to state income taxes.

Kansas Tax-Free Intermediate Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The Fund invests its assets predominately in Kansas bonds. The actual payment of principal and interest on these bonds is dependent on the Kansas legislature allotting money each fiscal year for these payments. The Fund is non-diversified. Due to the small number of bonds generally held in the portfolio, the Fund may be subject to greater risks than a more diversified fund. A change in the value of any single holding may affect the overall value more than it would affect a diversified fund that holds more investments. Investments in municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation or legislative changes. In addition, the Fund’s investments may subject shareholders to federal alternative minimum tax. The investment income from this Fund may be subject to state income taxes.

COMMERCE FUNDS

The Commerce Funds (continued)

Commerce Funds Tax Information (Unaudited)

For the year ended October 31, 2017, 99.90%, 99.31%, and 94.84% of the dividends paid from net investment company taxable income by the Growth, Value, and Mid Cap Growth Funds, respectively, qualify for the dividends received deduction available to corporations.

For the year ended October 31, 2017, 100%, 97.97%, and 100% of the dividends paid from net investment company taxable income by the Growth, Value, and Mid Cap Growth Funds, respectively, qualify for the reduced tax rate under the Jobs and Growth Tax Relief and Reconciliation Act of 2003.

Pursuant to Section 852 of the Internal Revenue Code, the Growth, Value, Mid Cap Growth, Bond and National Tax-Free Intermediate Bond Funds designate $4,175,694, $4,207,903, $4,998,011, $433,651 and $776,499, respectively, or, if different, the maximum amount allowable, as capital gain dividends paid during the year ended October 31, 2017.

During the year ended October 31, 2017, 94.64%, 99.83%, and 99.93%, of the distributions from net investment income paid by the National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond, and Kansas Tax-Free Intermediate Bond Funds, respectively, were exempt-interest dividends and as such, are not subject to U.S. Federal income tax.

During the year ended October 31, 2017, the Growth, Value, and National Tax-Free Intermediate Bond Funds designate $245,009, $1,309,047 and $664,509, respectively, as short-term capital gain dividends pursuant to Section 871(k) of the Internal Revenue Code.

During the year ended October 31, 2017, 100% of the distributions paid from net investment company taxable income by the Bond and Short-Term Government Funds, respectively, are designated as interest-related dividends pursuant to section 871(k) of the Internal Revenue Code.

ADVISER AND CO-ADMINISTRATOR
Commerce Investment Advisors, Inc.
922 Walnut Street 4th Floor
Kansas City,
Missouri 64106
CUSTODIAN/ACCOUNTING AGENT
State Street Bank & Trust Company
1 Lincoln Street
Boston, Massachusetts 02111
TRANSFER AGENT
Boston Financial Data Services, Inc.
330 W. 9th
4th Floor
Kansas City, Missouri 64105
DISTRIBUTOR
Goldman, Sachs & Co LLC
200 West Street
New York, New York 10282
CO-ADMINISTRATOR
Goldman Sachs Asset Management, L.P. 200 West Street
New York, New York 10282
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
Two Financial Center
60 South St.
Boston, MA 02111
LEGAL COUNSEL
Drinker Biddle & Reath LLP One Logan Square
Suite 2000
Philadelphia, Pennsylvania 19103-6996
This Annual Report contains facts concerning The Commerce Funds’ objectives and policies, management, expenses, and other information. For more complete information about The Commerce Funds, a prospectus may be obtained by calling 1-800-995-6365. An investor should read the prospectus carefully before investing or sending money.
The Commerce Funds are advised by Commerce Investment Advisors, Inc., a subsidiary of Commerce Bank, which receives a fee for its services.The Commerce Funds are distributed by Goldman, Sachs & Co LLC.
The Commerce Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q.The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.
A description of the policies and procedures that The Commerce Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without change, upon request by calling 1-800-995-6365 and (ii) on the SEC’s website at http://www.sec.gov.
This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. Investors should consider the Commerce Funds’ investment objectives, risks, and charges and expenses, and should read the Prospectus carefully before investing or sending money. The Prospectus contains this and other information about a Fund and may be obtained from your authorized dealer or from The Commerce Funds by calling
1-800-995-6365.
NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

TRUSTEES
Martin	E. Galt III, Chairman
David	L. Bodde, Lead Independent Trustee
Scott	Monette Charles W. Peffer Erika Schenk James M. Snowden, Jr.
OFFICERS
William	Schuetter, President
Laura	Spidle, Vice President, Chief Compliance officer, Anti-Money
Laundering	Officer and Secretary
Jeffrey	Bolin, Vice President
Peter	W. Fortner, Chief Accounting Officer
Gordon	Lui, Treasurer
Philip	V. Giuca Jr., Assistant Treasurer
Joseph	McClain, Assistant Secretary
922	Walnut
Fourth	Floor
Kansas	City, Missouri 64106 www.commercefunds.com 1-800-995-6365
113996-TMPL-12/2017
commerce	funds

ITEM 2.	CODE OF ETHICS.

(a) As of the end of the period covered by this report, the Registrant has adopted a code of ethics, the Code of Conduct for Senior Officers, that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party. A copy of the Code of Conduct for Senior Officers is filed herein under Item 13(a)(1).

(c) During the period covered by this report, no amendments were made to the provisions of the Code of Conduct for Senior Officers.

(d) During the period covered by this report, the Registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Conduct for Senior Officers.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s Board of Trustees has determined that the Registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. Charles W. Peffer is the “audit committee financial expert” and is “independent” (as each of these terms is defined in Item 3 of Form N-CSR).

Under applicable securities laws and regulations, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liability that are greater than the duties, obligations, and liability imposed on such person as a member of the Registrant’s Audit Committee and Board of Trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations or liability of any other member of the Registrant’s Audit Committee or Board of Trustees.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $148,350 and $142,725 for fiscal years ended October 31, 2017 and 2016, respectively.

(b) Audit-Related Fees. There were no fees billed in either of the last two fiscal years for assurance and related services by the Registrant’s principal accountant reasonably related to the performance of the audit of the Registrant’s financial statements that were not reported under paragraph (a) of this item.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $44,520 and $42,820 for the fiscal years ended October 31, 2017 and 2016, respectively. Tax fees for the fiscal years ended October 31, 2017 and 2016 consist of tax compliance services rendered to the Registrant. These services include the preparation of federal and state corporate tax returns and excise tax returns, as well as services relating to excise tax distribution requirements.

(d) All Other Fees. There were no fees billed in either of the last two fiscal years for products and services provided by the Registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(l) Pursuant to a Board resolution adopted on February 10, 2004, to the extent required by applicable regulations, all audit and non-audit services provided by the independent accountants shall be pre-approved either: (a) by the Registrant’s Audit Committee as a whole; or (b) between meetings of the Audit Committee by the Chairman of the Audit Committee and the Registrant’s designated Audit Committee Financial Expert, provided that, in each case, such pre-approvals must be reported to the full Audit Committee at its next meeting.

(e)(2) There were no services described in each of paragraphs (b) through (d) of this item that were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant were $287,132 and $251,109 for the fiscal years ended October 31, 2017 and 2016, respectively.

(h) The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a) The Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT
INVESTMENT	COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND
AFFILIATED	PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There has been no material change to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS

(a)(1)	The Commerce Funds’ Code of Conduct for Senior Officers is attached hereto.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)	Not applicable.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE COMMERCE FUNDS

/s/ Bill Schuetter
Bill Schuetter
President
January 5, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Bill Schuetter
Bill Schuetter
President
The Commerce Funds
January 5, 2018

/s/ Peter Fortner
Peter Fortner
Chief Accounting Officer
The Commerce Funds
January 5, 2018